UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-22431

RiverPark Funds Trust
(Exact name of registrant as specified in charter)

________

156 West 56th Street
Suite 1704
New York, NY 10019
 (Address of principal executive offices)

________

Morty Schaja
156 West 56th Street
Suite 1704
New York, NY 10019
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-212-484-2100
Date of Fiscal Year End: September 30
Date of Reporting Period: July 1, 2021 to June 30, 2022

________

Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following Funds, each a series of RiverPark Funds Trust:

RiverPark Floating Rate CMBS Fund
RiverPark Large Growth Fund
RiverPark Long/Short Opportunity Fund
RiverPark Short Term High Yield Fund
RiverPark Strategic Income Fund
Wedgewood Fund

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

ADOBE INC.

Security ID: 00724F101	Ticker: ADBE

Meeting Date: 14-Apr-22	Meeting Type: Annual

1A.	Election of Director to Serve for A One-year Term:
	Amy Banse	Management	For	Voted - For
1B.	Election of Director to Serve for A One-year Term:
	Brett Biggs	Management	For	Voted - For
1C.	Election of Director to Serve for A One-year Term:
	Melanie Boulden	Management	For	Voted - For
1D.	Election of Director to Serve for A One-year Term:
	Frank Calderoni	Management	For	Voted - For
1E.	Election of Director to Serve for A One-year Term:
	Laura Desmond	Management	For	Voted - For
1F.	Election of Director to Serve for A One-year Term:
	Shantanu Narayen	Management	For	Voted - For
1G.	Election of Director to Serve for A One-year Term:
	Spencer Neumann	Management	For	Voted - For
1H.	Election of Director to Serve for A One-year Term:
	Kathleen Oberg	Management	For	Voted - For
1I.	Election of Director to Serve for A One-year Term:
	Dheeraj Pandey	Management	For	Voted - For
1J.	Election of Director to Serve for A One-year Term:
	David Ricks	Management	For	Voted - For
1K.	Election of Director to Serve for A One-year Term:
	Daniel Rosensweig	Management	For	Voted - For
1L.	Election of Director to Serve for A One-year Term:
	John Warnock	Management	For	Voted - For
2.	Ratify the Appointment of KPMG LLP As our
Independent Registered Public Accounting Firm for
	our Fiscal Year Ending on December 2, 2022.	Management	For	Voted - For
3.	Approve, on an Advisory Basis, the Compensation of
	our Named Executive Officers.	Management	For	Voted - For

AIRBNB INC

Security ID: 009066101	Ticker: ABNB

Meeting Date: 01-Jun-22	Meeting Type: Annual

1.1	Election of Class II Director to Serve Until the
	2025 Annual Meeting: Amrita Ahuja	Management	For	Voted - For
1.2	Election of Class II Director to Serve Until the
	2025 Annual Meeting: Joseph Gebbia	Management	For	Voted - For
1.3	Election of Class II Director to Serve Until the
	2025 Annual Meeting: Jeffrey Jordan	Management	For	Voted - For
2.	To Ratify the Appointment of PricewaterhouseCoopers
LLP As our Independent Registered Public Accounting
	Firm for the Fiscal Year Ending December 31, 2022.	Management	For	Voted - For
3.	To Approve, on an Advisory (non-binding) Basis, the
	Compensation of our Named Executive Officers.	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

ALPHABET INC.

Security ID: 02079K305	Ticker: GOOGL

Meeting Date: 01-Jun-22	Meeting Type: Annual

1a.	Election of Director: Larry Page	Management	For	Voted - For
1b.	Election of Director: Sergey Brin	Management	For	Voted - For
1c.	Election of Director: Sundar Pichai	Management	For	Voted - For
1d.	Election of Director: John L. Hennessy	Management	For	Voted - For
1e.	Election of Director: Frances H. Arnold	Management	For	Voted - For
1f.	Election of Director: L. John Doerr	Management	For	Voted - For
1g.	Election of Director: Roger W. Ferguson Jr.	Management	For	Voted - For
1h.	Election of Director: Ann Mather	Management	For	Voted - For
1i.	Election of Director: K. Ram Shriram	Management	For	Voted - For
1j.	Election of Director: Robin L. Washington	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young
LLP As Alphabet's Independent Registered Public
Accounting Firm for the Fiscal Year Ending December
	31, 2022.	Management	For	Voted - For
3.	The Amendment of Alphabet's 2021 Stock Plan to
Increase the Share Reserve by 4,000,000 Shares of
	Class C Capital Stock.	Management	For	Voted - For
4.	The Amendment of Alphabet's Amended and Restated
Certificate of Incorporation to Increase the Number
	of Authorized Shares.	Management	For	Voted - For
5.	A Stockholder Proposal Regarding A Lobbying Report,
	If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
6.	A Stockholder Proposal Regarding A Climate Lobbying
	Report, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
7.	A Stockholder Proposal Regarding A Report on
Physical Risks of Climate Change, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against
8.	A Stockholder Proposal Regarding A Report on Water
Management Risks, If Properly Presented at the
	Meeting.	Shareholder	Against	Voted - Against
9.	A Stockholder Proposal Regarding A Racial Equity
	Audit, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
10.	A Stockholder Proposal Regarding A Report on
Concealment Clauses, If Properly Presented at the
	Meeting.	Shareholder	Against	Voted - Against
11.	A Stockholder Proposal Regarding Equal Shareholder
	Voting, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
12.	A Stockholder Proposal Regarding A Report on
Government Takedown Requests, If Properly Presented
	at the Meeting.	Shareholder	Against	Voted - Against
13.	A Stockholder Proposal Regarding A Human Rights
Assessment of Data Center Siting, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against
14.	A Stockholder Proposal Regarding A Report on Data
Collection, Privacy, and Security, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

15.	A Stockholder Proposal Regarding Algorithm
	Disclosures, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
16.	A Stockholder Proposal Regarding Misinformation and
Disinformation, If Properly Presented at the
	Meeting.	Shareholder	Against	Voted - Against
17.	A Stockholder Proposal Regarding A Report on
External Costs of Disinformation, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against
18.	A Stockholder Proposal Regarding A Report on Board
	Diversity, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
19.	A Stockholder Proposal Regarding the Establishment
of an Environmental Sustainability Board Committee,
	If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
20.	A Stockholder Proposal Regarding A Policy on
Non-management Employee Representative Director, If
	Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
21.	A Stockholder Proposal Regarding A Report on
Policies Regarding Military and Militarized
Policing Agencies, If Properly Presented at the
	Meeting.	Shareholder	Against	Voted - Against

AMAZON.COM, INC.

Security ID: 023135106	Ticker: AMZN

Meeting Date: 25-May-22	Meeting Type: Annual

1a.	Election of Director: Jeffrey P. Bezos	Management	For	Voted - For
1b.	Election of Director: Andrew R. Jassy	Management	For	Voted - For
1c.	Election of Director: Keith B. Alexander	Management	For	Voted - For
1d.	Election of Director: Edith W. Cooper	Management	For	Voted - For
1e.	Election of Director: Jamie S. Gorelick	Management	For	Voted - For
1f.	Election of Director: Daniel P. Huttenlocher	Management	For	Voted - For
1g.	Election of Director: Judith A. Mcgrath	Management	For	Voted - For
1h.	Election of Director: Indra K. Nooyi	Management	For	Voted - For
1i.	Election of Director: Jonathan J. Rubinstein	Management	For	Voted - For
1j.	Election of Director: Patricia Q. Stonesifer	Management	For	Voted - For
1k.	Election of Director: Wendell P. Weeks	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young
	LLP As Independent Auditors	Management	For	Voted - For
3.	Advisory Vote to Approve Executive Compensation	Management	For	Voted - For
4.	Approval of an Amendment to the Company's Restated
Certificate of Incorporation to Effect A 20-for-1
Split of the Company's Common Stock and A
Proportionate Increase in the Number of Authorized
	Shares of Common Stock	Management	For	Voted - For
5.	Shareholder Proposal Requesting A Report on
	Retirement Plan Options	Shareholder	Against	Voted - Against
6.	Shareholder Proposal Requesting A Report on
	Customer Due Diligence	Shareholder	Against	Voted - Against
7.	Shareholder Proposal Requesting an Alternative
	Director Candidate Policy	Shareholder	Against	Voted - Against

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

8.	Shareholder Proposal Requesting A Report on
	Packaging Materials	Shareholder	Against	Voted - Against
9.	Shareholder Proposal Requesting A Report on Worker
	Health and Safety Differences	Shareholder	Against	Voted - Against
10.	Shareholder Proposal Requesting Additional
Reporting on Risks Associated with the Use of
	Certain Contract Clauses	Shareholder	Against	Voted - Against
11.	Shareholder Proposal Requesting A Report on
	Charitable Contributions	Shareholder	Against	Voted - Against
12.	Shareholder Proposal Requesting Alternative Tax
	Reporting	Shareholder	Against	Voted - Against
13.	Shareholder Proposal Requesting Additional
	Reporting on Freedom of Association	Shareholder	Against	Voted - Against
14.	Shareholder Proposal Requesting Additional
	Reporting on Lobbying	Shareholder	Against	Voted - Against
15.	Shareholder Proposal Requesting A Policy Requiring
	More Director Candidates Than Board Seats	Shareholder	Against	Voted - Against
16.	Shareholder Proposal Requesting A Report on
	Warehouse Working Conditions	Shareholder	Against	Voted - Against
17.	Shareholder Proposal Requesting Additional
	Reporting on Gender/racial Pay	Shareholder	Against	Voted - Against
18.	Shareholder Proposal Requesting A Diversity and
	Equity Audit	Shareholder	Against	Voted - Against
19.	Shareholder Proposal Requesting A Report on
	Customer Use of Certain Technologies	Shareholder	Against	Voted - Against

APOLLO GLOBAL MANAGEMENT, INC.

Security ID: 03768E105	Ticker: APO

Meeting Date: 01-Oct-21	Meeting Type: Annual

1.1	Director: Walter (jay) Clayton	Management	For	Voted - For
1.2	Director: Michael Ducey	Management	For	Voted - For
1.3	Director: Richard Emerson	Management	For	Voted - For
1.4	Director: Joshua Harris	Management	For	Voted - For
1.5	Director: Kerry Murphy Healey	Management	For	Voted - For
1.6	Director: Pamela Joyner	Management	For	Voted - For
1.7	Director: Scott Kleinman	Management	For	Voted - For
1.8	Director: A.b. Krongard	Management	For	Voted - For
1.9	Director: Pauline Richards	Management	For	Voted - For
1.10	Director: Marc Rowan	Management	For	Voted - For
1.11	Director: David Simon	Management	For	Voted - For
1.12	Director: James Zelter	Management	For	Voted - For
2.	Ratification of Appointment of Deloitte & Touche
LLP As the Company's Independent Registered Public
Accounting Firm for the Fiscal Year Ending December
	31, 2021.	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

APPLE INC.

Security ID: 037833100	Ticker: AAPL

Meeting Date: 04-Mar-22	Meeting Type: Annual

1A.	Election of Director: James Bell	Management	For	Voted - For
1B.	Election of Director: Tim Cook	Management	For	Voted - For
1C.	Election of Director: Al Gore	Management	For	Voted - For
1D.	Election of Director: Alex Gorsky	Management	For	Voted - For
1E.	Election of Director: Andrea Jung	Management	For	Voted - For
1F.	Election of Director: Art Levinson	Management	For	Voted - For
1G.	Election of Director: Monica Lozano	Management	For	Voted - For
1H.	Election of Director: Ron Sugar	Management	For	Voted - For
1I.	Election of Director: Sue Wagner	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young
LLP As Apple's Independent Registered Public
	Accounting Firm for Fiscal 2022.	Management	For	Voted - For
3.	Advisory Vote to Approve Executive Compensation.	Management	For	Voted - For
4.	Approval of the Apple Inc. 2022 Employee Stock Plan.	Management	For	Voted - For
5.	A Shareholder Proposal Entitled "reincorporate with
	Deeper Purpose".	Shareholder	Against	Voted - Against
6.	A Shareholder Proposal Entitled "transparency
	Reports".	Shareholder	Against	Voted - Against
7.	A Shareholder Proposal Entitled "report on Forced
	Labor".	Shareholder	Against	Voted - Against
8.	A Shareholder Proposal Entitled "pay Equity".	Shareholder	Against	Voted - Against
9.	A Shareholder Proposal Entitled "civil Rights
	Audit".	Shareholder	Against	Voted - Against
10.	A Shareholder Proposal Entitled "report on
	Concealment Clauses".	Shareholder	Against	Voted - Against

AUTODESK, INC.

Security ID: 052769106	Ticker: ADSK

Meeting Date: 16-Jun-22	Meeting Type: Annual

1a.	Election of Director: Andrew Anagnost	Management	For	Voted - For
1b.	Election of Director: Karen Blasing	Management	For	Voted - For
1c	Election of Director: Reid French	Management	For	Voted - For
1d.	Election of Director: Dr. Ayanna Howard	Management	For	Voted - For
1e.	Election of Director: Blake Irving	Management	For	Voted - For
1f.	Election of Director: Mary T. Mcdowell	Management	For	Voted - For
1g.	Election of Director: Stephen Milligan	Management	For	Voted - For
1h.	Election of Director: Lorrie M. Norrington	Management	For	Voted - For
1i.	Election of Director: Betsy Rafael	Management	For	Voted - For
1j.	Election of Director: Stacy J. Smith	Management	For	Voted - For
2.	Ratify the Appointment of Ernst & Young LLP As
Autodesk, Inc.'s Independent Registered Public
Accounting Firm for the Fiscal Year Ending January
	31, 2023.	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

3.	Approve, on an Advisory (non-binding) Basis, the
Compensation of Autodesk, Inc.'s Named Executive
	Officers.	Management	For	Voted - For
4.	Approve the Autodesk 2022 Equity Incentive Plan.	Management	For	Voted - For

BLOCK, INC.

Security ID: 852234103	Ticker: SQ

Meeting Date: 14-Jun-22	Meeting Type: Annual

1.1	Director: Jack Dorsey	Management	For	Voted - For
1.2	Director: Paul Deighton	Management	For	Voted - For
2.	Advisory Vote on the Compensation of our Named
	Executive Officers.	Management	For	Voted - For
3.	Advisory Vote on the Frequency of Future
Stockholder Advisory Votes on the Compensation of
	our Named Executive Officers.	Management	1 Year	Voted - 1 Year
4.	Ratification of Appointment of Ernst & Young LLP As
our Independent Registered Public Accounting Firm
	for our Fiscal Year Ending December 31, 2022.	Management	For	Voted - For
5.	Stockholder Proposal, If Properly Presented at the
	Meeting, Regarding A Change in Stockholder Voting.	Shareholder	Against	Voted - Against

EXACT SCIENCES CORPORATION

Security ID: 30063P105	Ticker: EXAS

Meeting Date: 09-Jun-22	Meeting Type: Annual

1.1	Director: Kevin Conroy	Management	For	Voted - For
1.2	Director: Shacey Petrovic	Management	For	Voted - For
1.3	Director: Katherine Zanotti	Management	For	Voted - For
2.	To Ratify the Selection of PricewaterhouseCoopers
LLP As our Independent Registered Public Accounting
	Firm for 2022.	Management	For	Voted - For
3.	To Approve, on an Advisory Basis, the Compensation
	of our Named Executive Officers.	Management	For	Voted - For
4.	To Approve Amendment No. 1 to the Exact Sciences
	Corporation 2019 Omnibus Long- Term Incentive Plan.	Management	For	Voted - For
5.	To Approve the Amended and Restated Exact Sciences
	Corporation 2010 Employee Stock Purchase Plan.	Management	For	Voted - For
6.	The Shareholder Proposal Concerning Proxy Access.	Shareholder	Against	Voted - Against

FARFETCH LIMITED

Security ID: 30744W107 Ticker: FTCH

Meeting Date: 17-Nov-21	Meeting Type: Annual

1.	To Resolve As an Ordinary Resolution That the
Authorised Share Capital of Farfetch Limited be
Increased: (a) From: Us$20,000,000 Divided Into
500,000,000 Shares with A Nominal Or Par Value of

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

Us$0.04 Each. (b) To: Us$40,000,000 Divided Into
1,000,000,000 Shares with A Nominal Or Par Value of
	Us$0.04 Each.	Management	For	Voted - For
2.	To Resolve As A Special Resolution That the
Existing Memorandum and Articles of Association of
Farfetch Limited be Replaced in Their Entirety with
the New Amended and Restated Memorandum and
Articles of Association in the Form Tabled at the
	Meeting.	Management	For	Voted - For

ILLUMINA, INC.

Security ID: 452327109	Ticker: ILMN

Meeting Date: 26-May-22	Meeting Type: Annual

1A.	Election of Director: Frances Arnold, Ph.D.	Management	For	Voted - For
1B.	Election of Director: Francis A. Desouza	Management	For	Voted - For
1C.	Election of Director: Caroline D. Dorsa	Management	For	Voted - For
1D.	Election of Director: Robert S. Epstein, M.D.	Management	For	Voted - For
1E.	Election of Director: Scott Gottlieb, M.D.	Management	For	Voted - For
1F.	Election of Director: Gary S. Guthart, Ph.D.	Management	For	Voted - For
1G.	Election of Director: Philip W. Schiller	Management	For	Voted - For
1H.	Election of Director: Susan E. Siegel	Management	For	Voted - For
1I.	Election of Director: John W. Thompson	Management	For	Voted - For
2.	To Ratify the Appointment of Ernst & Young LLP As
our Independent Registered Public Accounting Firm
	for the Fiscal Year Ending January 1, 2023.	Management	For	Voted - For
3.	To Approve, on an Advisory Basis, the Compensation
of the Named Executive Officers As Disclosed in the
	Proxy Statement.	Management	For	Voted - For
4.	To Approve, on an Advisory Basis, A Stockholder
Proposal Regarding the Right of Stockholders to
	Call Special Meetings.	Shareholder	Against	Voted - Against
5.	To Approve an Amendment to our Amended and Restated
Certificate of Incorporation to Permit Stockholders
	to Call Special Meetings.	Management	For	Voted - For

INTUITIVE SURGICAL, INC.

Security ID: 46120E602	Ticker: ISRG

Meeting Date: 20-Sep-21	Meeting Type: Special

1.	To Approve the Company's Amended and Restated
Certificate of Incorporation to Increase the Number
of Authorized Shares of Common Stock for the
	Purpose of Effecting A Three-for-one Stock Split.	Management	For	Voted - For

Meeting Date: 28-Apr-22	Meeting Type: Annual

1A.	Election of Director: Craig H. Barratt, Ph.D.	Management	For	Voted - For
1B.	Election of Director: Joseph C. Beery	Management	For	Voted - For
1C.	Election of Director: Gary S. Guthart, Ph.D.	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

1D.	Election of Director: Amal M. Johnson	Management	For	Voted - For
1E.	Election of Director: Don R. Kania, Ph.D.	Management	For	Voted - For
1F.	Election of Director: Amy L. Ladd, M.D.	Management	For	Voted - For
1G.	Election of Director: Keith R. Leonard, Jr.	Management	For	Voted - For
1H.	Election of Director: Alan J. Levy, Ph.D.	Management	For	Voted - For
1I.	Election of Director: Jami Dover Nachtsheim	Management	For	Voted - For
1J.	Election of Director: Monica P. Reed, M.D.	Management	For	Voted - For
1K.	Election of Director: Mark J. Rubash	Management	For	Voted - For
2.	To Approve, by Advisory Vote, the Compensation of
	the Company's Named Executive Officers.	Management	For	Voted - For
3.	The Ratification of Appointment of
PricewaterhouseCoopers LLP As the Company's
Independent Registered Public Accounting Firm for
	the Fiscal Year Ending December 31, 2022.	Management	For	Voted - For
4.	To Approve the Company's Amended and Restated 2010
	Incentive Award Plan.	Management	For	Voted - For

MASTERCARD INCORPORATED

Security ID: 57636Q104	Ticker: MA

Meeting Date: 21-Jun-22	Meeting Type: Annual

1a.	Election of Director: Merit E. Janow	Management	For	Voted - For
1b.	Election of Director: Candido Bracher	Management	For	Voted - For
1c.	Election of Director: Richard K. Davis	Management	For	Voted - For
1d.	Election of Director: Julius Genachowski	Management	For	Voted - For
1e.	Election of Director: Choon Phong Goh	Management	For	Voted - For
1f.	Election of Director: Oki Matsumoto	Management	For	Voted - For
1g.	Election of Director: Michael Miebach	Management	For	Voted - For
1h.	Election of Director: Youngme Moon	Management	For	Voted - For
1i.	Election of Director: Rima Qureshi	Management	For	Voted - For
1j.	Election of Director: Gabrielle Sulzberger	Management	For	Voted - For
1k.	Election of Director: Jackson Tai	Management	For	Voted - For
1l.	Election of Director: Harit Talwar	Management	For	Voted - For
1m.	Election of Director: Lance Uggla	Management	For	Voted - For
2.	Advisory Approval of Mastercard's Executive
	Compensation.	Management	For	Voted - For
3.	Ratification of the Appointment of
PricewaterhouseCoopers LLP As the Independent
Registered Public Accounting Firm for Mastercard
	for 2022.	Management	For	Voted - For
4.	Approval of an Amendment to Mastercard's
Certificate of Incorporation to Enable Adoption of
A Stockholders' Right to Call Special Meetings of
	Stockholders.	Management	For	Voted - For
5.	Consideration of A Stockholder Proposal on the
	Right to Call Special Meetings of Stockholders.	Shareholder	Against	Voted - Against
6.	Consideration of A Stockholder Proposal Requesting
	Board Approval of Certain Political Contributions.	Shareholder	Against	Voted - Against
7.	Consideration of A Stockholder Proposal Requesting
	Charitable Donation Disclosure.	Shareholder	Against	Voted - Against

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

8.	Consideration of A Stockholder Proposal Requesting
	A Report on "ghost Guns".	Shareholder	Against	Voted - Against

META PLATFORMS, INC.

Security ID: 30303M102	Ticker: FB

Meeting Date: 25-May-22	Meeting Type: Annual

1.1	Director: Peggy Alford	Management	For	Voted - For
1.2	Director: Marc L. Andreessen	Management	For	Voted - For
1.3	Director: Andrew W. Houston	Management	For	Voted - For
1.4	Director: Nancy Killefer	Management	For	Voted - For
1.5	Director: Robert M. Kimmitt	Management	For	Voted - For
1.6	Director: Sheryl K. Sandberg	Management	For	Voted - For
1.7	Director: Tracey T. Travis	Management	For	Voted - For
1.8	Director: Tony Xu	Management	For	Voted - For
1.9	Director: Mark Zuckerberg	Management	For	Voted - For
2.	To Ratify the Appointment of Ernst & Young LLP As
Meta Platforms, Inc.'s Independent Registered
Public Accounting Firm for the Fiscal Year Ending
	December 31, 2022.	Management	For	Voted - For
3.	To Approve, on A Non-binding Advisory Basis, the
Compensation Program for Meta Platforms, Inc.'s
Named Executive Officers As Disclosed in Meta
	Platforms, Inc.'s Proxy Statement.	Management	For	Voted - For
4.	A Shareholder Proposal Regarding Dual Class Capital
	Structure.	Shareholder	Against	Voted - Against
5.	A Shareholder Proposal Regarding an Independent
	Chair.	Shareholder	Against	Voted - Against
6.	A Shareholder Proposal Regarding Concealment
	Clauses.	Shareholder	Against	Voted - Against
7.	A Shareholder Proposal Regarding Report on External
	Costs of Misinformation.	Shareholder	Against	Voted - Against
8.	A Shareholder Proposal Regarding Report on
	Community Standards Enforcement.	Shareholder	Against	Voted - Against
9.	A Shareholder Proposal Regarding Report and
	Advisory Vote on the Metaverse.	Shareholder	Against	Voted - Against
10.	A Shareholder Proposal Regarding Human Rights
	Impact Assessment.	Shareholder	Against	Voted - Against
11.	A Shareholder Proposal Regarding Child Sexual
	Exploitation Online.	Shareholder	Against	Voted - Against
12.	A Shareholder Proposal Regarding Civil Rights and
	Non-discrimination Audit.	Shareholder	Against	Voted - Against
13.	A Shareholder Proposal Regarding Report on Lobbying.	Shareholder	Against	Voted - Against
14.	A Shareholder Proposal Regarding Assessment of
	Audit & Risk Oversight Committee.	Shareholder	Against	Voted - Against
15.	A Shareholder Proposal Regarding Report on
	Charitable Donations.	Shareholder	Against	Voted - Against

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

MICROSOFT CORPORATION

Security ID: 594918104	Ticker: MSFT

Meeting Date: 30-Nov-21	Meeting Type: Annual

1A.	Election of Director: Reid G. Hoffman	Management	For	Voted - For
1B.	Election of Director: Hugh F. Johnston	Management	For	Voted - For
1C.	Election of Director: Teri L. List	Management	For	Voted - For
1D.	Election of Director: Satya Nadella	Management	For	Voted - For
1E.	Election of Director: Sandra E. Peterson	Management	For	Voted - For
1F.	Election of Director: Penny S. Pritzker	Management	For	Voted - For
1G.	Election of Director: Carlos A. Rodriguez	Management	For	Voted - For
1H.	Election of Director: Charles W. Scharf	Management	For	Voted - For
1I.	Election of Director: John W. Stanton	Management	For	Voted - For
1J.	Election of Director: John W. Thompson	Management	For	Voted - For
1K.	Election of Director: Emma N. Walmsley	Management	For	Voted - For
1L.	Election of Director: Padmasree Warrior	Management	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer
	Compensation.	Management	For	Voted - For
3.	Approve Employee Stock Purchase Plan.	Management	For	Voted - For
4.	Ratification of the Selection of Deloitte & Touche
	LLP As our Independent Auditor for Fiscal Year 2022.	Management	For	Voted - For
5.	Shareholder Proposal - Report on Median Pay Gaps
	Across Race and Gender.	Shareholder	Against	Voted - Against
6.	Shareholder Proposal - Report on Effectiveness of
	Workplace Sexual Harassment Policies.	Shareholder	Against	Voted - Against
7.	Shareholder Proposal - Prohibition on Sales of
Facial Recognition Technology to All Government
	Entities.	Shareholder	Against	Voted - Against
8.	Shareholder Proposal - Report on Implementation of
	the Fair Chance Business Pledge.	Shareholder	Against	Voted - Against
9.	Shareholder Proposal - Report on How Lobbying
	Activities Align with Company Policies.	Shareholder	Against	Voted - Against

NETFLIX, INC.

Security ID: 64110L106	Ticker: NFLX

Meeting Date: 02-Jun-22	Meeting Type: Annual

1a.	Election of Class II Director to Hold Office Until
the 2025 Annual Meeting of Stockholders: Timothy
	Haley	Management	For	Voted - For
1b.	Election of Class II Director to Hold Office Until
the 2025 Annual Meeting of Stockholders: Leslie
	Kilgore	Management	For	Voted - For
1c.	Election of Class II Director to Hold Office Until
the 2025 Annual Meeting of Stockholders: Strive
	Masiyiwa	Management	For	Voted - For
1d.	Election of Class II Director to Hold Office Until
	the 2025 Annual Meeting of Stockholders: Ann Mather	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

2.	Management Proposal: Declassification of the Board
	of Directors.	Management	For	Voted - For
3.	Management Proposal: Elimination of Supermajority
	Voting Provisions.	Management	For	Voted - For
4.	Management Proposal: Creation of A New Stockholder
	Right to Call A Special Meeting.	Management	For	Voted - For
5.	Ratification of Appointment of Independent
	Registered Public Accounting Firm.	Management	For	Voted - For
6.	Advisory Approval of Executive Officer Compensation.	Management	For	Voted - For
7.	Stockholder Proposal Entitled, "proposal 7 - Simple
Majority Vote," If Properly Presented at the
	Meeting.	Shareholder	Against	Voted - Against
8.	Stockholder Proposal Entitled, "proposal 8 -
Lobbying Activity Report," If Properly Presented at
	the Meeting.	Management	Against	Voted - Against

NIKE, INC.

Security ID: 654106103	Ticker: NKE

Meeting Date: 06-Oct-21	Meeting Type: Annual

1A.	Election of Class B Director: Alan B. Graf, Jr.	Management	For	Voted - For
1B.	Election of Class B Director: Peter B. Henry	Management	For	Voted - For
1C.	Election of Class B Director: Michelle A. Peluso	Management	For	Voted - For
2.	To Approve Executive Compensation by an Advisory
	Vote.	Management	For	Voted - For
3.	To Ratify the Appointment of PricewaterhouseCoopers
LLP As our Independent Registered Public Accounting
	Firm.	Management	For	Voted - For
4.	To Consider A Shareholder Proposal Regarding
Political Contributions Disclosure, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against
5.	To Consider A Shareholder Proposal Regarding A
Human Rights Impact Assessment, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against
6.	To Consider A Shareholder Proposal Regarding
Supplemental Pay Equity Disclosure, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against
7.	To Consider A Shareholder Proposal Regarding
Diversity and Inclusion Efforts Reporting, If
	Properly Presented at the Meeting.	Shareholder	Against	Voted - Against

NVIDIA CORPORATION

Security ID: 67066G104	Ticker: NVDA

Meeting Date: 02-Jun-22	Meeting Type: Annual

1A.	Election of Director: Robert K. Burgess	Management	For	Voted - For
1B.	Election of Director: Tench Coxe	Management	For	Voted - For
1C.	Election of Director: John O. Dabiri	Management	For	Voted - For
1D.	Election of Director: Persis S. Drell	Management	For	Voted - For
1E.	Election of Director: Jen-hsun Huang	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

1F.	Election of Director: Dawn Hudson	Management	For	Voted - For
1G.	Election of Director: Harvey C. Jones	Management	For	Voted - For
1H.	Election of Director: Michael G. Mccaffery	Management	For	Voted - For
1I.	Election of Director: Stephen C. Neal	Management	For	Voted - For
1J.	Election of Director: Mark L. Perry	Management	For	Voted - For
1K.	Election of Director: A. Brooke Seawell	Management	For	Voted - For
1L.	Election of Director: Aarti Shah	Management	For	Voted - For
1M.	Election of Director: Mark A. Stevens	Management	For	Voted - For
2.	Advisory Approval of our Executive Compensation.	Management	For	Voted - For
3.	Ratification of the Selection of
PricewaterhouseCoopers LLP As our Independent
Registered Public Accounting Firm for Fiscal Year
	2023.	Management	For	Voted - For
4.	Approval of an Amendment to our Charter to Increase
the Number of Authorized Shares of Common Stock
	from 4 Billion to 8 Billion Shares.	Management	For	Voted - For
5.	Approval of an Amendment and Restatement of our
	Amended and Restated 2007 Equity Incentive Plan.	Management	For	Voted - For

PAYPAL HOLDINGS, INC.

Security ID: 70450Y103	Ticker: PYPL

Meeting Date: 02-Jun-22	Meeting Type: Annual

1a.	Election of Director: Rodney C. Adkins	Management	For	Voted - For
1b.	Election of Director: Jonathan Christodoro	Management	For	Voted - For
1c.	Election of Director: John J. Donahoe	Management	For	Voted - For
1d.	Election of Director: David W. Dorman	Management	For	Voted - For
1e.	Election of Director: Belinda J. Johnson	Management	For	Voted - For
1f.	Election of Director: Enrique Lores	Management	For	Voted - For
1g.	Election of Director: Gail J. Mcgovern	Management	For	Voted - For
1h.	Election of Director: Deborah M. Messemer	Management	For	Voted - For
1i.	Election of Director: David M. Moffett	Management	For	Voted - For
1j.	Election of Director: Ann M. Sarnoff	Management	For	Voted - For
1k.	Election of Director: Daniel H. Schulman	Management	For	Voted - For
1l.	Election of Director: Frank D. Yeary	Management	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer
	Compensation.	Management	For	Voted - For
3.	Advisory Vote on the Frequency of the Stockholder
Advisory Vote to Approve Named Executive Officer
	Compensation.	Management	1 Year	Voted - 1 Year
4.	Ratification of the Appointment of
PricewaterhouseCoopers LLP As our Independent
	Auditor for 2022.	Management	For	Voted - For
5.	Stockholder Proposal - Special Shareholder Meeting
	Improvement.	Shareholder	Against	Voted - Against

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

PINTEREST, INC.

Security ID: 72352L106	Ticker: PINS

Meeting Date: 26-May-22	Meeting Type: Annual

1A.	Election of Class IIl Director to Hold Office Until
	the 2025 Annual Meeting: Leslie J. Kilgore	Management	For	Voted - For
1B.	Election of Class IIl Director to Hold Office Until
	the 2025 Annual Meeting: Benjamin Silbermann	Management	For	Voted - For
1C.	Election of Class IIl Director to Hold Office Until
	the 2025 Annual Meeting: Salaam Coleman Smith	Management	For	Voted - For
2.	Ratify the Audit Committee's Selection of Ernst &
Young LLP As the Company's Independent Registered
	Public Accounting Firm for the Fiscal Year 2022	Management	For	Voted - For
3.	Approve, on an Advisory Non-binding Basis, the
	Compensation of our Named Executive Officers	Management	For	Voted - For

SERVICENOW, INC.

Security ID: 81762P102	Ticker: NOW

Meeting Date: 09-Jun-22	Meeting Type: Annual

1a.	Election of Director: Susan L. Bostrom	Management	For	Voted - For
1b.	Election of Director: Teresa Briggs	Management	For	Voted - For
1c.	Election of Director: Jonathan C. Chadwick	Management	For	Voted - For
1d.	Election of Director: Paul E. Chamberlain	Management	For	Voted - For
1e.	Election of Director: Lawrence J. Jackson, Jr.	Management	For	Voted - For
1f.	Election of Director: Frederic B. Luddy	Management	For	Voted - For
1g.	Election of Director: Jeffrey A. Miller	Management	For	Voted - For
1h.	Election of Director: Joseph "larry" Quinlan	Management	For	Voted - For
1i.	Election of Director: Sukumar Rathnam	Management	For	Voted - For
2.	To Approve, on an Advisory Basis, the Compensation
	of our Named Executive Officers ("say-on-pay").	Management	For	Voted - For
3.	To Ratify PricewaterhouseCoopers LLP As the
Independent Registered Public Accounting Firm for
	2022.	Management	For	Voted - For

SHOPIFY INC.

Security ID: 82509L107	Ticker: SHOP

Meeting Date: 07-Jun-22	Meeting Type: Annual And Special

1A	Election of Director: Tobias Lütke	Management	For	Voted - For
1B	Election of Director: Robert Ashe	Management	For	Voted - For
1C	Election of Director: Gail Goodman	Management	For	Voted - For
1D	Election of Director: Colleen Johnston	Management	For	Voted - For
1E	Election of Director: Jeremy Levine	Management	For	Voted - For
1F	Election of Director: John Phillips	Management	For	Voted - For
1G	Election of Director: Fidji Simo	Management	For	Voted - For

RiverPark Large Growth Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

2	Appointment of the Auditors Resolution Approving
the Re-appointment of PricewaterhouseCoopers LLP As
Auditors of Shopify Inc. and Authorizing the Board
	of Directors to Fix Their Remuneration.	Management	For	Voted - For
3	Approval of Arrangement Special Resolution, the
Full Text of Which is Attached As Schedule A to the
Management Information Circular Dated April 11,
2022, to Approve, Pursuant to an Interim Order of
the Ontario Superior Court of Justice (commercial
List) Dated April 11, 2022, A Proposed Plan of
Arrangement Pursuant to Section 192 of the Canada
Business Corporations Act to Effect, Among Other
Things, Certain Updates to the Company's Governance
Structure, Including an Amendment to Shopify Inc.'s
Restated Articles of Incorporation to Provide for
the Creation of A New Class of Share, Designated As
the Founder Share, and the Issuance of Such Founder
Share to Shopify Inc.'s Founder and Chief Executive
	Officer, Mr. Tobias Lütke.	Management	For	Voted - For
4	Approval of Share Split Special Resolution, the
Full Text of Which is Attached As Schedule B to the
Management Information Circular Dated April 11,
2022, to Approve an Amendment to Shopify Inc.'s
Restated Articles of Incorporation to Effect A
Ten-for-one Split of Its Class A Subordinate Voting
	Shares and Class B Multiple Voting Shares.	Management	For	Voted - For
5	Advisory Vote on Executive Compensation Non-binding
Advisory Resolution That the Shareholders Accept
Shopify Inc.'s Approach to Executive Compensation
As Disclosed in the Management Information Circular
	Dated April 11, 2022.	Management	For	Voted - For

SNOWFLAKE INC.

Security ID: 833445109	Ticker: SNOW

Meeting Date: 08-Jul-21	Meeting Type: Annual

1A.	Election of Class I Director: Benoit Dageville	Management	For	Voted - For
1B.	Election of Class I Director: Mark S. Garrett	Management	For	Voted - For
1C.	Election of Class I Director: Jayshree V. Ullal	Management	For	Voted - For
2.	To Ratify the Selection of PricewaterhouseCoopers
LLP As our Independent Registered Public Accounting
	Firm for the Fiscal Year Ending January 31, 2022.	Management	For	Voted - For

SQUARE, INC.

Security ID: 852234103	Ticker: SQ

Meeting Date: 03-Nov-21	Meeting Type: Special

1.	Approve the Issuance of Shares of Class A Common
Stock of Square, Inc. ("square") (including Shares
Underlying Chess Depositary Interests) to
Shareholders of Afterpay Limited ("afterpay")

RiverPark Large Growth Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Pursuant to A Scheme of Arrangement Between
Afterpay and Its Shareholders and A Deed Poll to be
Executed by Square and Lanai (au) 2 Pty Ltd
("square Sub"), As Contemplated by the Scheme
Implementation Deed, Dated As of August 2, 2021,
and As It May be Further Amended Or Supplemented,
by and Among Square, Square Sub, and Afterpay (the
	"transaction Proposal").	Management	For	Voted - For
2.	Approve One Or More Adjournments of the Special
Meeting of Stockholders of Square, If Necessary Or
Appropriate and Consented to by Afterpay, Including
to Permit Further Solicitation of Proxies If There
are Insufficient Votes at the Time of the Special
Meeting of Stockholders to Approve the Transaction
	Proposal.	Management	For	Voted - For

TELADOC HEALTH, INC.

Security ID: 87918A105	Ticker: TDOC

Meeting Date: 26-May-22	Meeting Type: Annual

1A.	Election of Director for A Term of One Year: Karen
	L. Daniel	Management	For	Voted - For
1B.	Election of Director for A Term of One Year: Sandra
	L. Fenwick	Management	For	Voted - For
1C.	Election of Director for A Term of One Year:
	William H. Frist, M.D.	Management	For	Voted - For
1D.	Election of Director for A Term of One Year: Jason
	Gorevic	Management	For	Voted - For
1E.	Election of Director for A Term of One Year:
	Catherine A. Jacobson	Management	For	Voted - For
1F.	Election of Director for A Term of One Year: Thomas
	G. Mckinley	Management	For	Voted - For
1G.	Election of Director for A Term of One Year:
	Kenneth H. Paulus	Management	For	Voted - For
1H.	Election of Director for A Term of One Year: David
	L. Shedlarz	Management	For	Voted - For
1I.	Election of Director for A Term of One Year: Mark
	Douglas Smith, M.D., Mba	Management	For	Voted - For
1J.	Election of Director for A Term of One Year: David
	B. Snow, Jr.	Management	For	Voted - For
2.	Approve, on an Advisory Basis, the Compensation of
	Teladoc Health's Named Executive Officers.	Management	For	Voted - For
3.	Ratify the Appointment of Ernst & Young LLP As
Teladoc Health's Independent Registered Public
Accounting Firm for the Fiscal Year Ending December
	31, 2022.	Management	For	Voted - For
4.	Approve an Amendment to Teladoc Health's
Certificate of Incorporation to Permit Holders of
at Least 15% Net Long Ownership in Voting Power of
Teladoc Health's Outstanding Capital Stock to Call
	Special Meetings.	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

THE CHARLES SCHWAB CORPORATION

Security ID: 808513105	Ticker: SCHW

Meeting Date: 17-May-22	Meeting Type: Annual

1A.	Election of Director: John K. Adams, Jr.	Management	For	Voted - For
1B.	Election of Director: Stephen A. Ellis	Management	For	Voted - For
1C.	Election of Director: Brian M. Levitt	Management	For	Voted - For
1D.	Election of Director: Arun Sarin	Management	For	Voted - For
1E.	Election of Director: Charles R. Schwab	Management	For	Voted - For
1F.	Election of Director: Paula A. Sneed	Management	For	Voted - For
2.	Approval of Amendments to Certificate of
Incorporation and Bylaws to Declassify the Board of
	Directors.	Management	For	Voted - For
3.	Ratification of the Selection of Deloitte & Touche
	LLP As Independent Auditors.	Management	For	Voted - For
4.	Advisory Vote to Approve Named Executive Officer
	Compensation.	Management	For	Voted - For
5.	Approval of the 2022 Stock Incentive Plan.	Management	For	Voted - For
6.	Approval of the Board's Proposal to Amend Bylaws to
	Adopt Proxy Access.	Management	For	Voted - For
7.	Stockholder Proposal Requesting Amendment to Bylaws
	to Adopt Proxy Access.	Shareholder	Against	Voted - Against
8.	Stockholder Proposal Requesting Disclosure of
Lobbying Policy, Procedures and Oversight; Lobbying
Expenditures; and Participation in Organizations
	Engaged in Lobbying.	Shareholder	Against	Voted - Against

THE WALT DISNEY COMPANY

Security ID: 254687106	Ticker: DIS

Meeting Date: 09-Mar-22	Meeting Type: Annual

1A.	Election of Director: Susan E. Arnold	Management	For	Voted - For
1B.	Election of Director: Mary T. Barra	Management	For	Voted - For
1C.	Election of Director: Safra A. Catz	Management	For	Voted - For
1D.	Election of Director: Amy L. Chang	Management	For	Voted - For
1E.	Election of Director: Robert A. Chapek	Management	For	Voted - For
1F.	Election of Director: Francis A. Desouza	Management	For	Voted - For
1G.	Election of Director: Michael B.g. Froman	Management	For	Voted - For
1H.	Election of Director: Maria Elena Lagomasino	Management	For	Voted - For
1I.	Election of Director: Calvin R. Mcdonald	Management	For	Voted - For
1J.	Election of Director: Mark G. Parker	Management	For	Voted - For
1K.	Election of Director: Derica W. Rice	Management	For	Voted - For
2.	Ratification of the Appointment of
PricewaterhouseCoopers LLP As the Company's
Independent Registered Public Accountants for
	Fiscal 2022.	Management	For	Voted - For
3.	Consideration of an Advisory Vote to Approve
	Executive Compensation.	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

4.	Shareholder Proposal, If Properly Presented at the
Meeting, Requesting an Annual Report Disclosing
Information Regarding Lobbying Policies and
	Activities.	Shareholder	Against	Voted - Against
5.	Shareholder Proposal, If Properly Presented at the
Meeting, Requesting Amendment of the Company's
Governing Documents to Lower the Stock Ownership
	Threshold to Call A Special Meeting of Shareholders.	Shareholder	Against	Voted - Against
6.	Shareholder Proposal, If Properly Presented at the
Meeting, Requesting A Diligence Report Evaluating
	Human Rights Impacts.	Shareholder	Against	Voted - Against
7.	Shareholder Proposal, If Properly Presented at the
Meeting, Requesting A Report on Both Median and
	Adjusted Pay Gaps Across Race and Gender.	Shareholder	Against	Voted - Against
8.	Shareholder Proposal, If Properly Presented at the
Meeting, Requesting A Workplace Non- Discrimination
	Audit and Report.	Shareholder	Against	Voted - Against

TWILIO INC.

Security ID: 90138F102	Ticker: TWLO

Meeting Date: 22-Jun-22	Meeting Type: Annual

1.1	Director: Donna L. Dubinsky	Management	For	Voted - For
1.2	Director: Deval Patrick	Management	For	Voted - For
2.	Ratification of the Appointment of KPMG LLP As the
Company's Independent Registered Public Accounting
	Firm for the Fiscal Year Ending December 31, 2022.	Management	For	Voted - For
3.	Approval Of, on A Non-binding Advisory Basis, the
Compensation of the Company's Named Executive
	Officers.	Management	For	Voted - For

UBER TECHNOLOGIES, INC.

Security ID: 90353T100	Ticker: UBER

Meeting Date: 09-May-22	Meeting Type: Annual

1A.	Election of Director: Ronald Sugar	Management	For	Voted - For
1B.	Election of Director: Revathi Advaithi	Management	For	Voted - For
1C.	Election of Director: Ursula Burns	Management	For	Voted - For
1D.	Election of Director: Robert Eckert	Management	For	Voted - For
1E.	Election of Director: Amanda Ginsberg	Management	For	Voted - For
1F.	Election of Director: Dara Khosrowshahi	Management	For	Voted - For
1G.	Election of Director: Wan Ling Martello	Management	For	Voted - For
1H.	Election of Director: Yasir Al-rumayyan	Management	For	Voted - For
1I.	Election of Director: John Thain	Management	For	Voted - For
1J.	Election of Director: David Trujillo	Management	For	Voted - For
1K.	Election of Director: Alexander Wynaendts	Management	For	Voted - For
2.	Advisory Vote to Approve 2021 Named Executive
	Officer Compensation.	Management	For	Voted - For

17

RiverPark Large Growth Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

3.	Ratification of the Appointment of
PricewaterhouseCoopers LLP As our Independent
	Registered Public Accounting Firm for 2022.	Management	For	Voted - For
4.	Stockholder Proposal to Prepare an Annual Report on
	Lobbying Activities.	Shareholder	Against	Voted - Against

VISA INC.

Security ID: 92826C839	Ticker: V

Meeting Date: 25-Jan-22	Meeting Type: Annual

1A.	Election of Director: Lloyd A. Carney	Management	For	Voted - For
1B.	Election of Director: Mary B. Cranston	Management	For	Voted - For
1C.	Election of Director: Francisco Javier
	Fernández-carbajal	Management	For	Voted - For
1D.	Election of Director: Alfred F. Kelly, Jr.	Management	For	Voted - For
1E.	Election of Director: Ramon Laguarta	Management	For	Voted - For
1F.	Election of Director: John F. Lundgren	Management	For	Voted - For
1G.	Election of Director: Robert W. Matschullat	Management	For	Voted - For
1H.	Election of Director: Denise M. Morrison	Management	For	Voted - For
1I.	Election of Director: Linda J. Rendle	Management	For	Voted - For
1J.	Election of Director: Maynard G. Webb, Jr.	Management	For	Voted - For
2.	To Approve, on an Advisory Basis, the Compensation
	Paid to our Named Executive Officers.	Management	For	Voted - For
3.	To Ratify the Appointment of KPMG LLP As our
Independent Registered Public Accounting Firm for
	Fiscal Year 2022.	Management	For	Voted - For

ZILLOW GROUP, INC.

Security ID: 98954M101	Ticker: ZG

Meeting Date: 14-Jun-22	Meeting Type: Annual

1.1	Director: Richard N. Barton	Management	For	Voted - For
1.2	Director: Lloyd D. Frink	Management	For	Voted - For
1.3	Director: April Underwood	Management	For	Voted - For
2.	Ratification of the Appointment of Deloitte &
Touche LLP As Independent Registered Public
Accounting Firm for the Fiscal Year Ended December
	31, 2022.	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

ADOBE INC.

Security ID: 00724F101	Ticker: ADBE

Meeting Date: 14-Apr-22	Meeting Type: Annual

1A.	Election of Director to Serve for A One-year Term:
	Amy Banse	Management	For	Voted - For
1B.	Election of Director to Serve for A One-year Term:
	Brett Biggs	Management	For	Voted - For
1C.	Election of Director to Serve for A One-year Term:
	Melanie Boulden	Management	For	Voted - For
1D.	Election of Director to Serve for A One-year Term:
	Frank Calderoni	Management	For	Voted - For
1E.	Election of Director to Serve for A One-year Term:
	Laura Desmond	Management	For	Voted - For
1F.	Election of Director to Serve for A One-year Term:
	Shantanu Narayen	Management	For	Voted - For
1G.	Election of Director to Serve for A One-year Term:
	Spencer Neumann	Management	For	Voted - For
1H.	Election of Director to Serve for A One-year Term:
	Kathleen Oberg	Management	For	Voted - For
1I.	Election of Director to Serve for A One-year Term:
	Dheeraj Pandey	Management	For	Voted - For
1J.	Election of Director to Serve for A One-year Term:
	David Ricks	Management	For	Voted - For
1K.	Election of Director to Serve for A One-year Term:
	Daniel Rosensweig	Management	For	Voted - For
1L.	Election of Director to Serve for A One-year Term:
	John Warnock	Management	For	Voted - For
2.	Ratify the Appointment of KPMG LLP As our
Independent Registered Public Accounting Firm for
	our Fiscal Year Ending on December 2, 2022.	Management	For	Voted - For
3.	Approve, on an Advisory Basis, the Compensation of
	our Named Executive Officers.	Management	For	Voted - For

AIRBNB INC

Security ID: 009066101	Ticker: ABNB

Meeting Date: 01-Jun-22	Meeting Type: Annual

1.1	Election of Class II Director to Serve Until the
	2025 Annual Meeting: Amrita Ahuja	Management	For	Voted - For
1.2	Election of Class II Director to Serve Until the
	2025 Annual Meeting: Joseph Gebbia	Management	For	Voted - For
1.3	Election of Class II Director to Serve Until the
	2025 Annual Meeting: Jeffrey Jordan	Management	For	Voted - For
2.	To Ratify the Appointment of PricewaterhouseCoopers
LLP As our Independent Registered Public Accounting
	Firm for the Fiscal Year Ending December 31, 2022.	Management	For	Voted - For
3.	To Approve, on an Advisory (non-binding) Basis, the
	Compensation of our Named Executive Officers.	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

ALPHABET INC.

Security ID: 02079K305	Ticker: GOOGL

Meeting Date: 01-Jun-22	Meeting Type: Annual

1a.	Election of Director: Larry Page	Management	For	Voted - For
1b.	Election of Director: Sergey Brin	Management	For	Voted - For
1c.	Election of Director: Sundar Pichai	Management	For	Voted - For
1d.	Election of Director: John L. Hennessy	Management	For	Voted - For
1e.	Election of Director: Frances H. Arnold	Management	For	Voted - For
1f.	Election of Director: L. John Doerr	Management	For	Voted - For
1g.	Election of Director: Roger W. Ferguson Jr.	Management	For	Voted - For
1h.	Election of Director: Ann Mather	Management	For	Voted - For
1i.	Election of Director: K. Ram Shriram	Management	For	Voted - For
1j.	Election of Director: Robin L. Washington	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young
LLP As Alphabet's Independent Registered Public
Accounting Firm for the Fiscal Year Ending December
	31, 2022.	Management	For	Voted - For
3.	The Amendment of Alphabet's 2021 Stock Plan to
Increase the Share Reserve by 4,000,000 Shares of
	Class C Capital Stock.	Management	For	Voted - For
4.	The Amendment of Alphabet's Amended and Restated
Certificate of Incorporation to Increase the Number
	of Authorized Shares.	Management	For	Voted - For
5.	A Stockholder Proposal Regarding A Lobbying Report,
	If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
6.	A Stockholder Proposal Regarding A Climate Lobbying
	Report, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
7.	A Stockholder Proposal Regarding A Report on
Physical Risks of Climate Change, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against
8.	A Stockholder Proposal Regarding A Report on Water
Management Risks, If Properly Presented at the
	Meeting.	Shareholder	Against	Voted - Against
9.	A Stockholder Proposal Regarding A Racial Equity
	Audit, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
10.	A Stockholder Proposal Regarding A Report on
Concealment Clauses, If Properly Presented at the
	Meeting.	Shareholder	Against	Voted - Against
11.	A Stockholder Proposal Regarding Equal Shareholder
	Voting, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
12.	A Stockholder Proposal Regarding A Report on
Government Takedown Requests, If Properly Presented
	at the Meeting.	Shareholder	Against	Voted - Against
13.	A Stockholder Proposal Regarding A Human Rights
Assessment of Data Center Siting, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against
14.	A Stockholder Proposal Regarding A Report on Data
Collection, Privacy, and Security, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against

RiverPark Long/Short Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

15.	A Stockholder Proposal Regarding Algorithm
	Disclosures, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
16.	A Stockholder Proposal Regarding Misinformation and
Disinformation, If Properly Presented at the
	Meeting.	Shareholder	Against	Voted - Against
17.	A Stockholder Proposal Regarding A Report on
External Costs of Disinformation, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against
18.	A Stockholder Proposal Regarding A Report on Board
	Diversity, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
19.	A Stockholder Proposal Regarding the Establishment
of an Environmental Sustainability Board Committee,
	If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
20.	A Stockholder Proposal Regarding A Policy on
Non-management Employee Representative Director, If
	Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
21.	A Stockholder Proposal Regarding A Report on
Policies Regarding Military and Militarized
Policing Agencies, If Properly Presented at the
	Meeting.	Shareholder	Against	Voted - Against

AMAZON.COM, INC.

Security ID: 023135106	Ticker: AMZN

Meeting Date: 25-May-22	Meeting Type: Annual

1a.	Election of Director: Jeffrey P. Bezos	Management	For	Voted - For
1b.	Election of Director: Andrew R. Jassy	Management	For	Voted - For
1c.	Election of Director: Keith B. Alexander	Management	For	Voted - For
1d.	Election of Director: Edith W. Cooper	Management	For	Voted - For
1e.	Election of Director: Jamie S. Gorelick	Management	For	Voted - For
1f.	Election of Director: Daniel P. Huttenlocher	Management	For	Voted - For
1g.	Election of Director: Judith A. Mcgrath	Management	For	Voted - For
1h.	Election of Director: Indra K. Nooyi	Management	For	Voted - For
1i.	Election of Director: Jonathan J. Rubinstein	Management	For	Voted - For
1j.	Election of Director: Patricia Q. Stonesifer	Management	For	Voted - For
1k.	Election of Director: Wendell P. Weeks	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young
	LLP As Independent Auditors	Management	For	Voted - For
3.	Advisory Vote to Approve Executive Compensation	Management	For	Voted - For
4.	Approval of an Amendment to the Company's Restated
Certificate of Incorporation to Effect A 20-for-1
Split of the Company's Common Stock and A
Proportionate Increase in the Number of Authorized
	Shares of Common Stock	Management	For	Voted - For
5.	Shareholder Proposal Requesting A Report on
	Retirement Plan Options	Shareholder	Against	Voted - Against
6.	Shareholder Proposal Requesting A Report on
	Customer Due Diligence	Shareholder	Against	Voted - Against
7.	Shareholder Proposal Requesting an Alternative
	Director Candidate Policy	Shareholder	Against	Voted - Against

RiverPark Long/Short Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

8.	Shareholder Proposal Requesting A Report on
	Packaging Materials	Shareholder	Against	Voted - Against
9.	Shareholder Proposal Requesting A Report on Worker
	Health and Safety Differences	Shareholder	Against	Voted - Against
10.	Shareholder Proposal Requesting Additional
Reporting on Risks Associated with the Use of
	Certain Contract Clauses	Shareholder	Against	Voted - Against
11.	Shareholder Proposal Requesting A Report on
	Charitable Contributions	Shareholder	Against	Voted - Against
12.	Shareholder Proposal Requesting Alternative Tax
	Reporting	Shareholder	Against	Voted - Against
13.	Shareholder Proposal Requesting Additional
	Reporting on Freedom of Association	Shareholder	Against	Voted - Against
14.	Shareholder Proposal Requesting Additional
	Reporting on Lobbying	Shareholder	Against	Voted - Against
15.	Shareholder Proposal Requesting A Policy Requiring
	More Director Candidates Than Board Seats	Shareholder	Against	Voted - Against
16.	Shareholder Proposal Requesting A Report on
	Warehouse Working Conditions	Shareholder	Against	Voted - Against
17.	Shareholder Proposal Requesting Additional
	Reporting on Gender/racial Pay	Shareholder	Against	Voted - Against
18.	Shareholder Proposal Requesting A Diversity and
	Equity Audit	Shareholder	Against	Voted - Against
19.	Shareholder Proposal Requesting A Report on
	Customer Use of Certain Technologies	Shareholder	Against	Voted - Against

APOLLO GLOBAL MANAGEMENT, INC.

Security ID: 03768E105	Ticker: APO

Meeting Date: 01-Oct-21	Meeting Type: Annual

1.1	Director: Walter (jay) Clayton	Management	For	Voted - For
1.2	Director: Michael Ducey	Management	For	Voted - For
1.3	Director: Richard Emerson	Management	For	Voted - For
1.4	Director: Joshua Harris	Management	For	Voted - For
1.5	Director: Kerry Murphy Healey	Management	For	Voted - For
1.6	Director: Pamela Joyner	Management	For	Voted - For
1.7	Director: Scott Kleinman	Management	For	Voted - For
1.8	Director: A.b. Krongard	Management	For	Voted - For
1.9	Director: Pauline Richards	Management	For	Voted - For
1.10	Director: Marc Rowan	Management	For	Voted - For
1.11	Director: David Simon	Management	For	Voted - For
1.12	Director: James Zelter	Management	For	Voted - For
2.	Ratification of Appointment of Deloitte & Touche
LLP As the Company's Independent Registered Public
Accounting Firm for the Fiscal Year Ending December
	31, 2021.	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

APPLE INC.

Security ID: 037833100	Ticker: AAPL

Meeting Date: 04-Mar-22	Meeting Type: Annual

1A.	Election of Director: James Bell	Management	For	Voted - For
1B.	Election of Director: Tim Cook	Management	For	Voted - For
1C.	Election of Director: Al Gore	Management	For	Voted - For
1D.	Election of Director: Alex Gorsky	Management	For	Voted - For
1E.	Election of Director: Andrea Jung	Management	For	Voted - For
1F.	Election of Director: Art Levinson	Management	For	Voted - For
1G.	Election of Director: Monica Lozano	Management	For	Voted - For
1H.	Election of Director: Ron Sugar	Management	For	Voted - For
1I.	Election of Director: Sue Wagner	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young
LLP As Apple's Independent Registered Public
	Accounting Firm for Fiscal 2022.	Management	For	Voted - For
3.	Advisory Vote to Approve Executive Compensation.	Management	For	Voted - For
4.	Approval of the Apple Inc. 2022 Employee Stock Plan.	Management	For	Voted - For
5.	A Shareholder Proposal Entitled "reincorporate with
	Deeper Purpose".	Shareholder	Against	Voted - Against
6.	A Shareholder Proposal Entitled "transparency
	Reports".	Shareholder	Against	Voted - Against
7.	A Shareholder Proposal Entitled "report on Forced
	Labor".	Shareholder	Against	Voted - Against
8.	A Shareholder Proposal Entitled "pay Equity".	Shareholder	Against	Voted - Against
9.	A Shareholder Proposal Entitled "civil Rights
	Audit".	Shareholder	Against	Voted - Against
10.	A Shareholder Proposal Entitled "report on
	Concealment Clauses".	Shareholder	Against	Voted - Against

AUTODESK, INC.

Security ID: 052769106	Ticker: ADSK

Meeting Date: 16-Jun-22	Meeting Type: Annual

1a.	Election of Director: Andrew Anagnost	Management	For	Voted - For
1b.	Election of Director: Karen Blasing	Management	For	Voted - For
1c	Election of Director: Reid French	Management	For	Voted - For
1d.	Election of Director: Dr. Ayanna Howard	Management	For	Voted - For
1e.	Election of Director: Blake Irving	Management	For	Voted - For
1f.	Election of Director: Mary T. Mcdowell	Management	For	Voted - For
1g.	Election of Director: Stephen Milligan	Management	For	Voted - For
1h.	Election of Director: Lorrie M. Norrington	Management	For	Voted - For
1i.	Election of Director: Betsy Rafael	Management	For	Voted - For
1j.	Election of Director: Stacy J. Smith	Management	For	Voted - For
2.	Ratify the Appointment of Ernst & Young LLP As
Autodesk, Inc.'s Independent Registered Public
Accounting Firm for the Fiscal Year Ending January
	31, 2023.	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

3.	Approve, on an Advisory (non-binding) Basis, the
Compensation of Autodesk, Inc.'s Named Executive
	Officers.	Management	For	Voted - For
4.	Approve the Autodesk 2022 Equity Incentive Plan.	Management	For	Voted - For

EXACT SCIENCES CORPORATION

Security ID: 30063P105	Ticker: EXAS

Meeting Date: 09-Jun-22	Meeting Type: Annual

1.1	Director: Kevin Conroy	Management	For	Voted - For
1.2	Director: Shacey Petrovic	Management	For	Voted - For
1.3	Director: Katherine Zanotti	Management	For	Voted - For
2.	To Ratify the Selection of PricewaterhouseCoopers
LLP As our Independent Registered Public Accounting
	Firm for 2022.	Management	For	Voted - For
3.	To Approve, on an Advisory Basis, the Compensation
	of our Named Executive Officers.	Management	For	Voted - For
4.	To Approve Amendment No. 1 to the Exact Sciences
	Corporation 2019 Omnibus Long- Term Incentive Plan.	Management	For	Voted - For
5.	To Approve the Amended and Restated Exact Sciences
	Corporation 2010 Employee Stock Purchase Plan.	Management	For	Voted - For
6.	The Shareholder Proposal Concerning Proxy Access.	Shareholder	Against	Voted - Against

FARFETCH LIMITED

Security ID: 30744W107 Ticker: FTCH

Meeting Date: 17-Nov-21	Meeting Type: Annual

1.	To Resolve As an Ordinary Resolution That the
Authorised Share Capital of Farfetch Limited be
Increased: (a) From: Us$20,000,000 Divided Into
500,000,000 Shares with A Nominal Or Par Value of
Us$0.04 Each. (b) To: Us$40,000,000 Divided Into
1,000,000,000 Shares with A Nominal Or Par Value of
	Us$0.04 Each.	Management	For	Voted - For
2.	To Resolve As A Special Resolution That the
Existing Memorandum and Articles of Association of
Farfetch Limited be Replaced in Their Entirety with
the New Amended and Restated Memorandum and
Articles of Association in the Form Tabled at the
	Meeting.	Management	For	Voted - For

ILLUMINA, INC.

Security ID: 452327109	Ticker: ILMN

Meeting Date: 26-May-22	Meeting Type: Annual

1A.	Election of Director: Frances Arnold, Ph.D.	Management	For	Voted - For
1B.	Election of Director: Francis A. Desouza	Management	For	Voted - For
1C.	Election of Director: Caroline D. Dorsa	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

1D.	Election of Director: Robert S. Epstein, M.D.	Management	For	Voted - For
1E.	Election of Director: Scott Gottlieb, M.D.	Management	For	Voted - For
1F.	Election of Director: Gary S. Guthart, Ph.D.	Management	For	Voted - For
1G.	Election of Director: Philip W. Schiller	Management	For	Voted - For
1H.	Election of Director: Susan E. Siegel	Management	For	Voted - For
1I.	Election of Director: John W. Thompson	Management	For	Voted - For
2.	To Ratify the Appointment of Ernst & Young LLP As
our Independent Registered Public Accounting Firm
	for the Fiscal Year Ending January 1, 2023.	Management	For	Voted - For
3.	To Approve, on an Advisory Basis, the Compensation
of the Named Executive Officers As Disclosed in the
	Proxy Statement.	Management	For	Voted - For
4.	To Approve, on an Advisory Basis, A Stockholder
Proposal Regarding the Right of Stockholders to
	Call Special Meetings.	Shareholder	Against	Voted - Against
5.	To Approve an Amendment to our Amended and Restated
Certificate of Incorporation to Permit Stockholders
	to Call Special Meetings.	Management	For	Voted - For

INTUITIVE SURGICAL, INC.

Security ID: 46120E602	Ticker: ISRG

Meeting Date: 20-Sep-21	Meeting Type: Special

1.	To Approve the Company's Amended and Restated
Certificate of Incorporation to Increase the Number
of Authorized Shares of Common Stock for the
	Purpose of Effecting A Three-for-one Stock Split.	Management	For	Voted - For

Meeting Date: 28-Apr-22	Meeting Type: Annual

1A.	Election of Director: Craig H. Barratt, Ph.D.	Management	For	Voted - For
1B.	Election of Director: Joseph C. Beery	Management	For	Voted - For
1C.	Election of Director: Gary S. Guthart, Ph.D.	Management	For	Voted - For
1D.	Election of Director: Amal M. Johnson	Management	For	Voted - For
1E.	Election of Director: Don R. Kania, Ph.D.	Management	For	Voted - For
1F.	Election of Director: Amy L. Ladd, M.D.	Management	For	Voted - For
1G.	Election of Director: Keith R. Leonard, Jr.	Management	For	Voted - For
1H.	Election of Director: Alan J. Levy, Ph.D.	Management	For	Voted - For
1I.	Election of Director: Jami Dover Nachtsheim	Management	For	Voted - For
1J.	Election of Director: Monica P. Reed, M.D.	Management	For	Voted - For
1K.	Election of Director: Mark J. Rubash	Management	For	Voted - For
2.	To Approve, by Advisory Vote, the Compensation of
	the Company's Named Executive Officers.	Management	For	Voted - For
3.	The Ratification of Appointment of
PricewaterhouseCoopers LLP As the Company's
Independent Registered Public Accounting Firm for
	the Fiscal Year Ending December 31, 2022.	Management	For	Voted - For
4.	To Approve the Company's Amended and Restated 2010
	Incentive Award Plan.	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

MASTERCARD INCORPORATED

Security ID: 57636Q104	Ticker: MA

Meeting Date: 21-Jun-22	Meeting Type: Annual

1a.	Election of Director: Merit E. Janow	Management	For	Voted - For
1b.	Election of Director: Candido Bracher	Management	For	Voted - For
1c.	Election of Director: Richard K. Davis	Management	For	Voted - For
1d.	Election of Director: Julius Genachowski	Management	For	Voted - For
1e.	Election of Director: Choon Phong Goh	Management	For	Voted - For
1f.	Election of Director: Oki Matsumoto	Management	For	Voted - For
1g.	Election of Director: Michael Miebach	Management	For	Voted - For
1h.	Election of Director: Youngme Moon	Management	For	Voted - For
1i.	Election of Director: Rima Qureshi	Management	For	Voted - For
1j.	Election of Director: Gabrielle Sulzberger	Management	For	Voted - For
1k.	Election of Director: Jackson Tai	Management	For	Voted - For
1l.	Election of Director: Harit Talwar	Management	For	Voted - For
1m.	Election of Director: Lance Uggla	Management	For	Voted - For
2.	Advisory Approval of Mastercard's Executive
	Compensation.	Management	For	Voted - For
3.	Ratification of the Appointment of
PricewaterhouseCoopers LLP As the Independent
Registered Public Accounting Firm for Mastercard
	for 2022.	Management	For	Voted - For
4.	Approval of an Amendment to Mastercard's
Certificate of Incorporation to Enable Adoption of
A Stockholders' Right to Call Special Meetings of
	Stockholders.	Management	For	Voted - For
5.	Consideration of A Stockholder Proposal on the
	Right to Call Special Meetings of Stockholders.	Shareholder	Against	Voted - Against
6.	Consideration of A Stockholder Proposal Requesting
	Board Approval of Certain Political Contributions.	Shareholder	Against	Voted - Against
7.	Consideration of A Stockholder Proposal Requesting
	Charitable Donation Disclosure.	Shareholder	Against	Voted - Against
8.	Consideration of A Stockholder Proposal Requesting
	A Report on "ghost Guns".	Shareholder	Against	Voted - Against

META PLATFORMS, INC.

Security ID: 30303M102	Ticker: FB

Meeting Date: 25-May-22	Meeting Type: Annual

1.1	Director: Peggy Alford	Management	For	Voted - For
1.2	Director: Marc L. Andreessen	Management	For	Voted - For
1.3	Director: Andrew W. Houston	Management	For	Voted - For
1.4	Director: Nancy Killefer	Management	For	Voted - For
1.5	Director: Robert M. Kimmitt	Management	For	Voted - For
1.6	Director: Sheryl K. Sandberg	Management	For	Voted - For
1.7	Director: Tracey T. Travis	Management	For	Voted - For
1.8	Director: Tony Xu	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

1.9	Director: Mark Zuckerberg	Management	For	Voted - For
2.	To Ratify the Appointment of Ernst & Young LLP As
Meta Platforms, Inc.'s Independent Registered
Public Accounting Firm for the Fiscal Year Ending
	December 31, 2022.	Management	For	Voted - For
3.	To Approve, on A Non-binding Advisory Basis, the
Compensation Program for Meta Platforms, Inc.'s
Named Executive Officers As Disclosed in Meta
	Platforms, Inc.'s Proxy Statement.	Management	For	Voted - For
4.	A Shareholder Proposal Regarding Dual Class Capital
	Structure.	Shareholder	Against	Voted - Against
5.	A Shareholder Proposal Regarding an Independent
	Chair.	Shareholder	Against	Voted - Against
6.	A Shareholder Proposal Regarding Concealment
	Clauses.	Shareholder	Against	Voted - Against
7.	A Shareholder Proposal Regarding Report on External
	Costs of Misinformation.	Shareholder	Against	Voted - Against
8.	A Shareholder Proposal Regarding Report on
	Community Standards Enforcement.	Shareholder	Against	Voted - Against
9.	A Shareholder Proposal Regarding Report and
	Advisory Vote on the Metaverse.	Shareholder	Against	Voted - Against
10.	A Shareholder Proposal Regarding Human Rights
	Impact Assessment.	Shareholder	Against	Voted - Against
11.	A Shareholder Proposal Regarding Child Sexual
	Exploitation Online.	Shareholder	Against	Voted - Against
12.	A Shareholder Proposal Regarding Civil Rights and
	Non-discrimination Audit.	Shareholder	Against	Voted - Against
13.	A Shareholder Proposal Regarding Report on Lobbying.	Shareholder	Against	Voted - Against
14.	A Shareholder Proposal Regarding Assessment of
	Audit & Risk Oversight Committee.	Shareholder	Against	Voted - Against
15.	A Shareholder Proposal Regarding Report on
	Charitable Donations.	Shareholder	Against	Voted - Against

MICROSOFT CORPORATION

Security ID: 594918104	Ticker: MSFT

Meeting Date: 30-Nov-21	Meeting Type: Annual

1A.	Election of Director: Reid G. Hoffman	Management	For	Voted - For
1B.	Election of Director: Hugh F. Johnston	Management	For	Voted - For
1C.	Election of Director: Teri L. List	Management	For	Voted - For
1D.	Election of Director: Satya Nadella	Management	For	Voted - For
1E.	Election of Director: Sandra E. Peterson	Management	For	Voted - For
1F.	Election of Director: Penny S. Pritzker	Management	For	Voted - For
1G.	Election of Director: Carlos A. Rodriguez	Management	For	Voted - For
1H.	Election of Director: Charles W. Scharf	Management	For	Voted - For
1I.	Election of Director: John W. Stanton	Management	For	Voted - For
1J.	Election of Director: John W. Thompson	Management	For	Voted - For
1K.	Election of Director: Emma N. Walmsley	Management	For	Voted - For
1L.	Election of Director: Padmasree Warrior	Management	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer
	Compensation.	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

3.	Approve Employee Stock Purchase Plan.	Management	For	Voted - For
4.	Ratification of the Selection of Deloitte & Touche
	LLP As our Independent Auditor for Fiscal Year 2022.	Management	For	Voted - For
5.	Shareholder Proposal - Report on Median Pay Gaps
	Across Race and Gender.	Shareholder	Against	Voted - Against
6.	Shareholder Proposal - Report on Effectiveness of
	Workplace Sexual Harassment Policies.	Shareholder	Against	Voted - Against
7.	Shareholder Proposal - Prohibition on Sales of
Facial Recognition Technology to All Government
	Entities.	Shareholder	Against	Voted - Against
8.	Shareholder Proposal - Report on Implementation of
	the Fair Chance Business Pledge.	Shareholder	Against	Voted - Against
9.	Shareholder Proposal - Report on How Lobbying
	Activities Align with Company Policies.	Shareholder	Against	Voted - Against

NETFLIX, INC.

Security ID: 64110L106	Ticker: NFLX

Meeting Date: 02-Jun-22	Meeting Type: Annual

1a.	Election of Class II Director to Hold Office Until
the 2025 Annual Meeting of Stockholders: Timothy
	Haley	Management	For	Voted - For
1b.	Election of Class II Director to Hold Office Until
the 2025 Annual Meeting of Stockholders: Leslie
	Kilgore	Management	For	Voted - For
1c.	Election of Class II Director to Hold Office Until
the 2025 Annual Meeting of Stockholders: Strive
	Masiyiwa	Management	For	Voted - For
1d.	Election of Class II Director to Hold Office Until
	the 2025 Annual Meeting of Stockholders: Ann Mather	Management	For	Voted - For
2.	Management Proposal: Declassification of the Board
	of Directors.	Management	For	Voted - For
3.	Management Proposal: Elimination of Supermajority
	Voting Provisions.	Management	For	Voted - For
4.	Management Proposal: Creation of A New Stockholder
	Right to Call A Special Meeting.	Management	For	Voted - For
5.	Ratification of Appointment of Independent
	Registered Public Accounting Firm.	Management	For	Voted - For
6.	Advisory Approval of Executive Officer Compensation.	Management	For	Voted - For
7.	Stockholder Proposal Entitled, "proposal 7 - Simple
Majority Vote," If Properly Presented at the
	Meeting.	Shareholder	Against	Voted - Against
8.	Stockholder Proposal Entitled, "proposal 8 -
Lobbying Activity Report," If Properly Presented at
	the Meeting.	Management	Against	Voted - Against

RiverPark Long/Short Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

NIKE, INC.

Security ID: 654106103	Ticker: NKE

Meeting Date: 06-Oct-21	Meeting Type: Annual

1A.	Election of Class B Director: Alan B. Graf, Jr.	Management	For	Voted - For
1B.	Election of Class B Director: Peter B. Henry	Management	For	Voted - For
1C.	Election of Class B Director: Michelle A. Peluso	Management	For	Voted - For
2.	To Approve Executive Compensation by an Advisory
	Vote.	Management	For	Voted - For
3.	To Ratify the Appointment of PricewaterhouseCoopers
LLP As our Independent Registered Public Accounting
	Firm.	Management	For	Voted - For
4.	To Consider A Shareholder Proposal Regarding
Political Contributions Disclosure, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against
5.	To Consider A Shareholder Proposal Regarding A
Human Rights Impact Assessment, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against
6.	To Consider A Shareholder Proposal Regarding
Supplemental Pay Equity Disclosure, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against
7.	To Consider A Shareholder Proposal Regarding
Diversity and Inclusion Efforts Reporting, If
	Properly Presented at the Meeting.	Shareholder	Against	Voted - Against

PAYPAL HOLDINGS, INC.

Security ID: 70450Y103	Ticker: PYPL

Meeting Date: 02-Jun-22	Meeting Type: Annual

1a.	Election of Director: Rodney C. Adkins	Management	For	Voted - For
1b.	Election of Director: Jonathan Christodoro	Management	For	Voted - For
1c.	Election of Director: John J. Donahoe	Management	For	Voted - For
1d.	Election of Director: David W. Dorman	Management	For	Voted - For
1e.	Election of Director: Belinda J. Johnson	Management	For	Voted - For
1f.	Election of Director: Enrique Lores	Management	For	Voted - For
1g.	Election of Director: Gail J. Mcgovern	Management	For	Voted - For
1h.	Election of Director: Deborah M. Messemer	Management	For	Voted - For
1i.	Election of Director: David M. Moffett	Management	For	Voted - For
1j.	Election of Director: Ann M. Sarnoff	Management	For	Voted - For
1k.	Election of Director: Daniel H. Schulman	Management	For	Voted - For
1l.	Election of Director: Frank D. Yeary	Management	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer
	Compensation.	Management	For	Voted - For
3.	Advisory Vote on the Frequency of the Stockholder
Advisory Vote to Approve Named Executive Officer
	Compensation.	Management	1 Year	Voted - 1 Year
4.	Ratification of the Appointment of
PricewaterhouseCoopers LLP As our Independent
	Auditor for 2022.	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

5.	Stockholder Proposal - Special Shareholder Meeting
	Improvement.	Shareholder	Against	Voted - Against

PINTEREST, INC.

Security ID: 72352L106	Ticker: PINS

Meeting Date: 26-May-22	Meeting Type: Annual

1A.	Election of Class IIl Director to Hold Office Until
	the 2025 Annual Meeting: Leslie J. Kilgore	Management	For	Voted - For
1B.	Election of Class IIl Director to Hold Office Until
	the 2025 Annual Meeting: Benjamin Silbermann	Management	For	Voted - For
1C.	Election of Class IIl Director to Hold Office Until
	the 2025 Annual Meeting: Salaam Coleman Smith	Management	For	Voted - For
2.	Ratify the Audit Committee's Selection of Ernst &
Young LLP As the Company's Independent Registered
	Public Accounting Firm for the Fiscal Year 2022	Management	For	Voted - For
3.	Approve, on an Advisory Non-binding Basis, the
	Compensation of our Named Executive Officers	Management	For	Voted - For

SERVICENOW, INC.

Security ID: 81762P102	Ticker: NOW

Meeting Date: 09-Jun-22	Meeting Type: Annual

1a.	Election of Director: Susan L. Bostrom	Management	For	Voted - For
1b.	Election of Director: Teresa Briggs	Management	For	Voted - For
1c.	Election of Director: Jonathan C. Chadwick	Management	For	Voted - For
1d.	Election of Director: Paul E. Chamberlain	Management	For	Voted - For
1e.	Election of Director: Lawrence J. Jackson, Jr.	Management	For	Voted - For
1f.	Election of Director: Frederic B. Luddy	Management	For	Voted - For
1g.	Election of Director: Jeffrey A. Miller	Management	For	Voted - For
1h.	Election of Director: Joseph "larry" Quinlan	Management	For	Voted - For
1i.	Election of Director: Sukumar Rathnam	Management	For	Voted - For
2.	To Approve, on an Advisory Basis, the Compensation
	of our Named Executive Officers ("say-on-pay").	Management	For	Voted - For
3.	To Ratify PricewaterhouseCoopers LLP As the
Independent Registered Public Accounting Firm for
	2022.	Management	For	Voted - For

SHOPIFY INC.

Security ID: 82509L107	Ticker: SHOP

Meeting Date: 07-Jun-22	Meeting Type: Annual And Special

1A	Election of Director: Tobias Lütke	Management	For	Voted - For
1B	Election of Director: Robert Ashe	Management	For	Voted - For
1C	Election of Director: Gail Goodman	Management	For	Voted - For
1D	Election of Director: Colleen Johnston	Management	For	Voted - For
1E	Election of Director: Jeremy Levine	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

1F	Election of Director: John Phillips	Management	For	Voted - For
1G	Election of Director: Fidji Simo	Management	For	Voted - For
2	Appointment of the Auditors Resolution Approving
the Re-appointment of PricewaterhouseCoopers LLP As
Auditors of Shopify Inc. and Authorizing the Board
	of Directors to Fix Their Remuneration.	Management	For	Voted - For
3	Approval of Arrangement Special Resolution, the
Full Text of Which is Attached As Schedule A to the
Management Information Circular Dated April 11,
2022, to Approve, Pursuant to an Interim Order of
the Ontario Superior Court of Justice (commercial
List) Dated April 11, 2022, A Proposed Plan of
Arrangement Pursuant to Section 192 of the Canada
Business Corporations Act to Effect, Among Other
Things, Certain Updates to the Company's Governance
Structure, Including an Amendment to Shopify Inc.'s
Restated Articles of Incorporation to Provide for
the Creation of A New Class of Share, Designated As
the Founder Share, and the Issuance of Such Founder
Share to Shopify Inc.'s Founder and Chief Executive
	Officer, Mr. Tobias Lütke.	Management	For	Voted - For
4	Approval of Share Split Special Resolution, the
Full Text of Which is Attached As Schedule B to the
Management Information Circular Dated April 11,
2022, to Approve an Amendment to Shopify Inc.'s
Restated Articles of Incorporation to Effect A
Ten-for-one Split of Its Class A Subordinate Voting
	Shares and Class B Multiple Voting Shares.	Management	For	Voted - For
5	Advisory Vote on Executive Compensation Non-binding
Advisory Resolution That the Shareholders Accept
Shopify Inc.'s Approach to Executive Compensation
As Disclosed in the Management Information Circular
	Dated April 11, 2022.	Management	For	Voted - For

SNOWFLAKE INC.

Security ID: 833445109	Ticker: SNOW

Meeting Date: 08-Jul-21	Meeting Type: Annual

1A.	Election of Class I Director: Benoit Dageville	Management	For	Voted - For
1B.	Election of Class I Director: Mark S. Garrett	Management	For	Voted - For
1C.	Election of Class I Director: Jayshree V. Ullal	Management	For	Voted - For
2.	To Ratify the Selection of PricewaterhouseCoopers
LLP As our Independent Registered Public Accounting
	Firm for the Fiscal Year Ending January 31, 2022.	Management	For	Voted - For

SQUARE, INC.

Security ID: 852234103	Ticker: SQ

Meeting Date: 03-Nov-21	Meeting Type: Special

1.	Approve the Issuance of Shares of Class A Common
Stock of Square, Inc. ("square") (including Shares

RiverPark Long/Short Opportunity Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Underlying Chess Depositary Interests) to
Shareholders of Afterpay Limited ("afterpay")
Pursuant to A Scheme of Arrangement Between
Afterpay and Its Shareholders and A Deed Poll to be
Executed by Square and Lanai (au) 2 Pty Ltd
("square Sub"), As Contemplated by the Scheme
Implementation Deed, Dated As of August 2, 2021,
and As It May be Further Amended Or Supplemented,
by and Among Square, Square Sub, and Afterpay (the
	"transaction Proposal").	Management	For	Voted - For
2.	Approve One Or More Adjournments of the Special
Meeting of Stockholders of Square, If Necessary Or
Appropriate and Consented to by Afterpay, Including
to Permit Further Solicitation of Proxies If There
are Insufficient Votes at the Time of the Special
Meeting of Stockholders to Approve the Transaction
	Proposal.	Management	For	Voted - For

TELADOC HEALTH, INC.

Security ID: 87918A105	Ticker: TDOC

Meeting Date: 26-May-22	Meeting Type: Annual

1A.	Election of Director for A Term of One Year: Karen
	L. Daniel	Management	For	Voted - For
1B.	Election of Director for A Term of One Year: Sandra
	L. Fenwick	Management	For	Voted - For
1C.	Election of Director for A Term of One Year:
	William H. Frist, M.D.	Management	For	Voted - For
1D.	Election of Director for A Term of One Year: Jason
	Gorevic	Management	For	Voted - For
1E.	Election of Director for A Term of One Year:
	Catherine A. Jacobson	Management	For	Voted - For
1F.	Election of Director for A Term of One Year: Thomas
	G. Mckinley	Management	For	Voted - For
1G.	Election of Director for A Term of One Year:
	Kenneth H. Paulus	Management	For	Voted - For
1H.	Election of Director for A Term of One Year: David
	L. Shedlarz	Management	For	Voted - For
1I.	Election of Director for A Term of One Year: Mark
	Douglas Smith, M.D., Mba	Management	For	Voted - For
1J.	Election of Director for A Term of One Year: David
	B. Snow, Jr.	Management	For	Voted - For
2.	Approve, on an Advisory Basis, the Compensation of
	Teladoc Health's Named Executive Officers.	Management	For	Voted - For
3.	Ratify the Appointment of Ernst & Young LLP As
Teladoc Health's Independent Registered Public
Accounting Firm for the Fiscal Year Ending December
	31, 2022.	Management	For	Voted - For
4.	Approve an Amendment to Teladoc Health's
Certificate of Incorporation to Permit Holders of
at Least 15% Net Long Ownership in Voting Power of
Teladoc Health's Outstanding Capital Stock to Call
	Special Meetings.	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

THE WALT DISNEY COMPANY

Security ID: 254687106	Ticker: DIS

Meeting Date: 09-Mar-22	Meeting Type: Annual

1A.	Election of Director: Susan E. Arnold	Management	For	Voted - For
1B.	Election of Director: Mary T. Barra	Management	For	Voted - For
1C.	Election of Director: Safra A. Catz	Management	For	Voted - For
1D.	Election of Director: Amy L. Chang	Management	For	Voted - For
1E.	Election of Director: Robert A. Chapek	Management	For	Voted - For
1F.	Election of Director: Francis A. Desouza	Management	For	Voted - For
1G.	Election of Director: Michael B.g. Froman	Management	For	Voted - For
1H.	Election of Director: Maria Elena Lagomasino	Management	For	Voted - For
1I.	Election of Director: Calvin R. Mcdonald	Management	For	Voted - For
1J.	Election of Director: Mark G. Parker	Management	For	Voted - For
1K.	Election of Director: Derica W. Rice	Management	For	Voted - For
2.	Ratification of the Appointment of
PricewaterhouseCoopers LLP As the Company's
Independent Registered Public Accountants for
	Fiscal 2022.	Management	For	Voted - For
3.	Consideration of an Advisory Vote to Approve
	Executive Compensation.	Management	For	Voted - For
4.	Shareholder Proposal, If Properly Presented at the
Meeting, Requesting an Annual Report Disclosing
Information Regarding Lobbying Policies and
	Activities.	Shareholder	Against	Voted - Against
5.	Shareholder Proposal, If Properly Presented at the
Meeting, Requesting Amendment of the Company's
Governing Documents to Lower the Stock Ownership
	Threshold to Call A Special Meeting of Shareholders.	Shareholder	Against	Voted - Against
6.	Shareholder Proposal, If Properly Presented at the
Meeting, Requesting A Diligence Report Evaluating
	Human Rights Impacts.	Shareholder	Against	Voted - Against
7.	Shareholder Proposal, If Properly Presented at the
Meeting, Requesting A Report on Both Median and
	Adjusted Pay Gaps Across Race and Gender.	Shareholder	Against	Voted - Against
8.	Shareholder Proposal, If Properly Presented at the
Meeting, Requesting A Workplace Non- Discrimination
	Audit and Report.	Shareholder	Against	Voted - Against

TWILIO INC.

Security ID: 90138F102	Ticker: TWLO

Meeting Date: 22-Jun-22	Meeting Type: Annual

1.1	Director: Donna L. Dubinsky	Management	For	Voted - For
1.2	Director: Deval Patrick	Management	For	Voted - For
2.	Ratification of the Appointment of KPMG LLP As the
Company's Independent Registered Public Accounting
	Firm for the Fiscal Year Ending December 31, 2022.	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

3.	Approval Of, on A Non-binding Advisory Basis, the
Compensation of the Company's Named Executive
	Officers.	Management	For	Voted - For

UBER TECHNOLOGIES, INC.

Security ID: 90353T100	Ticker: UBER

Meeting Date: 09-May-22	Meeting Type: Annual

1A.	Election of Director: Ronald Sugar	Management	For	Voted - For
1B.	Election of Director: Revathi Advaithi	Management	For	Voted - For
1C.	Election of Director: Ursula Burns	Management	For	Voted - For
1D.	Election of Director: Robert Eckert	Management	For	Voted - For
1E.	Election of Director: Amanda Ginsberg	Management	For	Voted - For
1F.	Election of Director: Dara Khosrowshahi	Management	For	Voted - For
1G.	Election of Director: Wan Ling Martello	Management	For	Voted - For
1H.	Election of Director: Yasir Al-rumayyan	Management	For	Voted - For
1I.	Election of Director: John Thain	Management	For	Voted - For
1J.	Election of Director: David Trujillo	Management	For	Voted - For
1K.	Election of Director: Alexander Wynaendts	Management	For	Voted - For
2.	Advisory Vote to Approve 2021 Named Executive
	Officer Compensation.	Management	For	Voted - For
3.	Ratification of the Appointment of
PricewaterhouseCoopers LLP As our Independent
	Registered Public Accounting Firm for 2022.	Management	For	Voted - For
4.	Stockholder Proposal to Prepare an Annual Report on
	Lobbying Activities.	Shareholder	Against	Voted - Against

VISA INC.

Security ID: 92826C839	Ticker: V

Meeting Date: 25-Jan-22	Meeting Type: Annual

1A.	Election of Director: Lloyd A. Carney	Management	For	Voted - For
1B.	Election of Director: Mary B. Cranston	Management	For	Voted - For
1C.	Election of Director: Francisco Javier
	Fernández-carbajal	Management	For	Voted - For
1D.	Election of Director: Alfred F. Kelly, Jr.	Management	For	Voted - For
1E.	Election of Director: Ramon Laguarta	Management	For	Voted - For
1F.	Election of Director: John F. Lundgren	Management	For	Voted - For
1G.	Election of Director: Robert W. Matschullat	Management	For	Voted - For
1H.	Election of Director: Denise M. Morrison	Management	For	Voted - For
1I.	Election of Director: Linda J. Rendle	Management	For	Voted - For
1J.	Election of Director: Maynard G. Webb, Jr.	Management	For	Voted - For
2.	To Approve, on an Advisory Basis, the Compensation
	Paid to our Named Executive Officers.	Management	For	Voted - For
3.	To Ratify the Appointment of KPMG LLP As our
Independent Registered Public Accounting Firm for
	Fiscal Year 2022.	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

ZILLOW GROUP, INC.
Security ID: 98954M101 Ticker: ZG
Meeting Date: 14-Jun-22		Meeting Type: Annual
1.1	Director: Richard N. Barton	Management	For	Voted - For
1.2	Director: Lloyd D. Frink	Management	For	Voted - For
1.3	Director: April Underwood	Management	For	Voted - For
2.	Ratification of the Appointment of Deloitte &
Touche LLP As Independent Registered Public
Accounting Firm for the Fiscal Year Ended December
	31, 2022.	Management	For	Voted - For

35

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

890 5TH AVENUE PARTNERS, INC.

Security ID: 28250A105	Ticker: ENFA

Meeting Date: 02-Dec-21	Meeting Type: Special

1.	The Business Combination Proposal - to Adopt the
Agreement and Plan of Merger and Transactions
	Contemplated Thereby.	Management	For	Voted - For
2.	The Organizational Documents Proposal - to Approve
the Proposed Amended and Restated Certificate of
	Incorporation and Bylaws.	Management	For	Voted - For
3A.	Advisory Charter Amendment Proposal A - to Change
	890's Name to "buzzfeed, Inc.".	Management	For	Voted - For
3B.	Advisory Charter Amendment Proposal B - to Increase
the Total Number of Authorized Shares of All
	Classes of Capital Stock.	Management	For	Voted - For
3C.	Advisory Charter Amendment Proposal C - to
Eliminate Certain Provisions Specific to 890's
	Status As A Blank Check Company.	Management	For	Voted - For
3D.	Advisory Charter Amendment Proposal D - to Create A
Classified Board with Three Classes, Each Serving
	for A Three-year Term.	Management	For	Voted - For
3E.	Advisory Charter Amendment Proposal E - to
Eliminate the Rights and Privileges of Class F
	Common Stock.	Management	For	Voted - For
3F.	Advisory Charter Amendment Proposal F - to Create A
Class B Common Stock with Different Super-voting
	Rights.	Management	For	Voted - For
3G.	To Create A Class C Common Stock with No Voting
	Rights.	Management	For	Voted - For
3H.	Advisory Charter Amendment Proposal H - to
Eliminate the Ability of Stockholders to Act by
	Written Consent.	Management	For	Voted - For
3I.	Advisory Charter Amendment Proposal I - to Remove
the Provision Renouncing the Corporate Opportunity
	Doctrine.	Management	For	Voted - For
3J.	Advisory Charter Amendment Proposal J - to Require
	A Supermajority Vote to Remove Directors for Cause.	Management	For	Voted - For
3K.	Advisory Charter Amendment Proposal K - to Increase
Voting Thresholds to Two-thirds of Outstanding
Shares for Amendments to the Bylaws and Certain
	Provisions of the Certificate of Incorporation.	Management	For	Voted - For
3L.	Advisory Charter Amendment Proposal L - to Require
at Least 75% of Voting Power of Class A and Class B
Common Stock to Amend Certain Provisions of the
	Proposed Certificate of Incorporation.	Management	For	Voted - For
4.	The Stock Issuance Proposal - to Approve the
Issuance of Shares Pursuant to the Merger
Agreement, C Acquisition Purchase Agreement, and
	Note Subscription Agreements.	Management	For	Voted - For
5A.	Election of Class I Nominee A Term That Expires at
New Buzzfeed's 2022 Annual Meeting of Stockholders:
	Angela Acharia	Management	For	Voted - For

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

5B.	Election of Class I Nominee A Term That Expires at
New Buzzfeed's 2022 Annual Meeting of Stockholders:
	Jonah Peretti	Management	For	Voted - For
5C.	Election of Class II Nominee A Term That Expires at
New Buzzfeed's 2023 Annual Meeting of Stockholders:
	Joan Amble	Management	For	Voted - For
5D.	Election of Class II Nominee A Term That Expires at
New Buzzfeed's 2023 Annual Meeting of Stockholders:
	Adam Rothstein	Management	For	Voted - For
5E.	Election of Class II Nominee A Term That Expires at
New Buzzfeed's 2023 Annual Meeting of Stockholders:
	Janet Rollé	Management	For	Voted - For
5F.	Election of Class III Nominee A Term That Expires
at New Buzzfeed's 2024 Annual Meeting of
	Stockholders: Greg Coleman	Management	For	Voted - For
5G.	Election of Class III Nominee A Term That Expires
at New Buzzfeed's 2024 Annual Meeting of
	Stockholders: Patrick Kerins	Management	For	Voted - For
6.	The Incentive Plan Proposal - to Approve the 2021
	Equity Incentive Plan.	Management	For	Voted - For
7.	The Employee Stock Purchase Plan Proposal - to
	Approve the 2021 Employee Stock Purchase Plan.	Management	For	Voted - For
8.	The Adjournment Proposal - to Approve the
Adjournment of the Special Meeting to A Later Date,
	If Necessary.	Management	For	Voted - For

ACE CONVERGENCE ACQUISITION CORP.

Security ID: G0083D120 Ticker: ACEV

Meeting Date: 21-Jan-22	Meeting Type: Annual

1.1	Re-election of Director to Serve Until the 2022
	Annual General Meeting: Behrooz Abdi	Management	For	Voted - For
1.2	Re-election of Director to Serve Until the 2022
	Annual General Meeting: Denis Tse	Management	For	Voted - For
1.3	Re-election of Director to Serve Until the 2022
	Annual General Meeting: Kenneth Klein	Management	For	Voted - For
1.4	Re-election of Director to Serve Until the 2022
	Annual General Meeting: Omid Tahernia	Management	For	Voted - For
1.5	Re-election of Director to Serve Until the 2022
	Annual General Meeting: Ryan Benton	Management	For	Voted - For
1.6	Re-election of Director to Serve Until the 2022
	Annual General Meeting: Raquel Chmielewski	Management	For	Voted - For
2.	Ratification of Selection of Independent Registered
Public Accounting Firm - Ratify the Selection by
our Audit Committee of Withumsmith+brown, Pc As the
Company's Independent Registered Public Accounting
Firm for the Company's Fiscal Year Ending December
	31, 2022.	Management	For	Voted - For
3.	Charter Extension - Amend the Company's Amended and
Restated Memorandum and Articles of Association
(the "charter") Pursuant to an Amendment to the
Charter in the Form Set Forth in Annex A of the

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Accompanying Proxy Statement to Extend the Date by
Which the Company Must (1) Consummate A Merger,
Amalgamation, Share Exchange, Asset Acquisition,
Share Purchase, Reorganization Or Similar Business
Combination, (2) Cease Its Operations Except for
the Purpose of Winding Up and (3) Redeem All of the
	Class A Ordinary Shares.	Management	For	Voted - For
4.	Trust Extension - Amend the Investment Management
Trust Agreement, Dated As of July 27, 2020 (the
"trust Agreement"), by and Between the Company and
Continental Stock Transfer & Trust Company, A New
York Corporation, As Trustee ("continental"),
Pursuant to an Amendment to the Trust Agreement in
the Form Set Forth in Annex B of the Accompanying
Proxy Statement, to Extend the Date on Which
Continental Must Liquidate the Trust Account
Established in Connection with the Company's
	Initial Public Offering.	Management	For	Voted - For
5.	Adjournment Proposal - Approve the Adjournment of
the Annual General Meeting to A Later Date Or
Dates, If Necessary, to Permit Further Solicitation
and Vote of Proxies in the Event That There are
Insufficient Votes For, Or Otherwise in Connection
With, the Approval of Proposal 1, Proposal 2,
Proposal 3 Or Proposal 4, Which Will Only be
Presented at the Annual General Meeting If, Based
on the Tabulated Votes, There are Not Sufficient
	Votes at the Time of the Annual General Meeting.	Management	For	Voted - For

ACKRELL SPAC PARTNERS I CO.

Security ID: 00461L303	Ticker: ACKIT

Meeting Date: 21-Jun-22	Meeting Type: Special

1)	The Extension Amendment Proposal - to Amend the
Amended and Restated Certificate of Incorporation
of Ackrell Spac Partners I Co. ("ackrell") to
Extend the Date by Which Ackrell Has to Consummate
A Business Combination from June 23, 2022 to
September 23, 2022, Or Such Earlier Date As the
	Board of Directors May Determine.	Management	For	Voted - For
2)	The Adjournment Proposal - to Adjourn the Special
Meeting of Ackrell Stockholders to A Later Date Or
Dates, If Necessary, to Permit Further Solicitation
and Vote of Proxies If, Based Upon the Tabulated
Vote at the Time of the Special Meeting, There are
Not Sufficient Votes to Approve the Extension
	Amendment Proposal.	Management	For	Voted - For

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

ACON S2 ACQUISITION CORPORATION

Security ID: G00748106	Ticker: STWO

Meeting Date: 05-Oct-21	Meeting Type: Special

1.	The Domestication Proposal - to Approve by Special
Resolution Stwo's Transfer by Way of Continuation
to Delaware Pursuant to Article 190 of Stwo's
Amended and Restated Memorandum and Articles of
Association (the "existing Governing Documents")
and Section 388 of the General Corporation Law of
the State of Delaware And, Immediately Upon Being
De-registered in the Cayman Islands, Stwo's
Continuation and Domestication As A Corporation
	Under the Laws of the State of Delaware.	Management	For	Voted - For
2.	The Business Combination Proposal - to Approve by
Ordinary Resolution Stwo's Entry Into the Agreement
and Plan of Merger, Dated As of May 6, 2021 (as May
be Amended, Supplemented Or Otherwise Modified from
Time to Time, the "merger Agreement"), by and Among
Stwo, Scharge Merger Sub, Inc., A Delaware
Corporation and A Wholly-owned Direct Subsidiary of
Stwo ("merger Sub"), and Ess Tech, Inc., A Delaware
	Corporation ("ess").	Management	For	Voted - For
3A.	To Approve on A Non-binding Advisory Basis A
Proposal to Increase Authorized Share Capital of
Stwo from (i) 500,000,000 Stwo Class A Ordinary
Shares, Par Value $0.0001 Per Share, 50,000,000
Stwo Class B Ordinary Shares, Par Value $0.0001 Per
Share, and 5,000,000 Preference Shares, Par Value
$0.0001 Per Share, to (ii) 2,000,000,000 Shares of
New Ess Common Stock, Par Value $0.0001 Per Share,
and 200,000,000 Shares of New Ess Preferred Stock,
	Par Value $0.0001 Per Share.	Management	For	Voted - For
3B.	To Approve on A Non-binding Advisory Basis A
Proposal to Authorize the New Ess Board to Issue
Any Or All Shares of New Ess Preferred Stock in One
Or More Classes Or Series, with Such Terms and
Conditions As May be Expressly Determined by the
New Ess Board and As May be Permitted by the
	Delaware General Corporation Law.	Management	For	Voted - For
3C.	To Approve on A Non-binding Advisory Basis A
Proposal to Provide That the Federal District
Courts of the United States of America Will be the
Exclusive Forum for Resolving Any Complaint
Asserting A Cause of Action Arising Under the
Securities Act of 1933, As Amended, Unless New Ess
Consents in Writing to the Selection of an
	Alternative Forum.	Management	For	Voted - For
3D.	To Approve on A Non-binding Advisory Basis A
Proposal to Remove Provisions in Stwo's Current
Existing Governing Documents Related to our Status
As A Blank Check Company That Will No Longer Apply
	Upon the Consummation of the Business Combination.	Management	For	Voted - For

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

4.	The Election of Directors Proposal - to Approve by
Ordinary Resolution That Nine (9) Directors be
	Elected to Serve on the New Ess Board.	Management	For	Voted - For
5.	The Equity Incentive Plan Proposal - to Approve by
Ordinary Resolution the Adoption of the Ess Tech,
Inc. 2021 Equity Incentive Plan, A Copy of Which is
Attached to the Proxy
Statement/prospectus/information Statement As Annex
	D.	Management	For	Voted - For
6.	The Nasdaq Proposal - to Approve by As an Ordinary
Resolution, That for the Purposes of Complying with
the Applicable Provisions of the Nasdaq, the
Issuance of Shares of New Ess Common Stock in
	Connection with the Business Combination.	Management	For	Voted - For
7.	The Employee Stock Purchase Plan Proposal - to
Approve by Ordinary Resolution the Adoption of the
Ess Tech, Inc. 2021 Employee Stock Purchase Plan
	Established to be Effective Upon Closing.	Management	For	Voted - For
8.	The Adjournment Proposal - to Approve by Ordinary
Resolution the Adjournment of the Extraordinary
General Meeting to A Later Date Or Dates (a) to the
Extent Necessary to Ensure That Any Required
Supplement Or Amendment to the Proxy
Statement/prospectus/information Statement is
Provided to Stwo Shareholders, (b) in Order to
Solicit Additional Proxies from Stwo Shareholders
in Favor of One Or More of the Proposals at the
Extraordinary General Meeting Or (c) If Stwo
Shareholders (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For

ALKURI GLOBAL ACQUISITION CORP.

Security ID: 66981N103	Ticker: KURI

Meeting Date: 20-Oct-21	Meeting Type: Special

1.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve and Adopt the
Merger Agreement, by and Among Alkuri, Babylon
Holdings Limited, Liberty Usa Merger Sub, Inc.,
And, Solely for Purposes of Section 1.08 of the
Merger Agreement, Each of Alkuri Sponsors Llc and
Dr. Ali Parsadoust, Pursuant to Which, Among Other
Things, Merger Sub Will Merger with and Into
Alkuri, with Alkuri Continuing As the Surviving
Corporation and A Wholly Owned Subsidiary of
	Babylon (the "business Combination").	Management	For	Voted - For
2.	The Equity Plans Proposal - to Consider and Vote
Upon A Proposal to Approve the Babylon 2021 Equity
	Incentive Plan.	Management	For	Voted - For
3.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Adjourn the Special Meeting to A
Later Date Or Dates, If Necessary, If the Parties
	are Not Able to Consummate the Business Combination.	Management	For	Voted - For

40

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

ALTIMAR ACQUISITION CORP. II

Security ID: G03709105	Ticker: ATMR

Meeting Date: 21-Dec-21	Meeting Type: Special

1.	The Business Combination Proposal - Resolved, As an
Ordinary Resolution, That Altimar II's Entry Into
the Business Combination Agreement, Dated As of
July 15, 2021, and As Subsequently Amended on
November 16, 2021, by and Among Altimar II, Fathom
Holdco, Llc and the Other Parties Thereto (in the
Form Attached to the Proxy Statement/prospectus As
Annex C), and the Transactions Contemplated by the
Business Combination Agreement (the "business
Combination") be Confirmed, Ratified and Approved
	in All Respects.	Management	For	Voted - For
2.	The Domestication Proposal - Resolved, As A Special
Resolution, That Altimar II be De- Registered in
the Cayman Islands Pursuant to Article 49 of the
Amended and Restated Memorandum and Articles of
Association of Altimar II (annexed to the
Prospectus/proxy Statement As Annex K, the
"existing Organizational Documents") and be
Registered by Way of Continuation As A Corporation
in the State of Delaware and Conditional Upon, and
with Effect From, the Registration of (due to
Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
3.	The Organizational Documents Proposal - Resolved,
As A Special Resolution, That the Existing
Organizational Documents be Amended and Restated by
Their Deletion and Replacement in Their Entirety
with the Certificate of Incorporation (the
"proposed Charter") and Bylaws of Fathom (annexed
to the Prospectus/proxy Statement As Annex A and
Annex B, Respectively), Which be Approved and
Adopted As the Certificate of Incorporation and
Bylaws, Respectively, of Fathom, Effective Upon the
	Effectiveness of the Domestication.	Management	For	Voted - For
4A.	Advisory Charter Proposal 4a - Resolved, As A
Special Resolution, on A Non-binding Advisory
Basis, to Decrease the Authorized Share Capital
from 555,000,000 Shares Divided Into 500,000,000
Class A Ordinary Shares, Par Value $0.0001 Per
Share, 50,000,000 Class B Ordinary Shares, Par
Value $0.0001 Per Share, and 5,000,000 Preferred
Shares, Par Value $0.0001 Per Share, to Authorized
Capital Stock of 500,000,000 Shares, Consisting of
(i) 300,000,000 Shares of Class A Common Stock,
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
4B.	Advisory Charter Proposal 4b - Resolved, As A
Special Resolution, on A Non-binding Advisory
Basis, to Provide That the Proposed Charter May be
Amended, Altered Or Repealed, Or Any Provision of

41

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

the Proposed Charter Inconsistent Therewith May be
Adopted, by (i) in the Case of Articles 5, 6, 7, 10
and 11 of the Proposed Charter, the Affirmative
Vote of the Holders of at Least Sixty- Six and
Two-thirds Percent (66 2/3%) of All the Then
Outstanding Shares of Stock Entitled to Vote,
Voting Together As (due to Space Limits, See
	Proxy Statement for Full Proposal).	Management	For	Voted - For
4C.	Advisory Charter Proposal 4c - Resolved, As A
Special Resolution, on A Non-binding Advisory
Basis, to Provide for (i) the Election of Directors
by A Plurality of the Votes Cast in Respect of the
Shares Present in Person Or Represented by Proxy at
the Meeting and Entitled to Vote on the Election of
Directors Or, in the Event That Holders of Any
Class Or Series of Capital Stock are Entitled to
Elect One Or More Directors, A Plurality of the
Votes Cast by Such Holders, (ii) the Filling of
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
4D.	Advisory Charter Proposal 4d - Resolved, As A
Special Resolution, on A Non-binding Advisory
Basis, to Elect Not to be Governed by Section 203
of the General Corporation Law of the State of
	Delaware.	Management	For	Voted - For
4E.	Advisory Charter Proposal 4e - Resolved, As A
Special Resolution, on A Non-binding Advisory
Basis, That the Court of Chancery of the State of
Delaware Or, If Such Court Does Not Have Subject
Matter Jurisdiction Thereof, Another State Or
Federal Court Located Within the State of Delaware,
Shall be the Exclusive Forum for Certain Actions
	and Claims.	Management	For	Voted - For
4F.	Advisory Charter Proposal 4f - Resolved, As A
Special Resolution, on A Non-binding Advisory
Basis, That Each Holder of Record of Class A Common
Stock, Class B Common Stock and Class C Common
Stock (solely Prior to the Automatic Conversion
Thereof to Shares of Class A Common Stock As A
Result of the Business Combination) Shall be
Entitled to One Vote Per Share on All Matters Which
	Stockholders Generally are Entitled to Vote.	Management	For	Voted - For
4G.	Advisory Charter Proposal 4g - Resolved, As A
Special Resolution, on A Non-binding Advisory
Basis, That Subject to the Rights of the Holders of
Preferred Stock and to the Other Provisions of
Applicable Law and the Proposed Charter, the
Holders of Shares of Class A Common Stock And,
Solely Prior to the Automatic Conversion Thereof
Upon and As A Result of the Business Combination,
Holders of Class C Common Stock, in Each Case Shall
be Entitled to Receive Ratably in Proportion to the
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
4H.	Advisory Charter Proposal 4h - Resolved, As A
Special Resolution, on A Non-binding Advisory

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Basis, to Eliminate Various Provisions in the
Existing Organizational Documents Applicable Only
to Blank Check Companies, Including the Provisions
Requiring That Altimar II Have Net Tangible Assets
of at Least $5,000,001 Immediately Prior To, Or
	Upon Such Consummation Of, A Business Combination.	Management	For	Voted - For
5.	The Stock Issuance Proposal - Resolved, As an
Ordinary Resolution, That, for the Purposes of
Complying with the Applicable New York Stock
Exchange ("nyse") Listing Rules, the Issuance of
Shares of Class A Common Stock of Fathom to the
Pipe Investors Pursuant to the Pipe Subscription
Agreements (as Defined in the Proxy
Statement/prospectus) be Confirmed, Ratified and
	Approved in All Respects.	Management	For	Voted - For
6.	The Business Combination Issuance Proposal -
Resolved, As an Ordinary Resolution, That, for the
Purposes of Complying with the Applicable Listing
Rules of the Nyse (including Any Rules Applicable
to A "change of Control"), the Issuance of Shares
of Class A Common Stock, Class B Common Stock and
Class C Common Stock (i) Pursuant to the Terms of
the Business Combination Agreement, (ii) Upon the
Exchange of New Fathom Units Pursuant to the Fathom
Operating Agreement (annexed to the Proxy (due
to Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
7.	The Equity Incentive Plan Proposal - Resolved, As
an Ordinary Resolution, That the Fathom 2021
Omnibus Plan (annexed to the Proxy
Statement/prospectus As Annex H) be Approved and
	Adopted in All Respects.	Management	For	Voted - For
8.	The Espp Proposal - Resolved, As an Ordinary
Resolution, That the Fathom 2021 Employee Stock
Purchase Plan (annexed to the Proxy
Statement/prospectus As Annex I) be Approved and
	Adopted in All Respects.	Management	For	Voted - For
9.	The Adjournment Proposal - Resolved, As an Ordinary
Resolution, That the Adjournment of the Egm to A
Later Date Or Dates to be Determined by the
Chairman of the Egm, If Necessary, to Permit
Further Solicitation and Vote of Proxies be
	Confirmed, Ratified and Approved in All Respects.	Management	For	Voted - For

APOLLO STRATEGIC GROWTH CAPITAL

Security ID: G0411R106 Ticker: APSG

Meeting Date: 25-May-22	Meeting Type: Special

1.	The Domestication Proposal - to Consider and Vote
Upon A Proposal to Approve by Special Resolution
Under Cayman Islands Law, Assuming the Business
Combination Proposal is Approved and Adopted, the
Change of Apsg's Jurisdiction of Incorporation from
the Cayman Islands to the State of Delaware by

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Deregistering As an Exempted Company in the Cayman
Islands and Continuing and Domesticating As A
Corporation Incorporated Under the Laws of the
State of Delaware (the "domestication" and Such
	Proposal, the "domestication Proposal").	Management	For	Voted - For
2.	The Amendment Proposal - to Consider and Vote Upon
A Proposal to Approve by Special Resolution Under
Cayman Islands Law, Assuming the Business
Combination Proposal and the Domestication Proposal
are Approved and Adopted, the Acquiror Delaware
Certificate, Which, If Approved, Would Take Effect
Substantially Concurrently with the Closing; 2a
Through 2k - the Unbundling Precatory Proposals -
to Approve, on A Non- Binding Advisory Basis,
Certain Governance Provisions in the Acquiror
Delaware Certificate, (due to Space Limits, See
	Proxy Material for Full Proposal).	Management	For	Voted - For
2a.	To Increase the Authorized Share Capital from
361,000,000 Shares Consisting of 300,000,000
Acquiror Class A Ordinary Shares, 60,000,000
Acquiror Class B Ordinary Shares, and 1,000,000
Undesignated Preferred Shares, Par Value $0.00005
Per Share, to Authorized Capital Stock of Shares,
Consisting of (i) 3,000,000,000 Shares of
Domesticated Acquiror Class A Common Stock, (ii)
3,000,000,000 Shares of Domesticated Acquiror Class
B Common Stock, (iii) 20,420,250 Shares of
Domesticated Acquiror (due to Space Limits, See
	Proxy Material for Full Proposal).	Management	For	Voted - For
2b.	To Provide That the Acquiror Delaware Certificate
May be Amended, Altered Or Repealed by the
Affirmative Vote of the Holders of at Least 66 2/3%
of All the Then Outstanding Shares of Stock
Entitled to Vote, Voting Together As A Single Class
in Addition to Any Other Vote Required by the
Acquiror Delaware Certificate Or Otherwise Required
	by Law.	Management	For	Voted - For
2c.	To Provide That (i) Each Holder of Record of
Domesticated Acquiror Class A Common Stock,
Domesticated Acquiror Class B Common Stock and
Domesticated Acquiror Class X Common Stock (solely
Prior to the Automatic Conversion Thereof to Shares
of Domesticated Acquiror Class A Common Stock Upon
the Closing) Will be Entitled to Vote on the
Election Or Removal of Directors, Voting Together
As A Single Class, (ii) Any Vacancy on the Board of
Directors Shall be Filled by the Affirmative
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
2d.	To Elect Not to be Governed by Section 203 of the
	Dgcl.	Management	For	Voted - For
2e.	To Provide That the Court of Chancery of the State
of Delaware Or, If Such Court Does Not Have Subject
Matter Jurisdiction, Another State Or Federal Court
Located Within the State of Delaware, Shall be the
	Exclusive Forum for Certain Actions and Claims.	Management	For	Voted - For

44

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

2f.	To Provide That Each Holder of Record of
Domesticated Acquiror Class A Common Stock,
Domesticated Acquiror Class B Common Stock and
Domesticated Acquiror Class X Common Stock (solely
Prior to the Automatic Conversion Thereof to Shares
of Domesticated Acquiror Class A Common Stock Upon
the Closing) be Entitled to One Vote Per Share on
All Matters Which Stockholders Generally are
	Entitled to Vote.	Management	For	Voted - For
2g.	To Provide That Subject to Applicable Law and the
Rights of Any Holders of Outstanding Preferred
Stock, (i) Each Holder of Domesticated Acquiror
Class A Common Stock, Domesticated Acquiror Class X
Common Stock (solely Prior to the Automatic
Conversion Thereof to Shares of Domesticated
Acquiror Class A Common Stock Upon the Closing) and
Class A-1 Preferred Stock Shall be Entitled to
Receive, Ratably with the Other Participating
Shares, Such Dividends and Other Distributions As
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
2h.	To Eliminate Various Provisions in the Existing
Organizational Documents Applicable Only to Blank
Check Companies, Including the Provisions Requiring
That Apsg Have Net Tangible Assets of at Least
$5,000,001 Immediately Prior To, Or Upon Such
	Consummation Of, A Business Combination.	Management	For	Voted - For
2i.	To Restrict Holders of Domesticated Acquiror Class
B Common Stock from Transferring Their Shares of
Domesticated Acquiror Class B Common Stock Unless
Such Holder Also Transfers an Equal Number of Opco
B Ordinary Shares in Accordance with the Gbt
	Amended & Restated M&a.	Management	For	Voted - For
2j.	To Allow Pubco, Subject to the Terms of the
Business Combination Agreement, the Acquiror
Delaware Certificate and the Acquiror Delaware
Bylaws, to Take All Such Actions As are
Contemplated by the Business Combination Agreement
to Cause the Issuance of Its Equity Securities As
Called for by the Egencia Equity Contribution
Agreement and in Accordance with the Acquiror
Delaware Certificate, Including Any Issuances,
Redemptions and Cancellations And/or Adjustments
	for No Consideration.	Management	For	Voted - For
2k.	To Require Pubco to Issue, Reserve for Issuance,
Cancel And/or Redeem Certain of Its Equity
Securities in Accordance with the Terms of the
	Exchange Agreement.	Management	For	Voted - For
3.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve by Ordinary
Resolution Under Cayman Islands Law and Adopt,
Assuming the Domestication Proposal and Amendment
Proposal are Approved, the Business Combination
Agreement (as Amended from Time to Time, the
"business Combination Agreement"), Dated As of
December 2, 2021, by and Between Apsg and Gbt

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Jersey Co Limited, A Company Limited by Shares
Incorporated Under the Laws of Jersey ("gbt"), and
the (due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
4.	The Issuance Proposal - to Consider and Vote Upon A
Proposal to Approve by Ordinary Resolution Under
Cayman Islands Law, Assuming the Domestication
Proposal, the Amendment Proposal and the Business
Combination Proposal are Approved and Adopted, for
the Purposes of Complying with the Applicable
Listing Rules of the New York Stock Exchange, the
Issuance of Domesticated Acquiror Class A Common
Stock to the Pipe Investors (as Defined Below)
Pursuant to the Pipe Subscription Agreements (as
	Defined Below) (the "issuance Proposal").	Management	For	Voted - For
5.	The Equity Incentive Plan Proposal - to Consider
and Vote Upon A Proposal to Approve by Ordinary
Resolution Under Cayman Islands Law, Assuming the
Domestication Proposal, the Amendment Proposal, the
Business Combination Proposal and the Issuance
Proposal are Approved and Adopted, the Global
Business Travel Group, Inc. 2022 Equity Incentive
Plan, A Copy of Which is Attached to the Enclosed
Proxy Statement/ Prospectus As Annex E (the "equity
	Incentive Plan Proposal").	Management	For	Voted - For
6.	The Espp Proposal - to Consider and Vote Upon A
Proposal to Approve by Ordinary Resolution Under
Cayman Islands Law, Assuming the Domestication
Proposal, the Amendment Proposal, the Business
Combination Proposal, the Issuance Proposal, and
the Equity Incentive Plan Proposal are Approved and
Adopted, the Global Business Travel Group, Inc.
Employee Stock Purchase Plan (the "espp"), A Copy
of Which is Attached to the Enclosed Proxy
Statement/prospectus As Annex F (the "espp
Proposal" And, (due to Space Limits, See Proxy
	Material for Full Proposal).	Management	For	Voted - For
7.	The Adjournment Proposal - If Put to the Meeting,
to Consider and Vote Upon A Proposal to Approve by
Ordinary Resolution Under Cayman Islands Law the
Adjournment of the Special Meeting to A Later Date
Or Dates, If Necessary, to Permit Further
Solicitation and Vote of Proxies If, Based Upon the
Proxies Held at the Time of the Special Meeting,
Any of the Condition Precedent Proposals Would Not
be Duly Approved and Adopted by our Shareholders Or
We Determine That One Or More of the Closing
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

ASCENDANT DIGITAL ACQUISITION CORP.

Security ID: G05155109	Ticker: ACND

Meeting Date: 20-Jul-21	Meeting Type: Special

1.	The Transaction Agreement Proposal - to Consider
and Vote Upon A Proposal to Approve by Ordinary
Resolution and Adopt the Business Combination
Agreement, Dated As of March 1, 2021, by and Among
Adac, Marketwise, Llc (formerly Known As Beacon
Street Group, Llc), A Delaware Limited Liability
Company, All of the Members of Marketwise, Llc
Party Thereto (the "sellers"), and Shareholder
Representative Services Llc (solely in Its Capacity
As the Representative of the Sellers), A Colorado
Limited (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
2.	The Domestication Proposal - to Consider and Vote
Upon A Proposal to Approve by Special Resolution
the Change of Adac's Jurisdiction of Incorporation
by Deregistering As an Exempted Company in the
Cayman Islands and Continuing and Domesticating As
A Corporation Incorporated Under the Laws of the
State of Delaware (the "domestication" And,
Together with the Other Transactions Contemplated
	by the Transaction Agreement, the "transaction").	Management	For	Voted - For
3.	Organizational Documents Proposal - to Consider and
Vote Upon A Proposal to Approve by Special
Resolution the Proposed New Certificate of
Incorporation (the "proposed Charter") and the
Proposed New Bylaws (the "proposed Bylaws" And,
Together with the Proposed Charter, the "proposed
Organizational Documents") of Ascendant Digital
Acquisition Corp. (a Corporation Incorporated in
the State of Delaware, and the Filing with and
Acceptance by the Secretary of State of Delaware of
the (due to Space Limits, See Proxy Statement
	for Full Proposal).	Management	For	Voted - For
4A.	Advisory Organizational Documents Proposal 4a - to
Authorize the Change in the Authorized Capital
Stock of Adac from 200,000,000 Class A Ordinary
Shares, Par Value $0.0001 Per Share (the "adac
Class A Ordinary Shares"), 20,000,000 Class B
Ordinary Shares, Par Value $0.0001 Per Share (the
"adac Class B Ordinary Shares" And, Together with
the Adac Class A Ordinary Shares, the "ordinary
Shares"), and 1,000,000 Preference Shares, Par
Value $0.0001 Per Share, to 1,350,000,000 Shares of
Common Stock of (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
4B.	Advisory Organizational Documents Proposal 4b - to
Authorize Adopting Delaware As the Exclusive Forum
	for Certain Stockholder Litigation.	Management	For	Voted - For
4C.	Advisory Organizational Documents Proposal 4c - to
Authorize Electing Not to be Governed by Section
47

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

203 of the Dgcl Relating to Takeovers by Interested
Stockholders And, Instead, be Governed by A
Provision Substantially Similar to Section 203 of
	the Dgcl.	Management	For	Voted - For
4D.	Advisory Organizational Documents Proposal 4d - to
Approve Provisions Providing That the Affirmative
Vote of at Least Two- Thirds of the Voting Power of
All the Then-outstanding Shares of Capital Stock
Entitled to Vote Generally in the Election of
Directors Will be Required for Stockholders to
	Adopt, Amend, Or Repeal the Proposed Bylaws.	Management	For	Voted - For
4E.	Advisory Organizational Documents Proposal 4e - to
Approve Provisions Permitting the Removal of A
Director Only for Cause and Only by the Affirmative
Vote of the Holders of at Least A Majority of the
Outstanding Shares Entitled to Vote at an Election
	of Directors.	Management	For	Voted - For
4F.	Advisory Organizational Documents Proposal 4f - to
Approve Provisions Requiring Stockholders to Take
Action at an Annual Or Special Meeting and Prohibit
Stockholder Action by Written Consent in Lieu of A
	Meeting.	Management	For	Voted - For
4G.	Advisory Organizational Documents Proposal 4g - to
Provide for Certain Additional Changes, Including,
Among Other Things, (i) Changing the Corporate Name
from "ascendant Digital Acquisition Corp." to
"marketwise, Inc.", (ii) Making Marketwise Pubco's
Corporate Existence Perpetual, and (iii) Removing
Certain Provisions Related to Adac's Status As A
Blank Check Company That Will No Longer be
Applicable Upon Consummation of the Business
Combination, All of Which Adac's Board of Directors
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
5.	The Stock Issuance Proposal - to Consider and Vote
Upon A Proposal to Approve by Ordinary Resolution
for Purposes of Complying with the Applicable
Provisions of Nyse Listing Rule 312.03, the
Issuance of (i) Shares of Marketwise Pubco Class A
Common Stock to the Pipe Investors Pursuant to the
Pipe Investment and (ii) Shares of Marketwise Pubco
Class A Common Stock and Marketwise Pubco Class B
Common Stock to the Sellers Pursuant to the Terms
of the Transactions Agreement and (due to Space
	Limits, See Proxy Statement for Full Proposal).	Management	For	Voted - For
6.	The Incentive Award Plan Proposal - to Consider and
Vote Upon A Proposal to Approve by Ordinary
Resolution the Marketwise Inc. 2021 Incentive Award
	Plan.	Management	For	Voted - For
7.	The Espp Proposal - to Consider and Vote Upon A
Proposal to Approve by Ordinary Resolution the
	Marketwise Inc. 2021 Employee Stock Purchase Plan.	Management	For	Voted - For
8.1	Director: Riaan Hodgson	Management	For	Voted - For
8.2	Director: Manny Borges	Management	For	Voted - For
8.3	Director: Van Simmons	Management	For	Voted - For

48

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

8.4	Director: Mark Gerhard	Management	For	Voted - For
8.5	Director: Elizabeth Burton	Management	For	Voted - For
8.6	Director: Paul Idzik	Management	For	Voted - For
8.7	Director: Mark Arnold	Management	For	Voted - For
8.8	Director: Michael Palmer	Management	For	Voted - For
8.9	Director: Stephen Sjuggerud	Management	For	Voted - For
9.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Approve by Ordinary Resolution
the Adjournment of the Extraordinary General
Meeting to A Later Date Or Dates, If Necessary, to
Permit Further Solicitation and Vote of Proxies in
the Event That There are Insufficient Votes for the
Approval of One Or More Proposals at the
	Extraordinary General Meeting.	Management	For	Voted - For

BIOTECH ACQUISITION COMPANY

Security ID: G1125A108 Ticker: BIOT

Meeting Date: 14-Jun-22	Meeting Type: Special

1.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal by Ordinary Resolution to
Approve the Agreement and Plan of Merger, Dated As
of November 8, 2021 (as It May be Amended and
Supplemented from Time to Time, the "merger
Agreement") with Blade Therapeutics, Inc., A
Delaware Corporation ("blade"), Blade Merger
Subsidiary, Inc., A Delaware Corporation and A
Wholly Owned Subsidiary of Bac ("blade Merger
Sub"), Biotech Sponsor Llc, A Delaware Limited
Liability (due to Space Limits, See Proxy
	Material for Full Proposal).	Management	For	Voted - For
2.	Domestication Proposal - to Consider and Vote Upon
A Proposal by Special Resolution to (a) Change
Bac's Corporate Structure and De- Register from an
Exempted Company Incorporated Under the Cayman
Islands Companies Act and Transfer by Way of
Continuation As A Corporation Incorporated Under
the Laws of the State of Delaware (the
"domestication"), (b) in Connection Therewith to
Adopt Upon the Domestication Taking Effect, the
Certificate of Incorporation (the "interim
Charter"), in the Form Appended to (due to Space
	Limits, See Proxy Material for Full Proposal).	Management	For	Voted - For
3.	The Certificate of Incorporation Proposal - to
Consider and Vote Upon by Special Resolution Under
the Cayman Islands Companies Act A Proposal to
Replace the Interim Charter with the Proposed
Certificate of Incorporation Substantially in the
Form Attached to the Accompanying Proxy
Statement/prospectus As Annex C, to be Effective
Upon the Consummation of the Business Combination.
the Certificate of Incorporation Proposal is
Conditioned on the Approval of the Business

49

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Combination Proposal (due to Space Limits, See
	Proxy Material for Full Proposal).	Management	For	Voted - For
4a.	Organizational Documents Proposals - to Approve and
Adopt Provisions in the Proposed Charter, Which
Will Amend and Replace the Interim Charter If the
Certificate of Incorporation Proposal is Approved,
Requiring the Affirmative Vote of the Holders of at
Least 66 2/3% of the Voting Power of All the Then
Outstanding Shares of Blade Biotherapeutics
	Entitled to Vote to Remove A Director for Cause.	Management	For	Voted - For
4b.	Organizational Documents Proposals - to Approve and
Adopt Provisions in the Proposed Charter, Which
Will Amend and Replace the Interim Charter If the
Certificate of Incorporation Proposal is Approved,
Providing That (i) Special Meetings of Stockholders
for Any Purpose Or Purposes May be Called at Any
Time by the Majority of the Blade Biotherapeutics
Board, the Chairman of the Blade Biotherapeutics
Board Or the Chief Executive Officer of Blade
Biotherapeutics, and May Not be Called by Another
Other (due to Space Limits, See Proxy Material
	for Full Proposal).	Management	For	Voted - For
4c.	Organizational Documents Proposals - to Approve and
Adopt Provisions in the Proposed Certificate of
Incorporation, Which Will Amend and Replace the
Interim Charter If the Certificate of Incorporation
Proposal is Approved, Adopting Delaware As the
	Exclusive Forum for Certain Shareholder Litigation.	Management	For	Voted - For
4d.	Organizational Documents Proposals - to Approve and
Adopt Provisions in the Proposed Charter, Which
Will Amend and Replace the Interim Charter If the
Certificate of Incorporation Proposal is Approved,
Changing the Post-business Combination Company's
Corporate Name from "biotech Acquisition Company"
	to "blade Biotherapeutics, Inc."	Management	For	Voted - For
4e.	Organizational Documents Proposals - to Approve and
Adopt Provisions in the Proposed Charter, Which
Will Amend and Replace the Interim Charter If the
Certificate of Incorporation Proposal is Approved,
to Remove Certain Provisions Related to Bac's
Status As A Blank Check Company That Will No Longer
	Apply Upon Consummation of the Business Combination.	Management	For	Voted - For
4f.	Organizational Documents Proposals - to Approve and
Adopt Provisions in the Proposed Charter, Which
Will Amend and Replace the Interim Charter If the
Certificate of Incorporation Proposal is Approved,
Increasing the Total Number of Authorized Shares of
All Classes of Stock to 310,000,000 Shares, Each
with A Par Value of $0.0001 Per Share, Consisting
of (i) 300,000,000 Shares of Common Stock, (ii)
	10,000,000 Shares of Preferred Stock.	Management	For	Voted - For
4g.	Organizational Documents Proposals - to Approve and
Adopt Provisions in the Proposed Charter, Which
Will Amend and Replace the Interim Charter If the
Certificate of Incorporation Proposal is Approved,
Electing Not to be Governed by Section 203 of the
50

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Dgcl And, Instead be Governed by A Provision
	Substantially Similar to Section 203 of the Dgcl.	Management	For	Voted - For
4h.	Organizational Documents Proposals - to Approve and
Adopt Provisions in the Proposed Charter, Which
Will Amend and Replace the Interim Charter If the
Certificate of Incorporation Proposal is Approved,
Making Blade Biotherapeutics' Corporate Existence
	Perpetual.	Management	For	Voted - For
5.1	Director: Wendy Robbins	Management	For	Voted - For
5.2	Director: Mark Timney	Management	For	Voted - For
5.3	Director: Lloyd Klickstein	Management	For	Voted - For
5.4	Director: James Scopa	Management	For	Voted - For
5.5	Director: Luke Evnin	Management	For	Voted - For
5.6	Director: Carl Goldfischer	Management	For	Voted - For
5.7	Director: John A. Hohneker	Management	For	Voted - For
5.8	Director: Michael Shleifer	Management	For	Voted - For
6.	The Nasdaq Proposal - to Consider and Vote Upon A
Proposal by Ordinary Resolution to Approve, for
Purposes of Complying with the Applicable
Provisions of Nasdaq Listing Rules 5635(a), (b),
(c), and (d), the Issuance of (a) Shares to the
Pipe Investors Pursuant to the Pipe Investment, and
(b) Shares to the Blade Stockholders Pursuant to
the Merger Agreement. "resolved, As an Ordinary
Resolution, That for the Purposes of Complying with
Nasdaq Listing Rules 5635(a), (b), (c), and (d),
the (due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
7.	Incentive Award Plan Proposal - to Consider and
Vote on A Proposal by Ordinary Resolution to
Approve and Adopt the Blade Biotherapeutics, Inc.
2022 Incentive Award Plan (the "2022 Plan") and the
Material Terms Thereunder. the Bac Board Approved
the 2022 Plan, Prior to the Bac Extraordinary
General Meeting, Subject to Shareholder Approval at
the Bac Extraordinary General Meeting. A Copy of
the Proposed 2022 Plan is Appended to the
Accompanying Proxy Statement/prospectus As Annex E.
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
8.	Espp Proposal - to Consider and Vote on A Proposal
by Ordinary Resolution to Approve and Adopt the
Blade Biotherapeutics, Inc. 2022 Employee Stock
Purchase Plan (the "espp") and the Material Terms
Thereunder. the Bac Board Approved the Espp, Prior
to the Bac Extraordinary General Meeting, Subject
to Shareholder Approval at the Bac Extraordinary
General Meeting. A Copy of the Proposed Espp is
Appended to the Accompanying Proxy
Statement/prospectus As Annex F. "resolved, As an
Ordinary (due to Space Limits, See Proxy
	Material for Full Proposal).	Management	For	Voted - For
9.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal by Ordinary Resolution to Adjourn
the Meeting to A Later Date Or Dates, If Necessary,
51

RiverPark Short Term High Yield Fund

Proposal			Proposed by	Mgt. Position	Registrant Voted

to Permit Further Solicitation and Vote of Proxies
If It is Determined by the Bac Board That More Time
is Necessary Or Appropriate to Approve One Or More
Proposals at the Meeting Or If Certain Conditions
Under the Merger Agreement are Not Satisfied Or
Waived. "resolved, As an Ordinary Resolution, That
the Adjournment of the Meeting to A Later Date Or
Dates, (due to Space Limits, See Proxy Material
	for Full Proposal).		Management	For	Voted - For

CAPSTAR SPECIAL PURPOSE ACQUISITION CORP

Security ID: 14070Y101		Ticker: CPSR

Meeting Date: 11-Jan-22		Meeting Type: Special

1.	The Business Combination Proposal - Subject to the
Approval and Adoption of the Charter Amendment
Proposal, Nyse Stock Issuance Proposal, Director
Election Proposal and Equity Incentive Plan
Proposal, to (a) Adopt and Approve the Business
Combination Agreement, Dated As of July 19, 2021
and Amended on November 8, 2021 (as May be Further
Amended, Supplemented Or Otherwise Modified from
Time to Time, the "business Combination
Agreement"), A Copy of Which is Appended to the
	Accompanying	(due to Space Limits, See Proxy
	Statement for Full Proposal).		Management	For	Voted - For
2.	The Charter Amendment Proposal - to Approve,
Assuming the Business Combination Proposal, Nyse
Stock Issuance Proposal, Director Election Proposal
and Equity Incentive Plan Proposal are Approved and
Adopted, A Proposed Amended and Restated
Certificate of Incorporation (the "proposed
Charter"), Which Will Amend and Restate Cpsr's
Current Amended and Restated Certificate of
Incorporation (the "current Charter"), and Which
Proposed Charter Will be in Effect When Duly Filed
with the (due to Space Limits, See Proxy
	Statement for Full Proposal).		Management	For	Voted - For
3A.	Advisory Charter Proposal A - to Change the
Corporate Name of New Gelesis to "gelesis Holdings,
	Inc.".		Management	For	Voted - For
3B.	Advisory Charter Proposal B - to Increase Cpsr's
Capitalization So That It Will Have 900,000,000
Authorized Shares of Common Stock and 250,000,000
	Authorized Shares of Preferred Stock.		Management	For	Voted - For
3C.	Advisory Charter Proposal C - to Divide the New
Gelesis Board of Directors Into Three Classes with
	Staggered Three-year Terms.		Management	For	Voted - For
3D.	Advisory Charter Proposal D - to Provide That the
Removal of Any Director be Only for Cause and by
the Affirmative Vote of at Least 66 2/3% of New
Gelesis' Then-outstanding Shares of Capital Stock
Entitled to Vote Generally in the Election of
	Directors.		Management	For	Voted - For
52

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

3E.	Advisory Charter Proposal E - to Provide That
Certain Amendments to Provisions of the Proposed
Charter Will Require the Approval of at Least 66
2/3% of New Gelesis' Then- Outstanding Shares of
	Capital Stock Entitled to Vote on Such Amendment.	Management	For	Voted - For
3F.	Advisory Charter Proposal F - to Make New Gelesis'
Corporate Existence Perpetual As Opposed to Cpsr's
Corporate Existence, Which is Required to be
Dissolved and Liquidated 24 Months Following the
Closing of Its Initial Public Offering, and to
Remove from the Proposed Charter the Various
Provisions Applicable Only to Special Purpose
	Acquisition Companies.	Management	For	Voted - For
3G.	Advisory Charter Proposal G - to Remove the
Provisions Setting the Court of Chancery of the
State of Delaware As the Sole and Exclusive Forum
	for Certain Stockholder Actions.	Management	For	Voted - For
4.	The Nyse Stock Issuance Proposal - to Approve,
Assuming the Business Combination Proposal, Charter
Amendment Proposal, Director Election Proposal and
Equity Incentive Plan Proposal are Approved and
Adopted, for Purposes of Complying with the
Applicable Provisions of Section 312 of the Nyse
Listed Company Manual, (a) the Issuance of Up to
96,876,625 Newly Issued Shares of Common Stock, Par
Value $0.0001 Per Share, of New Gelesis, in the
Business Combination, Which Amount Will be
Determined (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
5.	The Director Election Proposal - to Approve,
Assuming the Business Combination Proposal, Charter
Amendment Proposal, Nyse Stock Issuance Proposal
and Equity Incentive Plan Proposal are Approved and
Adopted, the Appointment of Eight Directors Who,
Upon Consummation of the Business Combination, Will
	Become Directors of New Gelesis.	Management	For	Voted - For
6.	The Equity Incentive Plan Proposal - to Approve,
Assuming the Business Combination Proposal, Charter
Amendment Proposal, Nyse Stock Issuance Proposal
and Director Election Proposal are Approved and
Adopted, the Gelesis Holdings, Inc. 2021 Stock
Option and Incentive Plan, A Copy of Which is
Appended to the Accompanying Proxy
Statement/prospectus As Exhibit H to the Business
Combination Agreement, A Copy of Which is Attached
to the Accompanying Proxy Statement/prospectus As
Annex A, Which Will Become Effective the Day Prior
	to the Closing.	Management	For	Voted - For
7.	The Adjournment Proposal - to Approve A Proposal to
Adjourn the Special Meeting to A Later Date Or
Dates, If Necessary, to Permit Further Solicitation
and Vote of Proxies If, Based Upon the Tabulated
Vote at the Time of the Special Meeting, There are
Not Sufficient Votes to Approve the Business
Combination Proposal, the Charter Amendment
Proposal, the Nyse Stock Issuance Proposal, the

53

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Director Election Proposal Or the Equity Incentive
Plan Proposal, Or We Determine That One Or More
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For

CERBERUS TELECOM ACQUISITION CORP.

Security ID: G2040C104 Ticker: CTAC

Meeting Date: 29-Sep-21	Meeting Type: Special

1.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve the Business
Combination Described in the Proxy
Statement/prospectus, Including (a) Adopting the
Agreement and Plan of Merger, Dated As of March 12,
2021 (the "merger Agreement"), by and Among
Cerberus Telecom Acquisition Corporation ("ctac"),
King Pubco, Inc. ("pubco"), A Delaware Corporation
and Wholly Owned Subsidiary of Cerberus Telecom
Acquisition Holdings, Llc (the "sponsor"), A
Delaware Limited (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
2.	The Cayman Merger Proposal - to Consider and Vote
Upon, As A Special Resolution, A Proposal to
Approve the Pubco Plan of Merger Attached to the
Proxy Statement/prospectus As Annex 1 and to
Authorize the Merger of Ctac with and Into Llc
Merger Sub, with Llc Merger Sub Surviving the
	Merger As A Wholly Owned Subsidiary of Pubco.	Management	For	Voted - For
3A.	Advisory Organizational Document Proposal A - to
Provide That Pubco's Board of Directors Will be A
Classified Board of Directors with Staggered,
	Three-year Terms.	Management	For	Voted - For
3B.	Advisory Organizational Document Proposal B - to
Eliminate the Ability for Any Action Required Or
Permitted to be Taken by Pubco Common Stockholders
	to be Effected by Written Consent.	Management	For	Voted - For
3C.	Advisory Organizational Document Proposal C - to
Increase the Required Stockholder Vote Threshold to
	Amend the Bylaws of Pubco.	Management	For	Voted - For
3D.	Advisory Organizational Document Proposal D - to
Provide That the Court of Chancery of the State of
Delaware Or, If Such Court Does Not Have Subject
Matter Jurisdiction Thereof, Another State Or
Federal Court Located Within the State of Delaware,
Shall be the Exclusive Forum for Certain Actions
	and Claims.	Management	For	Voted - For
4.	The Incentive Plan Proposal - to Consider and Vote
on A Proposal to Approve the Pubco 2021 Incentive
	Award Plan.	Management	For	Voted - For
5.	Nyse Proposal - to Consider and Vote Upon A
Proposal in Accordance with the Applicable
Provisions of Section 312.03 of the New York Stock
Exchange Listed Company Manual, to Issue More Than
20% of the Issued and Outstanding Shares of Pubco
54

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Common Stock in Connection with the Business
Combination, Including, Without Limitation, the
	Pipe Investment (as Described Below).	Management	For	Voted - For
6.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Adjourn the Special Meeting to A
Later Date Or Dates, If Necessary, to Permit
Further Solicitation and Vote of Proxies in the
Event That There are Insufficient Votes For, Or
Otherwise in Connection With, the Approval of the
Business Combination Proposal, the Cayman Merger
Proposal, the Advisory Organizational Documents
Proposals, the Incentive Plan Proposal Or the Nyse
	Proposal.	Management	For	Voted - For

CONSONANCE HFW ACQUISITION CORP.

Security ID: G2445M103 Ticker: CHFW

Meeting Date: 10-Aug-21	Meeting Type: Special

1.	The Business Combination Proposal - to Approve, As
an Ordinary Resolution, That Chfw's Entry Into the
Business Combination Agreement, Dated As of April
15, 2021 (as May be Amended, Supplemented Or
Otherwise Modified from Time to Time, the "business
Combination Agreement"), by and Among Chfw
(following the Business Combination, "new
Surrozen"), Perseverance Merger Sub, Inc., A
Delaware Corporation ("merger Sub"), and Surrozen,
Inc., A Delaware Corporation, Which Will Change Its
	Name to Surrozen Operating, Inc. ("surrozen").	Management	For	Did Not Vote
2.	The Domestication Proposal - to Approve, As A
Special Resolution, That Chfw be Transferred by Way
of Continuation to Delaware Pursuant to Part Xii of
the Companies Act (as Revised) of the Cayman
Islands and Section 388 of the General Corporation
Law of the State of Delaware And, Immediately Upon
Being De- Registered in the Cayman Islands, Chfw be
Continued and Domesticated As A Corporation Under
the Laws of the State of Delaware And, Conditional
Upon, and with Effect From, the (due to Space
	Limits, See Proxy Statement for Full Proposal).	Management	For	Did Not Vote
3.	New Organizational Documents Proposal - to Approve,
As A Special Resolution, That the Proposed
Certificate of Incorporation and the Proposed
Bylaws, Copies of Which are Attached to the Proxy
Statement/ Prospectus As Annex C and Annex D,
Respectively, be Approved As the Certificate of
Incorporation and Bylaws, Respectively, of New
Surrozen, Effective Upon the Effectiveness of the
	Domestication.	Management	For	Did Not Vote
4A.	Governing Documents Proposal A - to Approve, As an
Ordinary Resolution, That the Change in the
Authorized Share Capital of Chfw from (i)
350,000,000 Class A Ordinary Shares, Par Value
$0.0001 Per Share, (ii) 150,000,000 Class B

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Ordinary Shares, Par Value $0.0001 Per Share and
(iii) 1,000,000 Preference Shares, Par Value
$0.0001 Per Share, to (a) 500,000,000 Shares of
Common Stock, Par Value $0.0001 Per Share, of New
Surrozen ("new Surrozen Common Stock") and (b)
10,000,000 Shares of Preferred (due to Space
	Limits, See Proxy Statement for Full Proposal).	Management	For	Did Not Vote
4B.	Governing Documents Proposal B - to Approve, As A
Special Resolution, That the Authorization to the
Board of Directors of New Surrozen (the "new
Surrozen Board") to Issue Any Or All Shares of New
Surrozen Preferred Stock in One Or More Classes Or
Series, with Such Terms and Conditions As May be
Expressly Determined by the New Surrozen Board and
As May be Permitted by the Delaware General
	Corporation Law be Approved.	Management	For	Did Not Vote
4C.	Governing Documents Proposal C - to Approve, As A
Special Resolution, That the Removal of the Ability
of New Surrozen Stockholders to Take Action by
	Written Consent in Lieu of A Meeting be Approved.	Management	For	Did Not Vote
4D.	Governing Documents Proposal D - to Approve, As A
Special Resolution, That the Replacement of the
Existing Governing Documents be Approved and That
All Other Immaterial Changes Necessary Or, As
Mutually Agreed in Good Faith by Chfw and Surrozen,
Desirable in Connection with the Replacement of
Existing Governing Documents with the Proposed
Certificate of Incorporation and Proposed Bylaws As
Part of the Domestication (copies of Which are
Attached to the Proxy Statement/prospectus (due
to Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Did Not Vote
5.	The Share Issuance Proposal - to Approve, As an
Ordinary Resolution, That for the Purposes of
Complying with the Applicable Provisions of Nasdaq
Stock Exchange Listing Rule 5635, the Issuance of
Shares of New Surrozen Common Stock in the Merger
	and in the Pipe Financing be Approved.	Management	For	Did Not Vote
6.	The Incentive Award Plan Proposal - to Approve, As
an Ordinary Resolution, That the Surrozen, Inc.
2021 Equity Incentive Plan A Copy of Which is
Attached to the Proxy Statement/prospectus As Annex
	J, be Adopted and Approved.	Management	For	Did Not Vote
7.	The Employee Stock Purchase Plan Proposal - to
Approve, As an Ordinary Resolution, That the
Surrozen, Inc. 2021 Employee Stock Purchase Plan, A
Copy of Which is Attached to the Proxy Statement/
	Prospectus As Annex K, be Adopted and Approved.	Management	For	Did Not Vote
8.	The Adjournment Proposal - to Approve, As an
Ordinary Resolution, That the Adjournment of the
Extraordinary General Meeting to A Later Date Or
Dates (a) to the Extent Necessary to Ensure That
Any Required Supplement Or Amendment to the Proxy
Statement/prospectus is Provided to Chfw
Shareholders Or, If As of the Time for Which the
Extraordinary General Meeting is Scheduled, There
56

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

are Insufficient Chfw Ordinary Shares Represented
(either in Person Or by Proxy) to Constitute A
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Did Not Vote

D8 HOLDINGS CORP.

Security ID: G2614K110 Ticker: DEH

Meeting Date: 15-Sep-21		Meeting Type: Special

1.		The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve by Way of Ordinary
Resolution and Adopt the Agreement and Plan of
Merger, Dated As of April 15, 2021 (as the Same May
be Amended, the "merger Agreement"), by and Among
D8, Snowball Merger Sub Inc., A Delaware
Corporation and A Direct Wholly- Owned Subsidiary
of D8 ("merger Sub"), Vicarious Surgical Inc., A
Delaware Corporation ("vicarious Surgical") and
Adam Sachs, an Individual, in His Capacity As the
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
2.		The Domestication Proposal - to Consider and Vote
Upon A Proposal to Approve by Way of Special
Resolution, to Change the Corporate Structure and
Domicile of D8 by Way of Continuation from an
Exempted Company Incorporated in Accordance with
the Laws of the Cayman Islands to A Corporation
Incorporated Under the Laws of the State of
Delaware (the "domestication"). the Domestication
Will be Effected Immediately Prior to the Business
Combination by D8 Filing A Certificate of Corporate
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
3.		The Stock Issuance Proposal - to Consider and Vote
Upon A Proposal to Approve by Way of Ordinary
Resolution for Purposes of Complying with the
Applicable Provisions of Nyse Listing Rules
312.03(c) and (d), the Issuance of New Vicarious
Surgical Class A Shares to (i) the Pipe Investors
Pursuant to the Pipe Investment (each As Defined in
the Accompanying Proxy Statement/prospectus) and
(ii) the Vicarious Surgical Stockholders Pursuant
to the Merger Agreement (the "stock Issuance
	Proposal").	Management	For	Voted - For
4.		Organizational Documents Proposal - to Consider and
Vote Upon A Proposal to Approve by Way of Special
Resolution the Proposed Certificate of
Incorporation and the Proposed New By-laws
("proposed By-laws" And, Together with the Proposed
Certificate of Incorporation, the "proposed
Organizational Documents") of New Vicarious
Surgical (a Corporation Incorporated in the State
of Delaware, and the Filing with and Acceptance by
the Secretary of State of Delaware of the

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Certificate of Corporate (due to Space Limits,
	See Proxy Material for Full Proposal).	Management	For	Voted - For
5A.	Advisory Organizational Documents Proposal 5a
(authorized Shares) - to Authorize the Change in
the Authorized Capital Stock of D8 from 200,000,000
D8 Class A Ordinary Shares, Par Value $0.0001 Per
Share (the "d8 Class A Ordinary Shares"),
20,000,000 D8 Class B Ordinary Shares, Par Value
$0.0001 Per Share (the "d8 Class B Ordinary Shares"
And, Together with the D8 Class A Ordinary Shares,
the "d8 Ordinary Shares"), and 1,000,000 Preference
Shares, Par Value $0.0001 Per Share (due to
	Space Limits, See Proxy Material for Full Proposal).	Management	For	Voted - For
5B.	Advisory Organizational Documents Proposal 5b (dual
Class Common Stock Structure) - to Authorize A Dual
Class Common Stock Structure Pursuant to Which
Holders of New Vicarious Surgical Class A Stock
Will be Entitled to One Vote Per Share and Holders
of New Vicarious Surgical Class B Stock Will be
Entitled to Twenty Votes Per Share on Each Matter
Properly Submitted to New Vicarious Surgical's
Stockholders Entitled to Vote ("advisory
	Organizational Documents Proposal 5b").	Management	For	Voted - For
5C.	Advisory Organizational Documents Proposal 5c
(sunset Provision for New Vicarious Surgical Class
B Stock) - to Approve A Provision Providing That
Each Outstanding Share of New Vicarious Surgical
Class B Stock Shall Automatically Convert Into One
Share of New Vicarious Surgical Class A Stock Upon
the First Date on Which the Vicarious Surgical
Founders and Qualified Stockholders (each As
Defined in the Organizational Documents)
Collectively Cease to Beneficially Own at Least 20%
of the (due to Space Limits, See Proxy Material
	for Full Proposal).	Management	For	Voted - For
5D.	Advisory Organizational Documents Proposal 5d
(declassification of New Vicarious Surgical Board)
- to Authorize A Declassified Board of Directors
Whereby Each Member of the Board of Directors of
New Vicarious Surgical Will be Elected at Each
Annual Meeting of Stockholders (or Special Meeting
in Lieu Thereof), ("advisory Organizational
	Documents Proposal 5d").	Management	For	Voted - For
5E.	Advisory Organizational Documents Proposal 5e
(exclusive Forum Provision) - to Authorize Adopting
Delaware As the Exclusive Forum for Certain
Stockholder Litigation and to Authorize Adopting
the Federal District Courts of the United States of
America As the Exclusive Forum for Resolving
Complaints Asserting A Cause of Action Under the
Securities Act of 1933, As Amended ("advisory
	Organizational Documents Proposal 5e").	Management	For	Voted - For
5F.	Advisory Organizational Documents Proposal 5f
(required Vote to Amend Charter) - to Approve
Provisions Providing That the Affirmative Vote of
at Least 662/3% of the Voting Power of All the Then

58

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Outstanding Shares of Capital Stock Entitled to
Vote Generally in the Election of Directors, Voting
Together As A Single Class, Will be Required for
Stockholders to Amend, Alter, Repeal Or Rescind All
Or Any Portion of Article 4(b), Article 5, Article
6, Article 7 Or Article 9 of the Proposed (due
to Space Limits, See Proxy Material for Full
	Proposal).	Management	For	Voted - For
5G.	Advisory Organizational Documents Proposal 5g
(removal of Directors) - to Approve Provisions
Permitting the Removal of A Director Only for Cause
and Only by the Affirmative Vote of the Holders of
at Least 662/3% of the Outstanding Shares Entitled
to Vote at an Election of Directors, Voting
Together As A Single Class ("advisory
	Organizational Documents Proposal 5g").	Management	For	Voted - For
5H.	Advisory Organizational Documents Proposal 5h
(required Vote to Amend Bylaws) - to Approve
Provisions Providing That the Affirmative Vote of
at Least 662/3% of the Voting Power of All the Then
Outstanding Shares of Capital Stock Entitled to
Vote at an Election of Directors, Voting As A
Single Class, Will be Required for Stockholders to
Alter, Amend Or Repeal, in Whole Or in Part, Any
Provision of the Proposed Bylaws Or to Adopt Any
Provision Inconsistent Therewith ("advisory
	Organizational Documents Proposal 5h").	Management	For	Voted - For
5I.	Advisory Organizational Documents Proposal 5i
(special Meetings) - to Approve Provisions
Requiring That Special Meetings May be Called Only
by the New Vicarious Surgical Board (except in the
Case of Any Holders of Preferred Stock If
Applicable) ("advisory Organizational Documents
	Proposal 5i").	Management	For	Voted - For
5J.	Advisory Organizational Documents Proposal 5j
(written Consent) - to Approve Provisions That
Prohibit Stockholder Action by Written Consent in
Lieu of A Meeting. ("advisory Organizational
	Documents Proposal 5j").	Management	For	Voted - For
5K.	Advisory Organizational Documents Proposal 5k
(corporate Opportunity) - to Approve Provisions
Providing That New Vicarious Surgical Renounces A
Corporate Opportunity That is Presented To, Or
Acquired, Created Or Developed By, Or Which
Otherwise Comes Into the Possession Of, Any
Non-employee Director of New Vicarious Surgical,
Unless Such Opportunity is Presented To, Or
Acquired, Created Or Developed By, Or Otherwise
Comes Into the Possession of Such Person Expressly
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
5L.	Advisory Organizational Documents Proposal 5l
(additional Changes) - to Provide for Certain
Additional Changes, Including, Among Other Things,
(i) Making New Vicarious Surgical's Corporate
Existence Perpetual and (ii) Removing Certain

59

RiverPark Short Term High Yield Fund

Proposal			Proposed by	Mgt. Position	Registrant Voted

Provisions Related to D8's Status As A Blank Check
Company That Will No Longer be Applicable Upon
Consummation of the Business Combination, All of
Which the D8 Board Believes is Necessary to
Adequately Address the Needs of New Vicarious
	Surgical After	(due to Space Limits, See Proxy
		Material for Full Proposal).	Management	For	Voted - For
6.		The New Vicarious Surgical Equity Incentive Plan
Proposal - to Consider and Vote Upon A Proposal to
Approve by Ordinary Resolution the New Vicarious
Surgical Equity Incentive Plan (the "new Vicarious
		Surgical Equity Incentive Plan Proposal").	Management	For	Voted - For
7.1		Director: Donald Tang	Management	For	Voted - For
7.2		Director: David Ho	Management	For	Voted - For
7.3		Director: Samir Kaul	Management	For	Voted - For
7.4		Director: Dror Berman	Management	For	Voted - For
7.5		Director: David Styka	Management	For	Voted - For
7.6		Director: Adam Sachs	Management	For	Voted - For
7.7		Director: Sammy Khalifa	Management	For	Voted - For
7.8		Director: Ric Fulop	Management	For	Voted - For
7.9		Director: Philip Liang	Management	For	Voted - For
8.		The Shareholder Adjournment Proposal - to Consider
and Vote Upon A Proposal to Approve by Way of
Ordinary Resolution the Adjournment of the
Extraordinary General Meeting to A Later Date Or
Dates, If Necessary, to Permit Further Solicitation
and Vote of Proxies in the Event That There are
Insufficient Votes for the Approval of One Or More
Proposals at the Extraordinary General Meeting (the
		"shareholder Adjournment Proposal").	Management	For	Voted - For

DMY TECHNOLOGY GROUP, INC. IV

Security ID: 23344K102		Ticker: DMYQ

Meeting Date: 03-Dec-21		Meeting Type: Special

1.		The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve the Agreement and
Plan of Merger, Dated As of July 7, 2021 (as May be
Amended And/or Restated from Time to Time, the
"merger Agreement"), by and Among Dmy IV; Photon
Merger Sub Inc., A Delaware Corporation and A
Direct Wholly Owned Subsidiary of Dmy IV ("first
Merger Sub"); Photon Merger Sub Two, Llc, A
Delaware Limited Liability Company and A Direct
Wholly Owned Subsidiary of Dmy IV ("second Merger
Sub"); and (due to Space Limits, See Proxy
		Statement for Full Proposal).	Management	For	Voted - For
2A.		The Charter Proposal - A Proposal to Approve and
Adopt the Second Amended and Restated Certificate
of Incorporation of Dmy IV (the "proposed
Charter"), Which Will Replace Dmy IV's Amended and
Restated Certificate of Incorporation, Dated March
4, 2021 (the "current Charter") and Will be in
60

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Effect Upon the Closing of the Business Combination
(the "closing") (we Refer to Such Proposal As
	"charter Proposal A").	Management	For	Voted - For
2B.	The Charter Proposal - A Proposal to (i) Approve
and Adopt an Amendment to the Proposed Charter to
Increase the Number of Authorized Shares of Dmy IV
Class A Common Stock from 380,000,000 Shares to
570,000,000 Shares of New Planet Class A Common
Stock and the Total Number of Authorized Shares
from 401,000,000 Shares to 631,500,000 Shares and
(ii) to Provide That the Number of Authorized
Shares of Any Class of Common Stock Or Preferred
Stock May be Increased Or Decreased (but Not
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
3A.	Advisory Charter Proposal A - Under the Proposed
Charter, New Planet (as Defined in the Proxy
Statement/prospectus) Will be Authorized to Issue
631,500,000 Shares of Capital Stock (or 441,500,000
Shares of Capital Stock in the Event Charter
Proposal B Does Not Pass), Consisting of (i)
570,000,000 Shares of New Planet Class A Common
Stock (or 380,000,000 Shares of New Planet Class A
Common Stock in the Event Charter Proposal B Does
Not Pass), Par Value $0.0001 Per Share, (ii)
30,000,000 Shares (due to Space Limits, See
	Proxy Statement for Full Proposal).	Management	For	Voted - For
3B.	Advisory Charter Proposal B - Under the Proposed
Charter, Holders of Shares of New Planet Class A
Common Stock Will be Entitled to Cast One Vote Per
Share of New Planet Class A Common Stock and
Holders of Shares of New Planet Class B Common
Stock Will be Entitled (prior to the Sunset Date,
As Defined in the Proxy Statement/prospectus) to
Cast 20 Votes Per Share of New Planet Class B
Common Stock on Each Matter Properly Submitted to
New Planet's Stockholders Entitled to Vote, As
Opposed To, Under (due to Space Limits, See
	Proxy Statement for Full Proposal).	Management	For	Voted - For
3C.	Advisory Charter Proposal C - Under the Proposed
Charter, Until the Sunset Date (as Defined in the
Proxy Statement/prospectus), Any Actions Required
to be Taken Or Permitted to be Taken by the
Stockholders of New Planet Class A Common Stock and
New Planet Class B Common Stock May be Taken by
Written Consent Signed by the Stockholders of New
Planet Having Not Less Than the Minimum Number of
Votes That Would be Necessary to Authorize Such
Action at A Meeting, As Opposed To, Under the
Current Charter, the (due to Space Limits, See
	Proxy Statement for Full Proposal).	Management	For	Voted - For
3D.	Advisory Charter Proposal D - in Addition to Any
Vote Required by Applicable Law, Heightened
Standards for Amendments of Certain Provisions in
the Proposed Charter Relating To: (i) Designations,
Powers, Privileges and Rights, and the

61

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Qualifications, Limitations Or Restrictions in
Respect of Each Class of Capital Stock of New
Planet, (ii) Classification and Election of the New
Planet Board, (iii) Actions Taken by the
Stockholders of New Planet, (iv) Exculpation of
Personal (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
3E.	Advisory Charter Proposal E - Under the Proposed
Charter, New Planet Will No Longer be Governed by
Section 203 of the General Corporation Law of the
State of Delaware (the "dgcl") And, Instead, the
Proposed Charter Will Include A Provision That is
Substantially Similar to Section 203 of the Dgcl,
But Excludes Certain Parties' from the Definition
of "interested Stockholder," and Will Make Certain
Related Changes; However, New Planet's Election to
Opt Out of Section 203 of the (due to Space
	Limits, See Proxy Statement for Full Proposal).	Management	For	Voted - For
3F.	Advisory Charter Proposal F - the Proposed Charter
Will Also Include A Provision with Respect to
Corporate Opportunities, That Will Provide That
Each "identified Person" is Not Subject to the
Doctrine of Corporate Opportunity and Does Not Have
Any Fiduciary Duty to Refrain from Engaging
Directly Or Indirectly in the Same Or Similar
Business Activities Or Lines of Business As New
Planet Or Any of Its Subsidiaries, Subject to
	Certain Limited Exceptions.	Management	For	Voted - For
3G.	Advisory Charter Proposal G - the Proposed Charter
Designates New Planet As A Public Benefit
Corporation and Identifies Its Public Benefit As to
Accelerate Humanity Toward A More Sustainable,
Secure and Prosperous World by Illuminating
Environmental and Social Change As Opposed to the
Current Charter, Which Provides That Dmy IV's
Purpose is to Engage in Any Lawful Act Or Activity
for Which Corporations May be Organized Under the
	Dgcl.	Management	For	Voted - For
3H.	Advisory Charter Proposal H - the Directors of New
Planet Will be Classified Into Three Classes, with
Each Class Consisting, As Nearly As May be
Possible, of One Third of the Total Number of
Directors Constituting the Whole Board. Subject to
the Special Rights of the Holders of One Or More
Outstanding Series of Preferred Stock to Elect
Directors, (i) Until the Last Applicable Sunset
Date, A Director May be Removed from Office at Any
	Time, with Or Without Cause and Only by the	(due
to Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
4.	The Stock Issuance Proposal - to Consider and Vote
Upon A Proposal to Approve, Assuming the Business
Combination Proposal and Charter Proposal A are
Approved and Adopted, for the Purposes of Complying
with the Applicable Listing Rules of the Nyse, the
Issuance of (x) Shares of Dmy IV Common Stock

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Pursuant to the Terms of the Merger Agreement and
(y) Shares of Dmy IV Class A Common Stock to
Certain Institutional Investors and Individuals
(the "pipe Investors") in Connection with the
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
5.	The Incentive Plan Proposal - to Consider and Vote
Upon A Proposal to Approve, Assuming the Business
Combination Proposal, Charter Proposal A and the
Stock Issuance Proposal are Approved and Adopted,
the New Planet 2021 Incentive Award Plan (the
"incentive Plan"), A Copy of Which is Attached to
the Proxy Statement/prospectus As Annex D,
Including the Authorization of the Initial Share
Reserve Under the Incentive Plan (we Refer to This
	Proposal As the "incentive Plan Proposal").	Management	For	Voted - For
6.	The Espp Proposal - to Consider and Vote Upon A
Proposal to Approve, Assuming the Business
Combination Proposal, Charter Proposal A, the Stock
Issuance Proposal and the Incentive Plan Proposal
are Approved and Adopted, the New Planet 2021
Employee Stock Purchase Plan (the "espp"), A Copy
of Which is Attached to the Proxy
Statement/prospectus As Annex E, Including the
Authorization of the Initial Share Reserve Under
the Espp (we Refer to This Proposal As the "espp
	Proposal").	Management	For	Voted - For
7.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Approve the Adjournment of the
Special Meeting to A Later Date Or Dates, If
Necessary, to Permit Further Solicitation and Vote
of Proxies If, Based Upon the Tabulated Vote at the
Time of the Special Meeting, Any of the Business
Combination Proposal, Charter Proposal A, the Stock
Issuance Proposal, the Incentive Plan Proposal and
the Espp Proposal Would Not be Duly Approved and
Adopted by our Stockholders Or We Determine That
One (due to Space Limits, See Proxy Statement
	for Full Proposal).	Management	For	Voted - For

DUNE ACQUISITION CORPORATION

Security ID: 265334102	Ticker: DUNE

Meeting Date: 14-Jun-22	Meeting Type: Special

1.	Amend the Company's Amended and Restated
Certificate of Incorporation to Extend the Date by
Which the Company Must Consummate A Business
Combination from June 22, 2022 (the Date Which is
18 Months from the Closing Date of the Company's
Initial Public Offering(the "ipo")) to December 22,
2023 (the Date Which is 36 Months from the Closing
	Date of the Ipo).	Management	For	Voted - For
2.	A Proposal to Approve the Adjournment of the
Special Meeting to A Later Date Or Dates, If
63

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Necessary Or Appropriate, to Permit Further
Solicitation and Vote of Proxies in the Event That
There are Insufficient Votes For, Or Otherwise in
Connection With, the Approval of the Extension
	Amendment Proposal.	Management	For	Voted - For

FIRSTMARK HORIZON ACQUISITION CORP.

Security ID: 33765Y101	Ticker: FMAC

Meeting Date: 16-Mar-22	Meeting Type: Special

1.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve the Agreement and
Plan of Merger,dated As of October 6, 2021 (as
Amended from Time to Time, the "merger Agreement"),
by and Among Firstmark, Sirius Merger Sub Inc., A
Delaware Corporation and A Direct Wholly Owned
Subsidiary of Firstmark ("merger Sub"), Starry,
Inc., A Delaware Corporation ("starry") and Starry
Group Holdings, Inc., A Delaware Corporation and
Wholly Owned Direct Subsidiary of Starry (due to
	Space Limits, See Proxy Material for Full Proposal).	Management	For	Voted - For
2.	The Organizational Documents Proposal - to Approve
and Adopt the Proposed New Certificate of
Incorporation (the "proposed Charter") and Bylaws
(the "proposed Bylaws" And, Together with the
Proposed Charter, the "proposed Organizational
Documents") of New Starry As the Post-spac Merger
Company, Which Would Take Effect Substantially
Concurrently with the Effectiveness of the Spac
	Merger (the "organizational Documents Proposal").	Management	For	Voted - For
3A.	The Advisory Organizational Document Proposal -
Approve and Adopt A Provision of the Proposed
Charter Providing That the Name of New Starry Will
	be "starry Group Holdings,inc."	Management	For	Voted - For
3B.	The Advisory Organizational Document Proposal -
Change the Corporate Purpose to One More
	Appropriate for A Public Operating Company.	Management	For	Voted - For
3C.	The Advisory Organizational Document Proposal - Set
the Number of Authorized Shares of Class A Common
Stock of New Starry, Par Value $0.0001 Per Share
("new Starry Class A Common Stock"), to
800,000,000, the Number of Authorized Shares of
Class X Common Stock, Par Value $0.0001 Per Share
("new Starry Class X Common Stock"), to 50,000,000
and the Number of Authorized Shares of New Starry
	Preferred Stock to 10,000,000.	Management	For	Voted - For
3D.	The Advisory Organizational Document Proposal -
Provide That Holders of New Starry Class A Common
Stock Will be Entitled to One Vote Per Share of New
Starry Class A Common Stock and Holders of New
Starry Class X Common Stock Will (i) Prior to the
Sunset Date (as Defined in the Section Entitled
"selected Definitions"), be Entitled to Cast Twenty
Votes Per Share and (ii) on the Sunset Date, Each
64

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Share of New Starry Class X Common Stock Will
Automatically Convert Into One Share (due to
	Space Limits, See Proxy Material for Full Proposal).	Management	For	Voted - For
3E.	The Advisory Organizational Document Proposal -
Provide That Directors May be Removed with Or
	Without Cause Under Varying Circumstances.	Management	For	Voted - For
3F.	The Advisory Organizational Document Proposal -
Provide That Certain Transactions are Not
"corporate Opportunities" and That the Identified
Persons (as Defined in the Proposed Charter) are
Not Subject to the Doctrine of Corporate
Opportunity and Such Identified Persons Do Not Have
Any Fiduciary Duty to Refrain from Engaging
Directly Or Indirectly in the Same Or Similar
Business Activities Or Lines of Business As New
	Starry Or Any of Its Subsidiaries.	Management	For	Voted - For
3G.	The Advisory Organizational Document Proposal -
Provide That New Starry Will Not be Governed by
Section 203 of the Dgcl And, Instead, Include A
Provision in the Proposed Charter That is
Substantially Similar to Section 203 of the Dgcl,
and Acknowledge That Certain Stockholders Cannot be
"interested Stockholders" (as Defined in Proposed
Charter); Provided That the Restrictions on
Business Combinations Will Apply for Twelve Months
	Following the Date the Proposed Charter is Filed.	Management	For	Voted - For
3H.	The Advisory Organizational Document Proposal -
Provide That Until the Sunset Date, Any Action
Required Or Permitted to be Taken by the
Stockholders of New Starry May be Effected at A
Duly Called Annual Or Special Meeting of
Stockholders Or, Except As Otherwise Required by
Applicable Law Or the Proposed Charter, be Taken
Without A Meeting, by Written Consent and That
Following the Sunset Date, Any Action Required Or
Permitted to be Taken by the Stockholders of New
Starry Must be Effected at (due to Space Limits,
	See Proxy Material for Full Proposal).	Management	For	Voted - For
3I.	The Advisory Organizational Document Proposal -
Increase the Required Voting Thresholds for
Approving Any Amendments to the Proposed Bylaws to
	662/3%.	Management	For	Voted - For
3J.	The Advisory Organizational Document Proposal -
Increase the Required Voting Thresholds for
Approving Certain Amendments to the Proposed
	Charter to 662/3%.	Management	For	Voted - For
3K.	The Advisory Organizational Document Proposal -
Eliminate Various Provisions Applicable Only to
	Blank Check Companies.	Management	For	Voted - For
4.	The Exchange Proposal - to Consider and Vote Upon A
Proposal to Approve, for the Purposes of Complying
with the Applicable Listing Rules of the New York
Stock Exchange, the Issuance of (i) Shares of New
Starry Class A Common Stock and New Starry Class X
Common Stock Pursuant to the Terms of the Merger
Agreement, (ii) Shares of New Starry Class A Common

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Stock to the Pipe Investors (as Defined in the
Proxy Statement/prospectus) Pursuant to the Pipe
Subscription Agreements (as Defined (due to
	Space Limits, See Proxy Material for Full Proposal).	Management	For	Voted - For
5.	The Equity Incentive Plan Proposal - to Approve on
A Non-binding Advisory Basis the Equity Incentive
Plan, A Copy of Which is Attached to the Proxy
Statement/prospectus As Annex J (the "equity
	Incentive Plan Proposal").	Management	For	Voted - For
6.	The Espp Proposal - to Approve on A Non- Binding
Advisory Basis the Espp, A Copy of Which is
Attached to the Proxy Statement/prospectus As Annex
	K (the "espp Proposal").	Management	For	Voted - For
7.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Approve the Adjournment of the
Special Meeting to A Later Date Or Dates, If
Necessary, to Permit Further Solicitation and Vote
of Proxies If, Based Upon the Tabulated Vote at the
Time of the Special Meeting, Any of the Condition
Precedent Proposals Would Not be Duly Approved and
Adopted by our Stockholders Or We Determine That
One Or More of the Closing Conditions Under the
Merger Agreement is Not Satisfied Or Waived (the
	"adjournment Proposal").	Management	For	Voted - For

FORESIGHT ACQUISITION CORP.

Security ID: 34552Y106	Ticker: FORE

Meeting Date: 03-Dec-21	Meeting Type: Special

1.	The Business Combinations Proposal - to Approve and
Adopt the Agreement and Plan of Merger, Dated As of
May 25, 2021 (as It May be Amended Or Restated from
Time to Time, the "merger Agreement), by and Among
Foresight, P3 Health Group Holdings, Llc ("p3") and
Fac Merger Sub Llc ("p3 Llc") and the Transaction
and Combination Agreement, Dated As of May 25, 2021
(as It May be Amended Or Restated from Time to
Time, the "transaction and Combination Agreement")
Among Foresight and the Blocker (due to Space
	Limits, See Proxy Statement for Full Proposal).	Management	For	Voted - For
2.	The Charter Amendment Proposal - to Approve and
Adopt the Proposed Second Amended and Restated
Certificate of Incorporation of Foresight Attached
As Annex C to the Proxy Statement (the "proposed
	Charter").	Management	For	Voted - For
3.	The Bylaw Amendment Proposal - to Approve
Amendments to Foresight's Bylaws, in the Form of
the Amended and Restated Bylaws Attached As Annex D
	to the Proxy Statement (the "proposed Bylaws").	Management	For	Voted - For
4A.	Advisory Governance Proposal 4a - to Increase the
Number of Authorized Shares of Class A Common Stock
from 200,000,000 to 800,000,000 and Increase the
Number of Authorized Shares of Preferred Stock from
	1,000,000 to 10,000,000.	Management	For	Voted - For
66

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

4B.	Advisory Governance Proposal 4b - to Create A New
Class of Capital Stock, Class V Common Stock, Which
Will Carry Certain Voting Rights But No Economic
Rights, and Set the Number of Authorized Shares of
	Class V Common Stock to 205,000,000.	Management	For	Voted - For
4C.	Advisory Governance Proposal 4c - to Provide That
the Post- Combination Company Renounces All
Interest and Expectancy That the Post-combination
Company Would be Entitled to Have In, and All
Rights to be Offered an Opportunity to Participate
In, Any Business Opportunity That from Time to Time
May be Presented to Foresight Sponsor Group, Llc
and Chicago Pacific Founders Or Their Affiliates
(other Than the Post-combination Company and Its
Subsidiaries), and Any of Their Respective
Principals, (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
4D.	Advisory Governance Proposal 4d - to Provide for
Certain Additional Changes, Including, Among Other
Things, (i) Changing the Corporate Name from
"foresight Acquisition Corp." to "p3 Health
Partners Inc.", (ii) Making the Post-combination
Company's Corporate Existence Perpetual, and (iii)
Removing Certain Provisions Related to Foresight's
Status As A Blank Check Company That Will No Longer
be Applicable Upon Consummation of the Business
Combinations, All of Which (due to Space Limits,
	See Proxy Statement for Full Proposal).	Management	For	Voted - For
4E.	Advisory Governance Proposal 4e - to Modify the
Forum Selection Provision to Designate the U.S.
Federal District Courts As the Exclusive Forum for
Claims Arising Under the Securities Act and Provide
That the Forum Selection Provision Will Not Apply
to Claims Seeking to Enforce Any Liability Or Duty
	Created by the Exchange Act.	Management	For	Voted - For
4F.	Advisory Governance Proposal 4f - to Update the
Advance Notice Requirements for Stockholder
Proposals and Nominations to Require Enhanced
Disclosure About Both the Proposing Stockholder and
the Nominee, Including Director Questionnaires,
Disclosures of Voting Commitments and Compensation
Arrangements, Representations That Any Nominee Will
Comply with All Post- Combination Company Board
Policies and Enhanced Disclosure of Derivative and
	Synthetic Ownership Interests.	Management	For	Voted - For
4G.	Advisory Governance Proposal 4g - to Provide That
Special Meetings of Stockholders May be Called by
the Chairman of the Post- Combination Company Board
	Or A Majority of the Whole Board.	Management	For	Voted - For
4H.	Advisory Governance Proposal 4h - to Change the
Required Vote for Stockholder Approval in Order to
Alter, Amend Or Repeal the Bylaws from the
Affirmative Vote of A Majority of the Voting Power
of All Outstanding Shares of Capital Stock of the
Post- Combination Company Entitled to Vote
Generally in the Election of Directors, Voting

67

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Together As A Single Class, to at Least Sixty-six
and Two- Thirds Percent (66 2/3%) of the Voting
Power of All of the Outstanding Voting Stock of the
	Post- Combination Company Entitled to Vote.	Management	For	Voted - For
5.	Nasdaq Proposal - to Approve, in Connection with
the Business Combinations, for Purposes of
Complying with Applicable Listing Rules of the
Nasdaq Capital Market: the Issuance of (i) Shares
of Class A Common Stock to the Blocker Sellers in
the Transactions Contemplated by the Transaction
and Combination Agreement and (ii) Shares of Class
V Common Stock to the P3 Equityholders Who
Subscribe for Shares of Class V Common Stock in the
P3 Equityholders Subscription, with the Number of
Such (due to Space Limits, See Proxy Statement
	for Full Proposal).	Management	For	Voted - For
6.	2021 Plan Proposal - to Approve the P3 Health
	Partners Inc. 2021 Incentive Award Plan.	Management	For	Voted - For
7.	Stockholder Adjournment Proposal - to Approve the
Adjournment of the Special Meeting of Stockholders
to A Later Date Or Dates, If Necessary Or
Appropriate, to Permit Further Solicitation and
Vote of Proxies in the Event That There are
Insufficient Votes For, Or Otherwise in Connection
With, the Approval of Any of the Stockholder
	Proposals.	Management	For	Voted - For

FUSION ACQUISITION CORP.

Security ID: 36118H105	Ticker: FUSE

Meeting Date: 21-Sep-21	Meeting Type: Special

1.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve the Agreement and
Plan of Merger, Dated As of February 11, 2021 (as
May be Amended And/or Restated from Time to Time,
the "merger Agreement"), by and Among Fusion
Acquisition Corp. ("fusion"), Ml Merger Sub Inc., A
Delaware Corporation and A Wholly- Owned Subsidiary
of Fusion ("merger Sub"), and Moneylion Inc., A
Delaware Corporation ("moneylion"); and the
Transactions Contemplated Thereby, Pursuant to
Which (due to Space Limits, See Proxy Statement
	for Full Proposal).	Management	For	Voted - For
2A.	The Charter Proposal - A Proposal to Approve and
Adopt, Assuming the Business Combination Proposal
is Approved and Adopted, the A&r Charter, Which, If
Approved, Would Take Effect Upon the Closing (we
	Refer to This Proposal As "charter Proposal A").	Management	For	Voted - For
2B.	The Charter Proposal - A Proposal to Approve and
Adopt, Assuming the Business Combination Proposal
and Charter Proposal A are Approved and Adopted, an
Amendment to the A&r Charter to Increase the Number
of Authorized Shares of Class A Common Stock, Par
Value $0.0001 Per Share, of New Moneylion (the "new
68

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Moneylion Class A Common Stock") from 380,000,000
to 2,000,000,000 and the Total Number of Authorized
Shares from 401,000,000 to 2,200,000,000, Which, If
Approved, Would Take (due to Space Limits, See
	Proxy Statement for Full Proposal).	Management	For	Voted - For
3A.	Advisory Charter Proposal 3a - to Provide That New
Moneylion Will Have Authorized Capital Stock of
2,200,000,000 Shares, Consisting of 2,000,000,000
Shares of Class A Common Stock, Par Value $0.0001
Per Share (the "new Moneylion Class A Common
Stock") and 200,000,000 Shares of Preferred Stock,
Par Value $0.0001 Per Share, As Opposed to Fusion
Having Authorized Capital Stock of 401,000,000
Shares, Consisting of 380,000,000 Shares of Fusion
	Class A Common Stock, 20,000,000 Shares of	(due
to Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
3B.	Advisory Charter Proposal 3b - to Provide That
Directors of New Moneylion May be Removed from
Office Only for Cause and Only with the Affirmative
Vote of the Holders of at Least 66 2/3% of the
Voting Power of the Outstanding Shares of Stock of
	New Moneylion.	Management	For	Voted - For
3C.	Advisory Charter Proposal 3c - to Change the
Stockholder Vote Required to Amend Certain
	Provisions of the Proposed Charter.	Management	For	Voted - For
3D.	Advisory Charter Proposal 3d - to Change the
Stockholder Vote Required to Amend the Amended and
Restated Bylaws of New Moneylion (the "proposed
	Bylaws").	Management	For	Voted - For
3E.	Advisory Charter Proposal 3e - to Prohibit
Stockholders from Acting by Written Consent by
Specifying That Any Action Required Or Permitted to
be Taken by Stockholders Must be Effected by A Duly
Called Annual Or Special Meeting and May Not be
	Effected by Written Consent.	Management	For	Voted - For
3F.	Advisory Charter Proposal 3f - to Provide for
Certain Additional Changes, Including, Among Other
Things, (i) Changing the Post- Business Combination
Company's Corporate Name from "fusion Acquisition
Corp." to "moneylion Inc." and Making the Company's
Corporate Existence Perpetual and (ii) Removing
Certain Provisions Related to our Status As A Blank
Check Company That Will No Longer Apply Upon
Consummation of the Business Combination, All of
Which our Board of Directors Believes are (due
to Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
4.	The Stock Issuance Proposal - to Consider and Vote
Upon A Proposal to Approve, Assuming the Business
Combination Proposal and the Charter Proposals are
Approved and Adopted, for the Purposes of Complying
with the Applicable Listing Rules of the Nyse, the
Issuance of (x) Shares of Fusion Class A Common
Stock Pursuant to the Terms of the Merger Agreement
and (y) Shares of Fusion Class A Common Stock to
69

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Certain Institutional Investors (the "pipe
Investors") in Connection with the Private
	Placement.	Management	For	Voted - For
5.		The Incentive Plan Proposal - to Consider and Vote
Upon A Proposal to Approve, Assuming the Business
Combination Proposal, the Charter Proposals and the
Stock Issuance Proposal are Approved and Adopted,
the Moneylion Inc. Incentive Plan (the "incentive
Plan"), Including the Authorization of the Initial
	Share Reserve Under the Incentive Plan.	Management	For	Voted - For
6.		The Espp Proposal - to Consider and Vote Upon A
Proposal to Approve, Assuming the Business
Combination Proposal, the Charter Proposals, the
Stock Issuance Proposal and the Incentive Plan
Proposal are Approved and Adopted, the Moneylion
Inc. Employee Stock Purchase Plan (the "espp"),
Including the Authorization of the Initial Share
	Reserve Under the Espp.	Management	For	Voted - For
7.		The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Approve the Adjournment of the
Special Meeting to A Later Date Or Dates, If
Necessary, to Permit Further Solicitation and Vote
of Proxies If, Based Upon the Tabulated Vote at the
Time of the Special Meeting, Any of the Business
Combination Proposal, the Charter Proposals, the
Stock Issuance Proposal, the Incentive Plan
Proposal and the Espp Proposal (together the
"condition Precedent Proposals") Would Not be Duly
Approved and (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For

GALILEO ACQUISITION CORP.

Security ID: G3770A102 Ticker: GLEO

Meeting Date: 28-Sep-21	Meeting Type: Special

1.		The Domestication Proposal - to Consider and Vote
Upon A Proposal by Special Resolution to (a) Change
the Domicile of Galileo Pursuant to A Transfer by
Way of Continuation of an Exempted Company Out of
the Cayman Islands and A Domestication Into the
State of Delaware As A Corporation (the
"domestication"). the Domestication Will be
Effected Immediately Prior to the Consummation of
the Business Combination (as Defined Below) by
	Galileo Filing A Certificate of Corporate	(due
to Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
2.		The Business Combination Proposal - to Consider and
Vote Upon A Proposal by Ordinary Resolution to
Approve the Agreement and Plan of Merger and
Reorganization, Dated As of April 28, 2021 (as
Amended Or Supplemented from Time to Time, the
"merger Agreement"), by and Among Galileo
Acquisition Corp. ("galileo"), Galileo Acquisition
70

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Holdings Inc., A Delaware Corporation and A
Wholly-owned Subsidiary of Galileo ("merger Sub"),
Galileo Founders Holdings, L.p., A Delaware Limited
Partnership (the (due to Space Limits, See
	Proxy Statement for Full Proposal).	Management	For	Voted - For
3.	The Charter Proposal - to Consider and Vote on A
Proposal by Special Resolution to Approve, in
Connection with the Business Combination, the
Replacement of Galileo's Amended and Restated
Memorandum and Articles of Association (the
"current Charter") with the Proposed New
Certificate of Incorporation (the "proposed
Charter") of Galileo, in the Form Appended to the
Joint Proxy Statement/consent Solicitation
Statement/prospectus As Annex A, to be Effective
Upon the Domestication. "resolved, (due to Space
	Limits, See Proxy Statement for Full Proposal).	Management	For	Voted - For
4.	Advisory Organizational Document Proposal 4 - to
Approve and Adopt Provisions in the Proposed
Charter, Which Will Amend and Replace the Current
Charter If the Charter Proposal is Approved,
Requiring the Affirmative Vote of the Holders of at
Least 66 2/3% of the Voting Power of All the Then
Outstanding Shares of Stock of the Company Entitled
	to Vote to Remove A Director for Cause.	Management	For	Voted - For
5.	Advisory Organizational Document Proposal 5 - to
Approve and Adopt Provisions in the Proposed
Charter, Which Will Amend and Replace the Current
Charter If the Charter Proposal is Approved,
Providing That (i) Special Meetings of Stockholders
for Any Purpose Or Purposes May be Called at Any
Time by the Majority of the Combined Company Board,
the Chairman of the Combined Company Board Or the
Chief Executive Officer of the Combined Company,
and May Not be Called by Another Other Person Or
Persons and (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
6.	Advisory Organizational Document Proposal 6 - to
Approve and Adopt Provisions in the Proposed
Charter, Which Will Amend and Replace the Current
Charter If the Charter Proposal is Approved,
Providing Adopting Delaware As the Exclusive Forum
	for Certain Shareholder Litigation.	Management	For	Voted - For
7.	Advisory Organizational Document Proposal 7 - to
Approve and Adopt Provisions in the Proposed
Charter, Which Will Amend and Replace the Current
Charter If the Charter Proposal is Approved,
Changing the Post- Business Combination Company's
Corporate Name from "galileo Acquisition Corp." to
	"shapeways Holdings, Inc.".	Management	For	Voted - For
8.	Advisory Organizational Document Proposal 8 - to
Approve and Adopt Provisions in the Proposed
Charter, Which Will Amend and Replace the Current
Charter If the Charter Proposal is Approved, to
Remove Certain Provisions Related to Galileo's

71

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Status As A Blank Check Company That Will No Longer
	Apply Upon Consummation of the Business Combination.	Management	For	Voted - For
9.	Advisory Organizational Document Proposal 9 - to
Approve and Adopt Provisions in the Proposed
Charter, Which Will Amend and Replace the Current
Charter If the Charter Proposal is Approved,
Increasing the Total Number of Authorized Shares of
All Classes of Stock to 130,000,000 Shares, Each
with A Par Value of $.0001 Per Share, Consisting of
(i) 120,000,000 Shares of Common Stock, and (ii)
	10,000,000 Shares of Preferred Stock."	Management	For	Voted - For
10.	The Share Escrow Amendment Proposal - to Consider
and Vote on A Proposal by Ordinary Resolution to
Approve an Amendment, in the Form Appended to the
Joint Proxy Statement/consent Solicitation
Statement/prospectus As Annex D, to the Share
Escrow Agreement Entered Into at the Time of
Galileo's Initial Public Offering, Effected by the
Filing with the Securities and Exchange Commission
of the Prospectus Contained in the Registration
Statement on Form S-1 (file No. 333-234049), the
Sponsor and the (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
11.	The Nyse Proposal - to Consider and Vote on A
Proposal by Ordinary Resolution to Approve, for
Purposes of Complying with the Applicable
Provisions of Nyse Listing Rule 312.03, the
Issuance of (a) Shares of Common Stock of the
Combined Company to the Pipe Investors, Pursuant to
the Pipe Investment (each As Defined in the Joint
Proxy Statement/consent Solicitation
Statement/prospectus), and (b) Shares of Galileo
Stock to the Shapeways Stockholders Pursuant to the
Merger Agreement. (due to Space Limits, See
	Proxy Statement for Full Proposal).	Management	For	Voted - For
12.	The Incentive Plan Proposal - to Consider and Vote
on A Proposal by Ordinary Resolution to Approve the
Shapeways Holdings, Inc. 2021 Equity Incentive
Plan, in the Form Appended to the Joint Proxy
Statement/consent Solicitation Statement/prospectus
As Annex E. "resolved, As an Ordinary Resolution,
That the Shapeways Holdings, Inc. 2021 Equity
Incentive Plan, the Form of Which is Appended to
the Joint Proxy Statement/consent Solicitation
Statement/prospectus in Respect of the Meeting As
	Annex E, be Approved and Adopted in All Respects."	Management	For	Voted - For
13.	The Employment Stock Purchase Plan Proposal - to
Consider and Vote on A Proposal by Ordinary
Resolution to Approve the Shapeways Holdings, Inc.
2021 Employee Stock Purchase Plan, in the Form
Appended to the Joint Proxy Statement/consent
Solicitation Statement/prospectus As Annex F.
"resolved, As an Ordinary Resolution, That the
Shapeways Holdings, Inc. 2021 Employee Stock
Purchase Plan, the Form of Which is Appended to the
Joint Proxy Statement/consent Solicitation

72

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Statement/ (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
14.1	Director: Josh Wolfe	Management	For	Voted - For
14.2	Director: Greg Kress	Management	For	Voted - For
14.3	Director: Robert Jan Galema	Management	For	Voted - For
14.4	Director: Patrick S. Jones	Management	For	Voted - For
14.5	Director: Alberto Recchi	Management	For	Voted - For
14.6	Director: Ryan Kearny	Management	For	Voted - For
15.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal by Ordinary to Adjourn the Meeting
to A Later Date Or Dates, If Necessary, to Permit
Further Solicitation and Vote of Proxies If It is
Determined by the Galileo Board That More Time is
Necessary Or Appropriate to Approve One Or More
Proposals at the Meeting. "resolved, As an Ordinary
Resolution, That the Adjournment of the Meeting to
A Later Date Or Dates, If Necessary, be Determined
by the Chairman of the Meeting to (due to Space
	Limits, See Proxy Statement for Full Proposal).	Management	For	Voted - For

GIGCAPITAL4, INC.

Security ID: 37518G101	Ticker: GIG

Meeting Date: 03-Dec-21	Meeting Type: Special

1.	To Approve and Adopt the Agreement and Plan of
Merger Dated June 4, 2021, As Amended on August 6,
2021, and As It May be Further Amended from Time to
Time, the ("merger Agreement") by and Among the
Company, Gigcapital4 Merger Sub Corporation, A
Delaware Corporation ("merger Sub"), Bigbear.ai
Holdings, Llc, A Delaware Limited Liability Company
("bigbear"), and Bbai Ultimate Holdings, Llc, A
Delaware Limited Liability Company, A Copy of Which
is Attached to the Proxy Statement As Annex A, and
	Approve the Transactions Contemplated Thereby.	Management	For	Voted - For
2.	To Approve, for Purposes of Complying with
Applicable Nasdaq Listing Rules, the Issuance of
More Than 20% of the Company's Outstanding
Gigcapital4 Common Stock in Connection with the
Business Combination and the Convertible Note
Subscription Agreements, Including Up to
123,710,000 Shares of Gigcapital4 Common Stock to
Ultimate As the Sole Equity Holder of Bigbear, and
17,391,304 Shares of Gigcapital4 Common Stock Upon
	Conversion of the Convertible Notes.	Management	For	Voted - For
3.	To Consider and Vote Upon A Proposal to Amend the
Company's Current Amended and Restated Certificate
of Incorporation (the "charter") to Provide for the
Classification of our Board of Directors (our
"board") Into Three Classes of Directors with
Staggered Terms of Office and to Make Certain
	Related Changes.	Management	For	Voted - For

73

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

4.	To Consider and Vote Upon A Proposal to Amend the
Company's Charter to Provide for Certain Additional
Changes, Including But Not Limited to Changing the
Company's Name from "gigcapital4, Inc." to
"bigbear.ai Holdings, Inc." and Eliminating Certain
Provisions Specific to our Status As A Blank Check
	Company.	Management	For	Voted - For
5A.	To Approve the Bigbear.ai Holdings, Inc. 2021
Long-term Incentive Plan (the "2021 Plan"),
Including the Authorization of the Initial Share
	Reserve Under the 2021 Plan.	Management	For	Voted - For
5B.	To Approve the Bigbear.ai Holdings, Inc. 2021
Employee Stock Purchase Plan (the "2021 Espp"),
Including the Authorization of the Initial Share
	Reserve Under the 2021 Espp.	Management	For	Voted - For
6.	To Elect, Effective at Closing, Eleven Directors to
Serve Staggered Terms on our Board of Directors
Until the 2022, 2023 and 2024 Annual Meetings of
Stockholders, Respectively, and Until Their
Respective Successors are Duly Elected and
	Qualified.	Management	For	Voted - For
7.	To Approve, If Necessary the Adjournment of the
Special Meeting to A Later Date Or Dates to Permit
Further Solicitation and Votes of Proxies in the
Event There are Insufficient Votes For, Or
Otherwise in Connection With, the Approval of the
Business Combination Proposal, the Nasdaq Stock
Issuance Proposal, the Charter Amendment Proposals,
the Equity Plans Proposals Or the Election of
Directors Proposal. This Proposal Will Only be
Presented at the Special Meeting If There are Not
	Sufficient Votes to Approve the Proposals.	Management	For	Voted - For

GLOBAL SPAC PARTNERS CO.

Security ID: G3934K103 Ticker: GLSPT

Meeting Date: 11-Apr-22	Meeting Type: Special

1)	The Extension Amendment Proposal - to Amend, by Way
of Special Resolution, the Amended and Restated
Memorandum and Articles of Association of Global
Spac Partners Co. ("global") to Extend the Date by
Which Global Has to Consummate A Business
Combination from April 13, 2022 to July 13, 2022
(or Such Earlier Date As Determined by Global's
	Board of Directors).	Management	For	Voted - For
2)	The Adjournment Proposal - to Instruct the Chairman
of the Extraordinary General Meeting to Adjourn the
Extraordinary General Meeting of Global
Shareholders to A Later Date Or Dates, If
Necessary, to Permit Further Solicitation and Vote
of Proxies If, Based Upon the Tabulated Vote at the
Time of the Special Meeting, There are Not
Sufficient Votes to Approve the Extension Amendment
	Proposal.	Management	For	Voted - For

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

GLOBIS ACQUISITION CORP.

Security ID: 379582109	Ticker: GLAQ

Meeting Date: 07-Jun-22	Meeting Type: Special

1.	To Consider and Vote Upon, on A Non-binding
Advisory Basis, A Proposal to Change the Corporate
Structure and Jurisdiction of Incorporation of
Globis Nevada by Way of Continuation, an Alteration
of Its Authorized and Issued Share Capital and Re-
Registration from A Nevada Corporation to A Public
Company Limited by Shares Incorporated Under the
Laws of Gibraltar to be Known As "forafric Global
	PLC" ("new Forafric").	Management	For	Voted - For
2.	To Consider and Vote Upon A Proposal to Approve and
Adopt (a) the Merger of Globis with and Into Merger
Sub, with Merger Sub Surviving (the "merger"), and
(b) the Appointment of an Agent to Act on Behalf of
Globis Stockholders Such That, Subject to and
Immediately Following the Completion of the Merger,
the Agent Will Exchange the Issued and Outstanding
Shares of Common Stock of Merger Sub Issued
Pursuant to the Merger, on A One-for-one Basis, for
	Ordinary Shares of New Forafric.	Management	For	Voted - For
3.	To Consider and Vote Upon A Proposal to Approve the
Business Combination Agreement, Entered Into As of
December 19, 2021 (as Amended Or Supplemented from
Time to Time, the "business Combination
Agreement"), by and Among Globis, Lighthouse
Capital Limited ("seller"), Forafric Agro Holdings
Limited ("fahl") and Globis Nevada, and the
Transactions Contemplated by the Business
	Combination Agreement.	Management	For	Voted - For
4.	To Consider and Vote Upon the Approval of the
	Equity Incentive Plan.	Management	For	Voted - For
5.1	Director: Saad Bendidi	Management	For	Voted - For
5.2	Director: Julien Benitah	Management	For	Voted - For
5.3	Director: Franco Cassar	Management	For	Voted - For
5.4	Director: James Lasry	Management	For	Voted - For
5.5	Director: Paul Packer	Management	For	Voted - For
5.6	Director: Ira Greenstein	Management	For	Voted - For
5.7	Director: Rachel Bitan	Management	For	Voted - For
6.	To Consider and Vote Upon the Terms of the Proposed
Organizational Documents of New Forafric, Including
Authorization of the Change in Authorized Share
Capital As Indicated Therein and the Change of Name
of Globis to "forafric Global PLC" Assuming the
Business Combination Proposal and the Merger and
	Exchange Proposal are Approved and Adopted.	Management	For	Voted - For
7a.	To Acknowledge and Agree to the Change in the
Authorized Capital Stock of Globis from (i)
100,000,000 Common Stock, and 1,000,000 Preferred
Stock, Par Value $0.0001 Per Share, to (ii)

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

100,000,000 Ordinary Shares and 1,000,000 Preferred
	Shares of New Forafric.	Management	For	Voted - For
7b.	To Acknowledge and Agree to All Other Changes in
Connection with the Replacement of Terms of the
Existing Organizational Documents with Being
Subject to the Terms of the Memorandum and Articles
of Association to be Adopted Following the
Redomiciliation and As A Consequence of the
Re-registration As A Gibraltar Public Company
	Limited by Shares.	Management	For	Voted - For
8.	To Consider and Vote Upon, for the Purposes of
Complying with the Applicable Provisions of Nasdaq
Listing Rule 5635(a), the Issuance of Ordinary
Shares and Securities Convertible Into Or
Exchangeable for Ordinary Shares in Connection with
the Business Combination, and the Ordinary Shares
Issued in Connection with the Pipe Investment, the
Conversion of the Fahl Bonds and the Conversion of
	the Fahl Related Party Loans.	Management	For	Voted - For
9.	To Consider and Vote Upon A Proposal to Adjourn the
Stockholders Meeting to A Later Date Or Dates, If
Necessary, to Permit Further Solicitation and Vote
of Proxies If, Based on the Tabulated Vote, There
are Not Sufficient Votes at the Time of the
Stockholders Meeting to Authorize Globis to
	Consummate the Business Combination.	Management	For	Voted - For

GOOD WORKS ACQUISITION CORP.

Security ID: 38216X107	Ticker: GWAC

Meeting Date: 25-Aug-21	Meeting Type: Special

1.	The Business Combination Proposal - Resolved, That
Good Works's Entry Into the Agreement and Plan of
Merger, Dated As of March 4, 2021 (as May be
Amended, Supplemented Or Otherwise Modified from
Time to Time, the "merger Agreement"), by and Among
Currency Merger Sub, Inc., A Delaware Corporation
and A Wholly- Owned Direct Subsidiary of Gwac
("merger Sub"), and Cipher Mining Technologies
Inc., A Delaware Corporation ("cipher"), A Copy of
	Which is Attached to the Accompanying Proxy	(due
to Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
2A.	Advisory Charter Amendment Proposal A - Under the
Proposed Certificate of Incorporation, New Cipher
Will be Authorized to Issue 510,000,000 Shares of
Gwac Capital Stock, Consisting of (i) 500,000,000
Shares of Common Stock, Par Value $0.001 Per Share
and (ii) 10,000,000 Shares of Undesignated
Preferred Stock, Par Value $0.001 Per Share, As
Opposed to the Current Certificate of
Incorporation, Which Authorizes Gwac to Issue
101,000,000 Shares of Capital Stock, Consisting of

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

(a) (due to Space Limits, See Proxy Statement
	for Full Proposal).	Management	For	Voted - For
2B.	Advisory Charter Amendment Proposal B - Under the
Proposed Certificate of Incorporation, in Addition
to Any Vote Required by Delaware Law, Part B of
Article IV, Article V, Article Vi, Article Vii,
Article Viii and Article Ix of the Proposed
Certificate of Incorporation May be Amended Only by
the Affirmative Vote of the Holders of at Least
Two-thirds of the Total Voting Power of the Then
Outstanding Shares of Stock of New Cipher Entitled
	to Vote Thereon, Voting Together As A Single Class.	Management	For	Voted - For
2C.	Advisory Charter Amendment Proposal C - Under the
Proposed Certificate of Incorporation, Directors
Can be Removed Only for Cause and Only by the
Affirmative Vote of the Holders of at Least A
Two-thirds of the Outstanding Shares Entitled to
	Vote at an Election of Directors.	Management	For	Voted - For
2D.	Advisory Charter Amendment Proposal D - Under the
Proposed Certificate of Incorporation, the New
Cipher Board is Expressly Authorized to Adopt,
Alter, Amend Or Repeal the Bylaws in Accordance
with Delaware Law; Provided That, in Addition to
Any Vote Required by Delaware Law, the Adoption,
Amendment Or Repeal of the Bylaws by New Cipher
Stockholders Will Require the Affirmative Vote of
the Holders of at Least Two- Thirds of the Voting
Power of All of the Then Outstanding Shares of
Voting (due to Space Limits, See Proxy Statement
	for Full Proposal).	Management	For	Voted - For
2E.	Advisory Charter Amendment Proposal E - to Provide
for Certain Additional Changes, Including, Among
Other Things, (i) Changing the Corporate Name from
"good Works Acquisition Corp." to "cipher Mining
Inc.", and (ii) Removing Certain Provisions Related
to Gwac's Status As A Blank Check Company That Will
No Longer be Applicable Upon Consummation of the
Business Combination, All of Which the Gwac Board
Believes is Necessary to Adequately Address the
	Needs of Gwac After the Business Combination.	Management	For	Voted - For
3.	The Incentive Plan Proposal - Resolved, That the
Incentive Award Plan, A Copy of Which is Attached
to the Proxy Statement/prospectus As Annex L, be
	Approved, Ratified and Confirmed in All Respects.	Management	For	Voted - For
4A.	Election of Class I Director Until 2022 Annual
	Meeting: Caitlin Long	Management	For	Voted - For
4B.	Election of Class I Director Until 2022 Annual
	Meeting: Robert Dykes	Management	For	Voted - For
4C.	Election of Class II Director Until 2023 Annual
	Meeting: Holly Morrow Evans	Management	For	Voted - For
4D.	Election of Class II Director Until 2023 Annual
	Meeting: James Newsome	Management	For	Voted - For
4E.	Election of Class II Director Until 2023 Annual
	Meeting: Wesley Williams	Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

4F.	Election of Class III Director Until 2024 Annual
	Meeting: Tyler Page	Management	For	Voted - For
4G.	Election of Class III Director Until 2024 Annual
	Meeting: Cary Grossman	Management	For	Voted - For
5.	The Nasdaq Proposal - Resolved, That, for Purpose
of Complying with Nasdaq Listing Rule 5635, the
Issuance of Gwac Common Stock in Connection with
the Business Combination, the Pipe Financing and
the Bitfury Private Placement be Approved, Ratified
	and Confirmed in All Respects.	Management	For	Voted - For
6.	The Adjournment Proposal - Resolved, That, the
Adjournment of the Special Meeting to A Later Date
Or Dates, If Necessary, to Permit Further
Solicitation and Vote of Proxies in the Event That
There are Insufficient Votes For, Or Otherwise in
Connection With, the Approval of the Business
Combination Proposal, the Charter Proposal, the
Incentive Plan Proposal, the Director Election
Proposal, and the Nasdaq Proposal, Or If We
Determine That One Or More of the Closing
Conditions to Merger (due to Space Limits, See
	Proxy Statement for Full Proposal).	Management	For	Voted - For

GORES METROPOULOS II, INC.

Security ID: 382873107	Ticker: GMII

Meeting Date: 14-Jan-22	Meeting Type: Special

1.1	Election of Director: Randall Bort	Management	For	Voted - For
1.2	Election of Director: Michael Cramer	Management	For	Voted - For
1.3	Election of Director: Joseph Gatto	Management	For	Voted - For
1.4	Election of Director: Dean Metropoulos	Management	For	Voted - For
2.	Business Combination Proposal.	Management	For	Voted - For
3.	Nasdaq Proposal.	Management	For	Voted - For
4.	Charter Proposal.	Management	For	Voted - For
5A.	Goverance Proposal: Change in Authorized Shares.	Management	For	Voted - For
5B.	Goverance Proposal: Classified Board.	Management	For	Voted - For
5C.	Goverance Proposal: Application of the Doctrine of
	Corporate Opportunity.	Management	For	Voted - For
5D.	Goverance Proposal: Required Stockholder Vote to
Amend the Certificate of Incorporation of the
	Company.	Management	For	Voted - For
6.	Management Equity Incentive Plan Proposal.	Management	For	Voted - For
7.	Incentive Plan Proposal.	Management	For	Voted - For
8.	Espp Proposal.	Management	For	Voted - For
9.	Adjournment Proposal.	Management	For	Voted - For

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

HAYMAKER ACQUISITION CORP. III

Security ID: 42087R108	Ticker: HYAC

Meeting Date: 24-May-22	Meeting Type: Special

1.	Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve and Adopt the
Business Combination Agreement, Dated As of
December 13, 2021 (a Copy of Which is Attached to
the Accompanying Proxy Statement As Annex A) (as
Amended, the "business Combination Agreement"), by
and Among Haymaker Acquisition Corp. III (the
"company"), Haymaker Sponsor III Llc, Biote
Holdings, Llc ("biote"), Biote Management, Llc, Dr.
Gary Donovitz, in His Individual Capacity, and
Teresa S. (due to Space Limits, See Proxy
	Material for Full Proposal).	Management	For	Voted - For
2.	Nasdaq Proposal - to Consider and Vote Upon A
Proposal to Approve, for Purposes of Complying with
Applicable Nasdaq Listing Rules, the Issuance of
More Than 20% of the Company's Issued and
Outstanding Common Stock (i) Pursuant to the Terms
of the Business Combination Agreement and (ii) Upon
the Redemption of the Retained Biote Units Pursuant
to the Terms of Biote's Second Amended and Restated
Operating Agreement (the "biote A&r Oa), in Each
Case, That May Result in A Member Owning More Than
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
3.	Charter Proposal - to Consider and Vote Upon A
Proposal to Approve the Company's Proposed Second
Amended and Restated Certificate of Incorporation,
Substantially in the Form Attached to the
Accompanying Proxy Statement As Annex C, in
	Connection with the Business Combination.	Management	For	Voted - For
4.	Net Tangible Assets Proposal - to Consider and Vote
Upon A Proposal to Approve Certain Provisions
Contained in the Company's Second Amended and
Restated Certificate of Incorporation, Which Will
Remove Requirements Contained in the Company's
Amended and Restated Certificate of Incorporation
That Limit the Company's Ability to Redeem Shares
of Class A Common Stock and Consummate an Initial
Business Combination If the Amount of Such
Redemptions Would Cause the Company to Have Less
	Than $5,000,001 in Net Tangible Assets	Management	For	Voted - For
5a.	Advisory Charter Proposal A - to Elect Not to be
	Governed by Section 203 of the Dgcl.	Management	For	Voted - For
5b.	Advisory Charter Proposal B - to Change the Name of
the New Public Entity to "biote Corp." from
	"haymaker Acquisition Corp. III".	Management	For	Voted - For
5c.	Advisory Charter Proposal C - To, Upon Completion
of the Business Combination, Increase the
Authorized Capital Stock from 221,000,000 Shares,
Consisting of 200,000,000 Shares of Class A Common

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Stock, 20,000,000 Shares of Class B Common Stock
and 1,000,000 Shares of Preferred Stock, to
718,000,000 Shares, Which Would Consist of
708,000,000 Shares of Common Stock, Including
600,000,000 Shares of Class A Common Stock,
8,000,000 Shares of Class B Common Stock,
100,000,000 Shares of Class V Voting Stock and
	10,000,000 Shares of Preferred Stock.	Management	For	Voted - For
6.	Incentive Plan Proposal - to Consider and Vote Upon
A Proposal to Approve the Biote Corp. 2022 Equity
Incentive Plan (the "incentive Plan"),
Substantially in the Form Attached to the
Accompanying Proxy Statement As Annex E, Including
the Authorization of the Initial Share Reserve
	Under the Incentive Plan.	Management	For	Voted - For
7.	Espp Proposal - to Consider and Vote Upon A
Proposal to Approve the Biote Corp. 2022 Employee
Stock Purchase Plan (the "espp"), Substantially in
the Form Attached to the Accompanying Proxy
Statement As Annex F, Including the Authorization
	of the Initial Share Reserve Under the Espp.	Management	For	Voted - For
8.1	Director: Stephen Powell	Management	For	Voted - For
8.2	Director: Dana Jacoby	Management	For	Voted - For
8.3	Director: Steven J. Heyer	Management	For	Voted - For
8.4	Director: Mark Cone	Management	For	Voted - For
8.5	Director: Andrew R. Heyer	Management	For	Voted - For
8.6	Director: Marc D. Beer	Management	For	Voted - For
8.7	Director: Teresa Weber	Management	For	Voted - For
9.	Adjournment Proposal - to Consider and Vote Upon A
Proposal to Approve the Adjournment of the Special
Meeting to A Later Date Or Dates, If Necessary, to
Permit Further Solicitation and Vote of Proxies If
There are Insufficient Votes For, Or Otherwise in
Connection With, the Approval of the Condition
	Precedent Proposals.	Management	For	Voted - For

HIGHLAND TRANSCEND PARTNERS I CORP.

Security ID: G44690108	Ticker: HTPA

Meeting Date: 29-Mar-22	Meeting Type: Special

1.	The Business Combination Proposal. to Approve by
Ordinary Resolution the Transactions Contemplated
by the Agreement and Plan of Merger, Dated As of
September 8, 2021 (as Amended Or Modified from Time
to Time, the "merger Agreement"), by and Among
Highland Transcend, Picasso Merger Sub I, Inc., A
Delaware Corporation and Wholly Owned Direct
Subsidiary of Highland Transcend ("blocker Merger
Sub I"), Picasso Merger Sub II, Llc, A Delaware
Limited Liability Company and Wholly Owned Direct
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

2.	The Nyse Proposal. to Approve by Ordinary
Resolution, for Purposes of Complying with
Applicable Listing Rules of the Nyse, the Issuance
by Highland Transcend of (i) 7,000,000 Shares of
Class A Common Stock to the Subscription Investors
Pursuant to the Subscription Agreements, (ii)
24,629,708 Shares of Class A Common Stock to the
Blocker Equity Holders, (iii) 108,086,466 Shares of
Class B Common Stock of the Packable Equity
Holders, (iv) 12,000,000 Shares of Class A Common
Stock and Class B (due to Space Limits, See
	Proxy Material for Full Proposal).	Management	For	Voted - For
3.	The Domestication Proposal. to Approve by Special
Resolution the Change of Highland Transcend's
Jurisdiction of Incorporation from the Cayman
Islands to the State of Delaware by Deregistering
As an Exempted Company in the Cayman Islands and
Domesticating and Continuing As A Corporation
Incorporated Under the Laws of the State of
	Delaware (the "domestication").	Management	For	Voted - For
4A.	To Approve (i) the Change of our Name from
"highland Transcend Partners I Corp." to "packable
Commerce, Inc." ("new Packable"), (ii) Adopting
Delaware As the Exclusive Forum for Certain
Stockholder Litigation, (iii) Making New Packable's
Corporate Existence Perpetual, (iv) Removing
Certain Provisions Related to our Status As A Blank
Check Company That Will No Longer be Applicable to
Us Upon Consummation of the Business Combination
and (v) Granting an Explicit Waiver Regarding
Corporate (due to Space Limits, See Proxy
	Material for Full Proposal).	Management	For	Voted - For
4B.	To Approve Provisions Dividing the Board of
Directors Into Three Classes Following the Business
Combination, with Each Class Generally Serving for
A Term of Three Years and with Only One Class of
	Directors Being Elected in Each Year.	Management	For	Voted - For
4C.	To Approve Provisions Providing That the Directors,
Except for Preferred Stock Directors (as Defined in
the Proposed Charter), May Only be Removed for
	Cause (as Defined in the Proposed Charter).	Management	For	Voted - For
4D.	To Approve Provisions Removing the Ability of
	Shareholders to Call A Special Meeting.	Management	For	Voted - For
4E.	To Approve Provisions Removing the Ability of
Shareholders to Act by Written Consent in Lieu of A
	Meeting.	Management	For	Voted - For
4F.	To Authorize the Change in the Authorized Capital
Stock of Highland Transcend from (i) 200,000,000
Class A Ordinary Shares, 20,000,000 Class B
Ordinary Shares, and 1,000,000 Preferred Shares,
Par Value $0.0001 Per Share to (ii) 3,000,000,000
Shares of Class A Common Stock, 1,000,000,000
Shares of Class B Common Stock and 500,000,000
Shares of Preferred Stock, Par Value $0.0001 Per
	Share.	Management	For	Voted - For

81

RiverPark Short Term High Yield Fund

Proposal			Proposed by	Mgt. Position	Registrant Voted

5.		The Equity Incentive Plan Proposal. to Approve by
Ordinary Resolution the Packable Commerce, Inc.
		2022 Equity Incentive Plan.	Management	For	Voted - For
6.		The Employee Stock Purchase Plan Proposal. to
Approve by Ordinary Resolution the Packable
		Commerce, Inc. 2022 Employee Stock Purchase Plan.	Management	For	Voted - For
7.		The Adjournment Proposal. to Approve by Ordinary
Resolution the Adjournment of the General Meeting
to A Later Date Or Dates, If Necessary Or
Appropriate, to Permit Further Solicitation and
Vote of Proxies in the Event That It is Determined
by Highland Transcend That More Time is Necessary
Or Appropriate to Approve One Or More Proposals at
the General Meeting be Approved and Adopted in All
	Respects.		Management	For	Voted - For

ION ACQUISITION CORP. 2 LTD.

Security ID: G49393104		Ticker: IACB

Meeting Date: 29-Nov-21		Meeting Type: Special

1.		The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve by Ordinary
Resolution and Adopt the Agreement and Plan of
Merger, Dated As of June 24, 2021 (as the Same May
be Amended, the "merger Agreement"), by and Among
Ion, Inspire Merger Sub 1, Inc., A Delaware Limited
Liability Company and A Direct Wholly Owned
Subsidiary of Ion ("merger Sub 1"), Inspire Merger
Sub 2, Llc, A Delaware Limited Liability Company
and A Direct Wholly Owned Subsidiary of Ion
	("merger Sub 2"	(due to Space Limits, See Proxy
		Statement for Full Proposal).	Management	For	Voted - For
2.		The Domestication Proposal - to Consider and Vote
Upon A Proposal to Approve, by Special Resolution,
A Change of Ion's Jurisdiction of Incorporation by
Way of Continuation from an Exempted Company
Incorporated in Accordance with the Laws of the
Cayman Islands to A Corporation Incorporated Under
the Laws of the State of Delaware (the
"domestication"). the Domestication Will be
Effected Immediately Prior to the Business
Combination by Ion Filing A Certificate of
Corporate Domestication and the (due to Space
		Limits, See Proxy Statement for Full Proposal).	Management	For	Voted - For
3.		The Stock Issuance Proposal - to Consider and Vote
Upon A Proposal to Approve by Ordinary Resolution
for Purposes of Complying with the Applicable
Provisions of Nyse Listing Rule 312.03(c), the
Issuance of 20,000,000 Shares of Ion Class A Common
Stock (following the Domestication) to (a) the Pipe
Investors Pursuant to the Pipe Investment (each As
Defined in the Accompanying Proxy
Statement/prospectus) and 93,255,615 Ion Class A
Ordinary Shares to the Innovid Equity Holders

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Pursuant (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
4.	Organizational Documents Proposal - to Consider and
Vote Upon A Proposal to Approve by Special
Resolution the Proposed Certificate of
Incorporation and the Proposed New Bylaws of
Innovid Corp. ("proposed Bylaws" And, Together with
the Proposed Certificate of Incorporation, the
"proposed Organizational Documents") of Innovid
Corp. (a Corporation Incorporated in the State of
Delaware, Upon the Filing with and Acceptance by
the Secretary of State of Delaware of the
Certificate of Corporate (due to Space Limits,
	See Proxy Statement for Full Proposal).	Management	For	Voted - For
5A.	Advisory Organizational Documents Proposal 5a - to
Authorize the Change in the Authorized Capital
Stock of Ion from 500,000,000 Ion Class A Ordinary
Shares, Par Value $0.0001 Per Share (the "ion Class
A Ordinary Shares"), 50,000,000 Ion Class B
Ordinary Shares, Par Value $0.0001 Per Share (the
"ion Class B Ordinary Shares" And, Together with
the Ion Class A Ordinary Shares, the "ordinary
Shares"), and 5,000,000 Preference Shares, Par
Value $0.0001 Per Share (the "preference Shares"),
to 500,000,000 (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
5B.	Advisory Organizational Documents Proposal 5b - to
Authorize Adopting Delaware As the Exclusive Forum
for Certain Stockholder Litigation ("advisory
	Organizational Documents Proposal 5b").	Management	For	Voted - For
5C.	Advisory Organizational Documents Proposal 5c - to
Approve Provisions Providing That the Affirmative
Vote of at Least 66 2/3% of the Voting Power of All
the Then Outstanding Shares of Capital Stock
Entitled to Vote Generally in the Election of
Directors, Voting Together As A Single Class, Will
be Required for Stockholders to Amend, Alter,
Repeal Or Rescind All Or Any Portion of Part B of
Article V, Article Vi, Article Viii, Article Ix,
Article X, Article Xi Or Article Xii of the
Proposed (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
5D.	Advisory Organizational Documents Proposal 5d - to
Approve Provisions Permitting the Removal of A
Director Only for Cause and Only by the Affirmative
Vote of the Holders of A Majority of at Least
Two-thirds of the Outstanding Shares Entitled to
Vote at an Election of Directors ("advisory
	Organizational Documents Proposal 5d").	Management	For	Voted - For
5E.	Advisory Organizational Documents Proposal 5e - to
Approve Provisions Requiring Or Permitting
Stockholders to Take Action at an Annual Or Special
Meeting and Prohibit Stockholder Action by Written
Consent in Lieu of A Meeting; Provided That Any
Action Required Or Permitted to be Taken by the
Holders of Innovid Corp. Preferred Stock, Voting

83

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Separately As A Class Or Separately As A Class with
One Or More Other Such Series, May be Taken Without
A Meeting If Signed by the Holders Having Not Less
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
5F.	Advisory Organizational Documents Proposal 5f - to
Provide for Certain Additional Changes, Including,
Among Other Things, (i) Making Innovid Corp.'s
Corporate Existence Perpetual and (ii) Removing
Certain Provisions Related to Ion's Status As A
Blank Check Company That Will No Longer be
Applicable Upon Consummation of the Business
Combination, All of Which the Ion Board Believes is
Necessary to Adequately Address the Needs of
Innovid Corp. After the Business Combination
	("advisory Organizational Documents Proposal 5f").	Management	For	Voted - For
6.	The Innovid Corp. Equity Incentive Plan Proposal -
to Consider and Vote Upon A Proposal to Approve by
Ordinary Resolution the Innovid Corp. Equity
Incentive Plan (the "innovid Corp. Equity Incentive
	Plan Proposal").	Management	For	Voted - For
7.	The Innovid Corp. Employee Stock Purchase Plan
Proposal - to Consider and Vote Upon A Proposal to
Approve by Ordinary Resolution the Innovid Corp.
Equity Share Purchase Plan (the "innovid Corp.
	Employee Stock Purchase Plan Proposal").	Management	For	Voted - For
8.	The Director Election Proposal - to Consider and
Vote Upon A Proposal to Approve by Ordinary
Resolution the Election of Six (6) Directors to
Serve Staggered Terms on the Company's Board of
Directors Until the 2022, 2023 and 2024 Annual
Meetings of Stockholders, Respectively and Until
Their Respective Successors are Duly Elected and
	Qualified (the "director Election Proposal").	Management	For	Voted - For
9.	The Shareholder Adjournment Proposal - to Consider
and Vote Upon A Proposal to Approve by Ordinary
Resolution the Adjournment of the Extraordinary
General Meeting to A Later Date Or Dates, If
Necessary, to Permit Further Solicitation and Vote
of Proxies in the Event That There are Insufficient
Votes for the Approval of One Or More Proposals at
the Extraordinary General Meeting (the "shareholder
	Adjournment Proposal").	Management	For	Voted - For

L&F ACQUISITION CORP

Security ID: G53702109	Ticker: LNFA

Meeting Date: 03-May-22	Meeting Type: Special

1.	The Extension Amendment Proposal - Resolved, As A
Special Resolution That: A) the First Sentence of
Article 49.7 of L&f's Amended and Restated
Memorandum and Articles of Association be Deleted
in Its Entirety and Replaced with the Following New
First Sentence of Article 49.7: "in the Event That

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

the Company Does Not Consummate A Business
Combination by August 24, 2022, Or Such Later Time
As the Members May Approve in Accordance with the
Articles, the Company Shall:" B) Article 49.8(a) of
L&f's (due to Space Limits, See Proxy Material
	for Full Proposal).	Management	For	Voted - For
2.	The Adjournment Proposal - Resolved, As an Ordinary
Resolution, That the Adjournment of the Shareholder
Meeting to A Later Date Or Dates If Necessary, to
Permit Further Solicitation and Vote of Proxies If,
Based Upon the Tabulated Vote at the Time of the
Shareholder Meeting, There are Insufficient Class A
Ordinary Shares, Par Value $0.0001 Per Share and
Class B Ordinary Shares, Par Value $0.0001 Per
Share in the Capital of L&f Represented (either in
Person Or by Proxy) to Constitute A Quorum
Necessary (due to Space Limits, See Proxy
	Material for Full Proposal).	Management	For	Voted - For

LEO HOLDINGS III CORP

Security ID: G5463T108	Ticker: LIII

Meeting Date: 16-Nov-21	Meeting Type: Special

1.	The Business Combination Proposal- Resolved, As an
Ordinary Resolution, That Leo's Entry Into the
Agreement and Plan of Merger, Dated As of June 17,
2021 (as It May be Amended and Supplemented from
Time to Time, the "merger Agreement"), by and Among
Leo, Merger Sub 1, Merger Sub 2, and Local Bounti,
A Copy of Which is Attached to the Joint Proxy
Statement/prospectus As Annex A, Pursuant to Which,
Among Other Things, Following the De-registration
	of Leo As an Exempted Company in the Cayman	(due
to Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
2.	Domestication Proposal-resolved, As A Special
Resolution, That Leo be Transferred by Way of
Continuation to Delaware Pursuant to Part Xii of
the Cayman Island Companies Act (as Revised) and
Section 388 of the General Corporation Law of the
State of Delaware And, Immediately Upon Being
Deregistered in the Cayman Islands, Leo be
Continued and Domesticated As A Corporation Under
the Laws of the State of Delaware And, Conditional
Upon, and with Effect From, the Registration of Leo
As A Corporation (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
3.	Charter Proposal-resolved, As A Special Resolution,
That the Amended and Restated Memorandum and
Articles of Association of Leo Holdings III Corp
Currently in Effect be Amended and Restated by the
Deletion in Their Entirety and the Substitution in
Their Place of the Proposed Certificate of
Incorporation (copy of Which is Attached to the

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Joint Proxy Statement/prospectus in Respect of the
Shareholders Meeting As Annex C) Including the
Authorization of the Change in Authorized (due
to Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
4.	Governing Documents Proposal A- As an Ordinary
Resolution, to Approve the Change in the Authorized
Capital Stock of Leo from (i) 500,000,000 Class A
Ordinary Shares, Par Value $0.0001 Per Share, (ii)
50,000,000 Class B Ordinary Shares, Par Value
$0.0001 Per Share and (iii) 5,000,000 Preference
Shares, Par Value $0.0001 Per Share, to (a)
400,000,000 Shares of Common Stock, Par Value
$0.0001 Per Share, of New Local Bounti and (b)
100,000,000 Shares of Preferred Stock, Par Value
	$0.0001 Per Share, of New Local Bounti.	Management	For	Voted - For
5.	Governing Documents Proposal B-to Authorize the New
Local Bounti Board to Issue Any Or All Shares of
New Local Bounti Preferred Stock in One Or More
Classes Or Series, with Such Terms and Conditions
As May be Expressly Determined by the New Local
	Bounti Board and As May be Permitted by the Dgcl.	Management	For	Voted - For
6.	Governing Documents Proposal C-to Authorize the
Removal of the Ability of New Local Bounti
Stockholders to Take Action by Written Consent in
	Lieu of A Meeting.	Management	For	Voted - For
7.	Governing Documents Proposal D-to Amend and Restate
the Existing Governing Documents and to Authorize
All Other Changes in Connection with the
Replacement of Existing Governing Documents with
the Proposed Certificate of Incorporation and
Proposed Bylaws As Part of the Domestication
(copies of Which are Attached to This Joint Proxy
Statement/prospectus As Annex C and Annex D,
Respectively), Including (i) Changing the Post-
Business Combination Corporate Name from "leo
Holdings (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
8.	The Nyse Proposal-resolved, As an Ordinary
Resolution, That for the Purposes of Complying with
the Applicable Provisions of Nyse Listing Rule
312.03, the Issuance of Shares of New Local Bounti
Common Stock in Connection with the Business
	Combination and the Pipe Financing be Approved.	Management	For	Voted - For
9.	The Incentive Award Plan Proposal- Resolved, As an
Ordinary Resolution, That the Local Bounti
Corporation Equity Incentive Plan, A Copy of Which
is Attached to the Joint Proxy Statement/prospectus
	As Annex J, be Adopted and Approved.	Management	For	Voted - For
10.	The Employee Stock Purchase Plan Proposal-resolved,
As an Ordinary Resolution, That the Local Bounti
Corporation 2021 Employee Stock Purchase Plan, A
Copy of Which is Attached to the Joint Proxy
Statement/prospectus As Annex K, be Adopted and
	Approved.	Management	For	Voted - For
11.1	Director: Pamela Brewster	Management	For	Voted - For
86

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

11.2	Director: Matthew Nordby	Management	For	Voted - For
11.3	Director: Mark J. Nelson	Management	For	Voted - For
11.4	Director: Edward C. Forst	Management	For	Voted - For
11.5	Director: Craig M. Hurlbert	Management	For	Voted - For
11.6	Director: Travis Joyner	Management	For	Voted - For
12.	The Adjournment Proposal-resolved, As an Ordinary
Resolution, That the Adjournment of the
Extraordinary General Meeting to A Later Date Or
Dates (a) to the Extent Necessary to Ensure That
Any Required Supplement Or Amendment to the
Accompanying Joint Proxy Statement/prospectus is
Provided to Leo Shareholders Or, If As of the Time
for Which the Extraordinary General Meeting is
Scheduled, There are Insufficient Leo Ordinary
Shares Represented (either in Person Or by Proxy)
to Constitute A (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For

LIVE OAK ACQUISITION CORP. II

Security ID: 53804W106 Ticker: LOKB

Meeting Date: 12-Oct-21	Meeting Type: Special

1.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal to (a) Approve and Adopt the
Business Combination Agreement and Plan of
Reorganization, Dated As of May 6, 2021 (the
"business Combination Agreement"), Among Lokb, Live
Oak Merger Sub Inc., A Delaware Corporation and A
Wholly Owned Direct Subsidiary of Lokb ("merger
Sub"), and Navitas Semiconductor Limited, A Private
Company Limited by Shares Organized Under the Laws
	of Ireland ("navitas Ireland") That	(due to
Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
2.	The Authorized Share Charter Proposal - to Consider
and Vote Upon A Proposal to Increase the Number of
Authorized Shares of Lokb's Capital Stock, Par
Value $0.0001 Per Share, from 111,000,000 Shares,
Consisting of (a) 110,000,000 Shares of Common
Stock, Including 100,000,000 Shares of Class A
Common Stock (the "class A Common Stock"), and
10,000,000 Shares of Class B Common Stock (the
"lokb Class B Common Stock"), and (b) 1,000,000
Shares of Preferred Stock, to 751,000,000 Shares,
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
3.	The Additional Charter Proposal - to Consider and
Vote Upon A Proposal to Make Certain Other Changes
That the Lokb Board Deems Appropriate for A Public
Operating Company, Including (a) Eliminating
Provisions in the Charter Relating to Lokb's
Initial Business Combination That Will No Longer be
Applicable to Lokb Following the Closing of the
Business Combination (the "closing"), Including
87

RiverPark Short Term High Yield Fund

Proposal			Proposed by	Mgt. Position	Registrant Voted

Provisions Relating to (i) Redemption Rights with
Respect to Class A Common Stock, (ii) the Trust
(due to Space Limits, See Proxy Statement for
	Full Proposal).		Management	For	Voted - For
4.	The Pipe Proposal - to Consider and Vote Upon A
Proposal to Approve, for Purposes of Complying with
Applicable Listing Rules of the New York Stock
Exchange, the Issuance and Sale of 15,500,000
Shares of Class A Common Stock in A Private
Offering of Securities to Certain Investors in
Connection with the Business Combination, Which
Will Occur Substantially Concurrently With, and is
Contingent Upon, the Consummation of the
Transactions Contemplated by the Business
	Combination Agreement (the "pipe Proposal").		Management	For	Voted - For
5.	The 2021 Plan Proposal - to Consider and Vote Upon
A Proposal to Approve and Adopt the 2021 Equity
Incentive Plan (the "2021 Plan") and the Material
Terms Thereunder (the "2021 Plan Proposal"). the
2021 Plan Proposal is Conditioned on the Approval
of the Business Combination Proposal and the Pipe
	Proposal.		Management	For	Voted - For
6.1	Director: Gene Sheridan		Management	For	Voted - For
6.2	Director: Daniel Kinzer		Management	For	Voted - For
6.3	Director: Brian Long		Management	For	Voted - For
6.4	Director: Dipender Saluja		Management	For	Voted - For
6.5	Director: David Moxam		Management	For	Voted - For
6.6	Director: Richard J. Hendrix		Management	For	Voted - For
6.7	Director: Gary K. Wunderlich, Jr.		Management	For	Voted - For
7.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Approve the Adjournment of the
Special Meeting to A Later Date Or Dates, If
Necessary Or Appropriate, to Permit Further
Solicitation and Vote of Proxies in the Event That
There are Insufficient Votes For, Or Otherwise in
Connection With, the Approval of the Business
Combination Proposal, the Charter Proposals, the
Pipe Proposal, the 2021 Plan Proposal Or the
Director Election Proposal (the "adjournment
	Proposal"). the	(due to Space Limits, See Proxy
	Statement for Full Proposal).		Management	For	Voted - For

M3-BRIGADE ACQUISITION II CORP.

Security ID: 553800103		Ticker: MBAC

Meeting Date: 09-Feb-22		Meeting Type: Special

1.	Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve the Transactions
Contemplated by the Agreement and Plan of Merger,
Dated As August 16, 2021 (as It May be Amended from
Time to Time in Accordance with Its Terms, the
"merger Agreement"), by and Among M3-brigade
Acquisition II Corp. (the "company"), Blue Steel

88

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Merger Sub Inc. ("merger Sub") and Syniverse
Corporation ("syniverse"), Including the Business
Combination Described in the Accompanying Proxy
	Statement (the "business Combination").	Management	For	Voted - For
2.	To Approve, (i) the Issuance of More Than 20% of
the Issued and Outstanding Shares, and (ii) the
Issuance of More Than One Percent of the Issued and
	Outstanding Shares of Common Stock.	Management	For	Voted - For
3.	Charter Proposal - to Consider and Vote Upon A
Proposal to Adopt Two Separate Proposed Charters,
Proposed Charter Alternative A, Substantially in
the Form Attached to the Accompanying Proxy
Statement As Annex B-1 ("charter Amendment
Alternative A"), and Proposed Charter Alternative
B, Substantially in the Form Attached to the
Accompanying Proxy Statement As Annex B-2 ("charter
Amendment Alternative B," and Together with Charter
	Amendment Alternative A, the "charter Amendments");	Management	For	Voted - For
4A.	Super Majority Vote Requirements - Proposal to Add
A Super Majority Vote Provision Requiring That the
Prior Affirmative Vote of Holders of at Least
Sixty-six and Two-thirds Percent of the Voting
Power of the Outstanding Shares of Common Stock,
Voting As A Single Class Will be Required Before
	the Company.	Management	For	Voted - For
4B.	Change in Authorized Shares - Proposal (i) in the
Case of Charter Amendment Alternative A, to
Increase our Total Number of Authorized Shares of
All Classes of Common Stock (ii) in the Case of
Charter Amendment Alternative B, to Increase our
Total Number of Authorized Shares of All Classes of
	Common Stock.	Management	For	Voted - For
4C.	Corporate Opportunity - to Consider and Vote Upon A
Proposal to Update the Provisions Regarding
	Corporate Opportunities To, Among Other Things.	Management	For	Voted - For
4D.	Declassification of Board - to Consider and Vote
	Upon A Proposal to Declassify our Board.	Management	For	Voted - For
4E.	Special Quorum Requirement and Director Voting
Rights Related to Carlyle and Twilio - to Consider
and Vote Upon A Proposal to Make Certain of the
Terms of the Second Amended and Restated
Certificate of Incorporation and Also Provide That
for As Long As Any Director Nominated by Carlyle
	and Its Affiliates.	Management	For	Voted - For
4F.	Ability to Call A Special Meeting - to Consider and
Vote Upon A Proposal to Provide That Special
Meetings Can Only be Called by the Board (or an
Officer of the Company at the Direction of the
Board) and No Longer Individually by the Company's
Chief Executive Officer Or the Chairman of the
	Board.	Management	For	Voted - For
4G.	Class A Stock to Have Exclusive Right to Vote for
the Election and Removal of Directors - to Consider
and Vote Upon A Proposal to Give the Class A Stock
the Exclusive Right to Vote for the Election and

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Removal of Directors and the Class C Stock No Right
	to Vote for the Election Or Removal of Directors.	Management	For	Voted - For
5.1	Director: James Attwood	Management	For	Voted - For
5.2	Director: Kevin Beebe	Management	For	Voted - For
5.3	Director: Orisa Cherenfant	Management	For	Voted - For
5.4	Director: Andrew Davies	Management	For	Voted - For
5.5	Director: Tony Holcombe	Management	For	Voted - For
5.6	Director: Greg Kleiner	Management	For	Voted - For
5.7	Director: Dan Mead	Management	For	Voted - For
5.8	Director: Mohsin Y. Meghji	Management	For	Voted - For
5.9	Director: Lauren Nemeth	Management	For	Voted - For
5.10	Director: Matthew Perkal	Management	For	Voted - For
5.11	Director: Raymond Ranelli	Management	For	Voted - For
6.	Incentive Award Plan Proposal - to Consider and
Vote Upon A Proposal to Adopt the Syniverse
Technologies Corporation 2021 Omnibus Incentive
Plan (the "incentive Award Plan"), A Copy of Which
is Attached to the Accompanying Proxy Statement As
Annex J, Including the Authorization of the Initial
	Share Reserve Under the Incentive Award Plan.	Management	For	Voted - For
7.	Adjournment Proposal - to Consider and Vote Upon A
Proposal to Adjourn the Special Meeting to A Later
Date Or Dates, If Necessary, to Permit Further
Solicitation and Vote of Proxies If There are
	Insufficient Votes For, Or Otherwise.	Management	For	Voted - For

MONTES ARCHIMEDES ACQUISITION CORP

Security ID: 612657106	Ticker: MAAC

Meeting Date: 28-Sep-21	Meeting Type: Special

1.	The Business Combination Proposal-to Consider and
Vote Upon A Proposal to Approve the Business
Combination Agreement, Dated As of May 1, 2021 (as
Amended on June 9, 2021), by and Among Montes
Archimedes Acquisition Corp., ("maac"), Roivant
Sciences Ltd., ("roivant"), and Rhine Merger Sub,
Inc., ("merger Sub") (the "business Combination
Agreement") and the Transactions Contemplated
Thereby (the "business Combination"), Pursuant to
Which Merger Sub Will Merge with and Into Maac,
with Maac Surviving the Merger As A Wholly- Owned
	Subsidiary of Roivant.	Management	For	Voted - For
2.	The Nasdaq Proposal-to Consider and Vote Upon A
Proposal to Approve, for Purposes of Complying with
Nasdaq Listing Rule 5635(a), (b) and (d), the
Issuance of More Than 20% of the Issued and
Outstanding Shares of Maac Class A Common Stock and
Maac Class B Common Stock Upon the Completion of
	the Business Combination.	Management	For	Voted - For
3.	The Adjournment Proposal-to Consider and Vote Upon
A Proposal to Adjourn the Maac Special Meeting to A
Later Date Or Time, If Necessary, to Permit Further

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Solicitation and Vote of Proxies If, Based Upon the
Tabulated Vote at the Time of the Maac Special
Meeting, There are Not Sufficient Votes to Approve
the Business Combination Proposal Or Holders of
Shares of Maac Class A Common Stock Have Elected to
Redeem an Amount of Shares of Maac Class A Common
	Stock.	Management	For	Voted - For

MOTIVE CAPITAL CORP

Security ID: G6293A103 Ticker: MOTV

Meeting Date: 15-Mar-22	Meeting Type: Special

1.	The Business Combination Proposal - Proposal to
Approve and Adopt by Ordinary Resolution the
Agreement and Plan of Merger, Dated As of September
13, 2021 (the "merger Agreement"), by and Among
Motive, Fgi Merger Sub, Inc., A Wholly Owned
Subsidiary of Motive ("merger Sub"), and Forge
Global, Inc. ("forge"), A Copy of Which is Attached
As Annex A to the Proxy Statement, and the
Transactions Contemplated Thereunder, Including the
Merger of Merger Sub with and Into Forge (the
"merger" And, Together with (due to Space
	Limits, See Proxy Material for Full Proposal).	Management	For	Voted - For
2.	The Redomestication Proposal - Proposal to Approve
by Special Resolution the Change of Motive's
Jurisdiction of Incorporation by Deregistering As
an Exempted Company in the Cayman Islands and
Continuing and Domesticating As A Corporation
Incorporated Under the Laws of the State of
Delaware (the "domestication" And, Together with
the Merger, the "business Combination"). Approval
of the Business Combination Proposal, the
Redomestication Proposal, the Binding Charter
Proposal, and the (due to Space Limits, See
	Proxy Material for Full Proposal).	Management	For	Voted - For
3A.	Authorized Shares - Proposal to Authorize the
Change in the Authorized Capital Stock of Motive
from (i) 500,000,000 Class A Ordinary Shares,
50,000,000 Class B Ordinary Shares and 5,000,000
Preference Shares, Par Value $0.0001 Per Share, to
(ii) 2,000,000,000 Shares of Domestication Common
Stock and 100,000,000 Shares of New Forge Preferred
	Stock.	Management	For	Voted - For
3B.	Exclusive Forum Provision - Proposal to Authorize
Adopting Delaware As the Exclusive Forum for
	Certain Stockholder Litigation.	Management	For	Voted - For
3C.	Adoption of Supermajority Vote Requirement to Amend
the Proposed Organizational Documents - Proposal to
Approve Provisions Requiring the Affirmative Vote
of at Least (i) Two-thirds of the Outstanding
Shares of Capital Stock Entitled to Vote to Adopt,
Amend Or Repeal the Proposed Bylaws and (ii)
Two-thirds of the Outstanding Shares of Capital
91

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Stock Entitled to Vote, and Two- Thirds of the
Outstanding Shares of Each Class Entitled to Vote
As A Class, to Amend Or Repeal Any Provision of
Articles V (the (due to Space Limits, See Proxy
	Material for Full Proposal).	Management	For	Voted - For
3D.	Removal of Directors - Proposal to Approve
Provisions Permitting the Removal of A Director
Only for Cause and Only by the Affirmative Vote of
Not Less Than Two-thirds of the Outstanding Shares
Entitled to Vote at an Election of Directors,
	Voting Together As A Single Class.	Management	For	Voted - For
3E.	Action by Written Consent of Stockholders -
Proposal to Approve Provisions Requiring
Stockholders to Take Action at an Annual Or Special
Meeting and Prohibiting Stockholder Action by
	Written Consent in Lieu of A Meeting.	Management	For	Voted - For
3F.	Other Changes in Connection with Adoption of the
Proposed Organizational Documents - Proposal to
Authorize (1) Changing the Corporate Name from
"motive Capital Corp" to "forge Global Holdings,
Inc.", (2) Making New Forge's Corporate Existence
Perpetual, and (3) Removing Certain Provisions
Related to Motive's Status As A Blank Check Company
That Will No Longer be Applicable Upon Consummation
	of the Business Combination.	Management	For	Voted - For
4.	The Binding Charter Proposal - Proposal to Approve
by Special Resolution the Proposed Charter in the
Form Attached As Annex B to the Proxy Statement.
Approval of the Business Combination Proposal, the
Redomestication Proposal, the Binding Charter
Proposal, and the Nyse Proposal are Each
Cross-conditioned on the Approval of the Others at
the Extraordinary Meeting. Therefore, If Any of the
Business Combination Proposal, Redomestication
Proposal, Or Nyse Proposal is Not Approved, the
	Binding Charter Proposal Will Have No Effect.	Management	For	Voted - For
5.	The Director Election Proposal - Proposal to
Approve by Ordinary Resolution of the Holders of
Class B Ordinary Shares of Motive the Seven (7)
Individuals to Serve As Members of the New Forge
Board of Directors Following the Consummation of
the Business Combination. the Director Election
Proposal is Conditioned on the Approval of Each of
the Business Combination Proposal, the
Redomestication Proposal, the Nyse Proposal and the
Binding Charter Proposal, As Well As Upon the
Consummation of the (due to Space Limits, See
	Proxy Material for Full Proposal).	Management	For	Voted - For
6.	The Nyse Proposal - Proposal to Approve by Ordinary
Resolution, for Purposes of Complying with
Applicable Listing Rules of the New York Stock
Exchange, the Issuance of More Than 20% of the
Issued and Outstanding Ordinary Shares of Motive
Pursuant to the Business Combination. Approval of
the Business Combination Proposal, the
Redomestication Proposal, the Binding Charter

92

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Proposal, and the Nyse Proposal are Each Cross-
Conditioned on the Approval of the Others at the
Extraordinary Meeting. (due to Space Limits, See
	Proxy Material for Full Proposal).	Management	For	Voted - For
7.	The Incentive Plan Proposal - Proposal to Approve
by Ordinary Resolution the Forge Global Holdings,
Inc. 2022 Stock Option and Incentive Plan in the
Form Attached As Annex I to the Proxy Statement.
the Incentive Plan Proposal is Conditioned on the
Approval of Each of the Business Combination
Proposal, the Redomestication Proposal, the Nyse
Proposal and the Binding Charter Proposal, As Well
As Upon the Consummation of the Business
Combination. Therefore, If Each of the Business
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
8.	The Employee Stock Purchase Plan Proposal -
Proposal to Approve by Ordinary Resolution the
Forge Global Holdings, Inc. 2022 Employee Stock
Purchase Plan in the Form Attached As Annex J to
the Proxy Statement. the Employee Stock Purchase
Plan Proposal is Conditioned on the Approval of
Each of the Business Combination Proposal, the
Redomestication Proposal, the Nyse Proposal and the
Binding Charter Proposal, As Well As Upon the
Consummation of the Business Combination.
Therefore, If Each of (due to Space Limits, See
	Proxy Material for Full Proposal).	Management	For	Voted - For
9.	The Adjournment Proposal - Proposal to Approve by
Ordinary Resolution the Adjournment of the
Extraordinary Meeting to A Later Date Or Dates, If
Necessary, to Permit Further Solicitation and Vote
of Proxies If There are Insufficient Votes For, Or
Otherwise in Connection With, the Approval of the
Business Combination Proposal, the Redomestication
Proposal, the Binding Charter Proposal, the
Incentive Plan Proposal, the Employee Stock
Purchase Plan Proposal, the Director Election
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For

NAVSIGHT HOLDINGS, INC.

Security ID: 639358100	Ticker: NSH

Meeting Date: 13-Aug-21	Meeting Type: Special

1.	The Business Combination Agreement Proposal - to
Consider and Vote Upon A Proposal to Approve the
Business Combination Agreement, Dated As of
February 28, 2021, by and Among Navsight, Merger
Sub, Spire, and the Founders. It Provides That,
Among Other Things, Merger Sub Will Merge with and
Into Spire and the Combined Company Will Operate As
	Spire.	Management	For	Voted - For

93

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

2.	Organizational Documents Proposal - to Authorize an
Increase in the Authorized Shares of Navsight
	Common Stock and Navsight Preferred Stock.	Management	For	Voted - For
3.	Organizational Documents Proposal - to Authorize
Certain Changes to Navsight's Dual Class Structure,
Including Providing That the New Spire Class B
Common Stock Will Have Nine Votes Per Share on Each
Matter Properly Submitted to Stockholders Entitled
	to Vote.	Management	For	Voted - For
4.	Organizational Documents Proposal - to Provide That
the New Spire Board be Divided Into Three Classes
with Only One Class of Directors Being Elected in
	Each Year and Each Class Serving A Three-year Term.	Management	For	Voted - For
5.	Organizational Documents Proposal - to Authorize
All Other Changes in Connection with the
Replacement of the Organizational Documents with
the Proposed Certificate of Incorporation and
Proposed Bylaws (as More Fully Described in the
Proxy Statement/prospectus), Including (i) Changing
New Spire's Name to "spire Global, Inc.," (ii)
Eliminating the Waiver of Corporate Opportunity
Doctrine, and (iii) Adopting Delaware As the
	Exclusive Forum for Certain Stockholder Litigation.	Management	For	Voted - For
6.	Director Election Proposal - to Consider and Vote
Upon A Proposal, Assuming the Bca Proposal and the
Organizational Documents Proposals are Approved, to
Elect Five Directors Who, Upon Consummation of the
Business Combination, Will be the Directors of New
	Spire.	Management	For	Voted - For
7.	The Stock Issuance Proposal - to Consider and Vote
Upon A Proposal to Approve for Purposes of
Complying with the Applicable Provisions of Section
312.03 of the Nyse's Listed Company Manual, the
Issuance of Shares of New Spire Class A Common
Stock to the Pipe Investors Pursuant to the Pipe
Investment and Shares of New Spire Class B Common
Stock to the Founders Pursuant to the Business
	Combination Agreement, Respectively.	Management	For	Voted - For
8.	The Equity Incentive Plan Proposal - to Consider
and Vote Upon A Proposal to Approve the Spire 2021
	Equity Incentive Plan.	Management	For	Voted - For
9.	The Espp Proposal - to Consider and Vote Upon A
Proposal to Approve the Spire 2021 Employee Stock
	Purchase Plan.	Management	For	Voted - For
10.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Approve the Adjournment of the
Special Meeting to A Later Date Or Dates, If
Necessary, to Permit Further Solicitation and Vote
of Proxies in the Event That There are Insufficient
Votes for the Approval of One Or More Proposals at
	the Special Meeting.	Management	For	Voted - For

RiverPark Short Term High Yield Fund

Proposal			Proposed by	Mgt. Position	Registrant Voted

NEXTGEN ACQUISITION CORPORATION

Security ID: G65305107		Ticker: NGAC

Meeting Date: 18-Aug-21		Meeting Type: Special

1.		The Bca Proposal - to Consider and Vote Upon A
Proposal to Approve by Ordinary Resolution and
Adopt the Agreement and Plan of Merger, Dated As of
February 21, 2021, As Amended on May 14, 2021 (the
"merger Agreement"), by and Among Nextgen
Acquisition Corporation ("nextgen"), Sky Merger Sub
I, Inc. ("merger Sub") and Xos, Inc. ("xos"), A
Copy of Which is Attached to the Proxy
Statement/prospectus Statement As Annex A. the
Merger Agreement Provides For, Among Other Things,
the Merger of Merger Sub with (due to Space
		Limits, See Proxy Statement for Full Proposal).	Management	For	Voted - For
2.		The Domestication Proposal - to Consider and Vote
Upon A Proposal to Approve by Special Resolution,
the Change of Nextgen's Jurisdiction of
Incorporation by Deregistering As an Exempted
Company in the Cayman Islands and Continuing and
Domesticating As A Corporation Incorporated Under
the Laws of the State of Delaware (the
"domestication" And, Together with the Merger, the
"business Combination") (the "domestication
	Proposal").		Management	For	Voted - For
2A.		Organizational Documents Proposals - to Consider
and Vote Upon the Following Four Separate Proposals
(collectively, the "organizational Documents
Proposals") to Approve by Special Resolution, the
Following Material Differences Between Nextgen's
Amended and Restated Memorandum and Articles of
Association (as May be Amended from Time to Time,
the "cayman Constitutional Documents") and the
Proposed New Certificate of Incorporation
("proposed Certificate of Incorporation") and the
	Proposed New	(due to Space Limits, See Proxy
		Statement for Full Proposal).	Management	For	Voted - For
3.		Organizational Documents Proposal A - to Authorize
the Change in the Authorized Share Capital of
Nextgen from 500,000,000 Class A Ordinary Shares,
Par Value $0.0001 Per Share (the "nextgen Class A
Ordinary Shares"), 50,000,000 Class B Ordinary
Shares, Par Value $0.0001 Per Share (the "nextgen
Class B Ordinary Shares" And, Together with the
Class A Ordinary Shares, the "ordinary Shares"),
and 5,000,000 Preferred Shares, Par Value $0.0001
Per Share (the "nextgen Preferred Shares"), to
1,000,000,000 Shares (due to Space Limits, See
		Proxy Statement for Full Proposal).	Management	For	Voted - For
4.		Organizational Documents Proposal B - to Authorize
the Board of Directors of New Xos (the "new Xos
Board") to Issue Any Or All Shares of New Xos
Preferred Stock in One Or More Series, with Such

95

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Terms and Conditions As May be Expressly Determined
by the New Xos Board and As May be Permitted by the
	Dgcl ("organizational Documents Proposal B").	Management	For	Voted - For
5.	Organizational Documents Proposal C - to Provide
That the New Xos Board be Divided Into Three
Classes, with Each Class Made Up Of, As Nearly As
May be Possible, of One-third of the Total Number
of Directors Constituting the Entire New Xos Board,
with Only One Class of Directors Being Elected in
Each Year and Each Class Serving A Three-year Term
	("organizational Documents Proposal C").	Management	For	Voted - For
6.	Organizational Documents Proposal D - to Authorize
All Other Changes in Connection with the
Replacement of Cayman Constitutional Documents with
the Proposed Certificate of Incorporation and
Proposed Bylaws in Connection with the Consummation
of the Business Combination (copies of Which are
Attached to the Proxy Statement/prospectus As Annex
I and Annex J, Respectively), Including (1)
Changing the Corporate Name from "nextgen
Acquisition Corporation" to "xos, Inc.", (2) Making
New (due to Space Limits, See Proxy Statement
	for Full Proposal).	Management	For	Voted - For
7.	The Director Election Proposal - to Consider and
Vote Upon A Proposal to Approve by Ordinary
Resolution, Assuming the Bca Proposal, the
Domestication Proposal and the Organizational
Documents Proposals are Approved, to Elect Six
Directors Who, Upon Consummation of the Business
Combination, Will be the Directors of New Xos (the
	"director Election Proposal").	Management	For	Voted - For
8.	The Stock Issuance Proposal - to Consider and Vote
Upon A Proposal to Approve by Ordinary Resolution
for Purposes of Complying with the Applicable
Provisions of the Nasdaq Stock Market Listing Rule
5635, the Issuance of New Xos Common Stock to (a)
the Pipe Investors (as Defined in the Proxy
Statement/prospectus), Including the Sponsor
Related Pipe Investor (as Defined in the Proxy
Statement/prospectus), Pursuant to the Pipe
Investment (as Defined in the Proxy (due to
Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
9.	The Equity Incentive Plan Proposal - to Consider
and Vote Upon A Proposal to Approve by Ordinary
Resolution, the Xos, Inc. 2021 Equity Incentive
	Plan (the "equity Incentive Plan Proposal").	Management	For	Voted - For
10.	The Espp Proposal - to Consider and Vote Upon A
Proposal to Approve by Ordinary Resolution, the
Xos, Inc. 2021 Employee Stock Purchase Plan (the
	"espp Proposal").	Management	For	Voted - For
11.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Approve the Adjournment of the
Extraordinary General Meeting to A Later Date Or
Dates, If Necessary, to Permit Further Solicitation
and Vote of Proxies in the Event That There are

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Insufficient Votes for the Approval of One Or More
Proposals at the Extraordinary General Meeting (the
	"adjournment Proposal").	Management	For	Voted - For

NOVUS CAPITAL CORPORATION II

Security ID: 67012W104 Ticker: NXU

Meeting Date: 10-Feb-22	Meeting Type: Special

1.	To Approve and Adopt the Business Combination
Agreement and Plan of Reorganization, Dated As of
September 8, 2021 (as May be Amended from Time to
Time, the "business Combination Agreement"), by and
Among Novus, Energy Vault, Inc., A Delaware
Corporation ("energy Vault"), and Nccii Merger
Corp., A Delaware Corporation ("merger Sub"), and
the Transactions Contemplated Thereby, Pursuant to
Which Novus Will Issue Shares of Common Stock of
Novus ("combined Company Common Stock") to Holders
of (due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
2A.	To Approve the Following Amendment to Novus's
Current Amended and Restated Certificate of
Incorporation: to Change the Name of Novus Capital
	Corporation II to "energy Vault Holdings, Inc."	Management	For	Voted - For
2B.	To Approve the Following Amendment to Novus's
Current Amended and Restated Certificate of
Incorporation: to Eliminate the Class B Common
Stock Classification and Provide for A Single Class
	of Common Stock.	Management	For	Voted - For
2C.	To Approve the Following Amendment to Novus's
Current Amended and Restated Certificate of
Incorporation: to Change the Number of Authorized
Shares of Novus's Capital Stock, Par Value $0.0001
Per Share, from 525,000,000 Shares, Consisting of
(a) 520,000,000 Shares of Common Stock, Including
500,000,000 Shares of Novus Common Stock and
20,000,000 Shares of Class B Common Stock and (b)
5,000,000 Shares of Preferred Stock, to 505,000,000
Shares, Consisting of (i) 500,000,000 Shares of
Common Stock and (ii) 5,000,000 Shares of Preferred
	Stock.	Management	For	Voted - For
2D.	To Approve the Following Amendment to Novus's
Current Amended and Restated Certificate of
Incorporation: to Provide That Any Director Or the
Entire Board of Directors of Novus May be Removed
from Office at Any Time, But Only for Cause and
Only by the Affirmative Vote of the Holders of at
Least 66 2/3% of the Voting Power of All Then-
Outstanding Shares of Novus's Capital Stock
Entitled to Vote Thereon, Voting Together As A
	Single Class.	Management	For	Voted - For
2E.	To Approve the Following Amendment to Novus's
Current Amended and Restated Certificate of

97

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Incorporation: to Eliminate the Current Limitations
	in Place on the Corporate Opportunity Doctrine.	Management	For	Voted - For
2F.	To Approve the Following Amendment to Novus's
Current Amended and Restated Certificate of
Incorporation: to Increase the Required Vote
Thresholds for Approving Amendments to the Bylaws
and to Certain Specified Provisions of the
	Certificate of Incorporation to 66 2/3%.	Management	For	Voted - For
2G.	To Approve the Following Amendment to Novus's
Current Amended and Restated Certificate of
Incorporation: to Approve All Other Changes,
Including Eliminating Certain Provisions Related to
Special Purpose Acquisition Corporations That Will
No Longer be Relevant Following the Closing of the
	Business Combination (the "closing").	Management	For	Voted - For
3.	To Adopt the Energy Vault Holdings, Inc. 2022
Equity Incentive Plan (the "2022 Plan") Established
to be Effective After the Closing to Assist Novus,
Immediately Upon Consummation of the Business
Combination (the "combined Company"), in Retaining
the Services of Eligible Employees, Directors and
Consultants, to Secure and Retain the Services of
New Employees, Directors and Consultants and to
Provide Incentives for Such Persons to Exert
	Maximum Efforts for the Combined Company's Success.	Management	For	Voted - For
4.	To (i) Approve the Issuance of Combined Company
Common Stock to (a) Energy Vault's Stockholders As
A Result of the Merger Pursuant to the Business
Combination Agreement, and (b) the Investors in the
Pipe; and (ii) Approve the Issuance of Equity
Awards Under the 2022 Plan If Such Plan is Approved
in Accordance with Proposal 3 ("equity Incentive
	Plan Proposal").	Management	For	Voted - For
5.	To Adjourn the Special Meeting to A Later Date Or
Dates, If Necessary, to Permit Further Solicitation
and Vote of Proxies If, Based Upon the Tabulated
Vote at the Time of the Special Meeting, There are
Not Sufficient Votes to Approve One Or More
	Proposals Presented to Stockholders for Vote.	Management	For	Voted - For

OAKTREE ACQUISITION CORP. II

Security ID: G6715X103 Ticker: OACB

Meeting Date: 07-Jun-22	Meeting Type: Special

1.	The Business Combination Proposal - Resolved, As an
Ordinary Resolution, That Oacb's Entry Into the
Business Combination Agreement, Dated As of
December 7, 2021 (as May be Amended, Supplemented
Or Otherwise Modified from Time to Time, the
"business Combination Agreement"), by and Among
Oacb, Alvotech Holdings S.a., A Public Limited
Liability Company (société Anonyme) Incorporated
and Existing Under the Laws of the Grand Duchy of
Luxembourg, Having Its Registered Office at 9, Rue

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

De (due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
2.	The First Merger Proposal - Resolved, As A Special
Resolution, That (a) Oacb be Authorized to Merge
with Topco So That Topco is the Surviving Entity
and All the Undertaking, Property and Liabilities
of Oacb Vest in Topco; (b) the Plan of Merger in
the Form Tabled to the General Meeting (a Draft of
Which is Attached to the Accompanying Proxy
Statement/prospectus As Exhibit G of Annex A, the
"plan of First Merger") be Authorized, Approved and
Confirmed in All Respects; and (c) Oacb be
	Authorized to Enter Into the Plan of First Merger.	Management	For	Voted - For
3.	The Adjournment Proposal - Resolved, As an Ordinary
Resolution, That the Adjournment of the Oacb
General Meeting to A Later Date Or Dates (a) to the
Extent Necessary to Ensure That Any Required
Supplement Or Amendment to the Accompanying Proxy
Statement/prospectus is Provided to Oacb
Shareholders, (b) in Order to Solicit Additional
Proxies from Oacb Shareholders in Favor of One Or
More of the Proposals at the Oacb General Meeting
Or (c) If Oacb Shareholders Redeem an Amount of the
Oacb (due to Space Limits, See Proxy Material
	for Full Proposal).	Management	For	Voted - For

PTK ACQUISITION CORP.

Security ID: 69375F108	Ticker: PTK

Meeting Date: 28-Sep-21	Meeting Type: Special

1.	The Business Combination Proposal - to Adopt and
Approve the Business Combination Agreement, Dated
As of May 25, 2021 (the "business Combination
Agreement"), Among Ptk, Valens Semiconductor Ltd, A
Company Organized Under the Laws of the State of
Israel ("valens") and Valens Merger Sub, Inc., A
Delaware Corporation and Wholly Owned Subsidiary of
Valens ("merger Sub"), Pursuant to Which Merger Sub
Will Merge with and Into Ptk, with Ptk Surviving
the Merger As A Wholly Owned Subsidiary of Valens
	(the "business Combination").	Management	For	Voted - For
2.	The Adjournment Proposal - to Approve A Proposal to
Adjourn the Special Meeting to A Later Date Or
Dates If It is Determined That More Time is
Necessary Or Appropriate, in the Judgment of the
Board of Directors of Ptk Or the Officer Presiding
Over the Special Meeting, for Ptk to Consummate the
	Business Combination.	Management	For	Voted - For

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

ROTH CH ACQUISITION II

Security ID: 778673103	Ticker: ROCC

Meeting Date: 27-Jul-21	Meeting Type: Special

1.	The Business Combination Proposal - to Approve and
Adopt, Assuming Each of the Charter Proposal and
the Nasdaq Proposal is Approved and Adopted, the
Agreement and Plan of Merger, Dated As of April 14,
2021 (the "merger Agreement"), by and Among Rocc,
Roth Ch II Merger Sub Corp., A Delaware Corporation
and Wholly- Owned Subsidiary of Rocc ("merger
Sub"), and Reservoir Holdings, Inc., A Delaware
Corporation ("reservoir"), Pursuant to Which Merger
Sub Will be Merged with and Into Reservoir, with
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
2A.	To Approve the Proposed Second Amended and Restated
Certificate of Incorporation of Rocc, A Copy of
Which is Attached to the Proxy Statement As Annex
B: to Amend the Name of the New Public Entity from
"roth Ch Acquisition II Co." to "reservoir Media,
	Inc."	Management	For	Voted - For
2B.	To Approve the Proposed Second Amended and Restated
Certificate of Incorporation of Rocc, A Copy of
Which is Attached to the Proxy Statement As Annex
B: to Remove Various Provisions Applicable Only to
	Blank Check Companies.	Management	For	Voted - For
2C.	To Approve the Proposed Second Amended and Restated
Certificate of Incorporation of Rocc, A Copy of
Which is Attached to the Proxy Statement As Annex
B: to Increase Total Number of Authorized Shares of
	the Combined Company's Common Stock to 750,000,000.	Management	For	Voted - For
2D.	To Approve the Proposed Second Amended and Restated
Certificate of Incorporation of Rocc, A Copy of
Which is Attached to the Proxy Statement As Annex
B: to Authorize A Total of 75,000,000 Shares of the
	Combined Company's Preferred Stock.	Management	For	Voted - For
2E.	To Approve the Proposed Second Amended and Restated
Certificate of Incorporation of Rocc, A Copy of
Which is Attached to the Proxy Statement As Annex
B: to Require an Affirmative Vote of Holders of at
Least Two- Thirds (66 and 2/3%) of the Total Voting
Power of All of the Then Outstanding Shares of
Stock of the Combined Company, Voting Together As A
Single Class, to Amend, Alter, Repeal Or Rescind
	Certain Provisions of the Proposed Charter.	Management	For	Voted - For
2F.	To Approve the Proposed Second Amended and Restated
Certificate of Incorporation of Rocc, A Copy of
Which is Attached to the Proxy Statement As Annex
B: to Require an Affirmative Vote of Holders of at
Least Two- Thirds (66 and 2/3%) of the Voting Power
of All of the Then Outstanding Shares of Voting
Stock of the Combined Company Entitled to Vote
Generally in an Election of Directors, Voting

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Together As A Single Class, to Adopt, Amend, Alter
Or Repeal the Combined Company's Amended and
	Restated Bylaws.	Management	For	Voted - For
2G.	To Approve the Proposed Second Amended and Restated
Certificate of Incorporation of Rocc, A Copy of
Which is Attached to the Proxy Statement As Annex
B: to Provide for the Removal of Directors for
Cause Only by Affirmative Vote of Holders of at
Least Two- Thirds (66 and 2/3%) of the Voting Power
of All of the Then Outstanding Shares of Voting
Stock of the Combined Company Entitled to Vote at
	an Election of Directors.	Management	For	Voted - For
3.	The Nasdaq Proposal - to Approve, Assuming the
Business Combination Proposal is Approved and
Adopted, for Purposes of Complying with Applicable
Listing Rules of the Nasdaq Stock Market Llc
("nasdaq"), the Issuance of More Than 20% of the
Issued and Outstanding Shares of Rocc's Common
Stock in Connection with (i) the Terms of the
Merger Agreement, Which Will Result in A Change of
Control, As Required by Nasdaq Listing Rule 5635(a)
and 5635(b), (ii) the Issuance and Sale of (due
to Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
4.1	Director: Rell Lafargue	Management	For	Voted - For
4.2	Director: Neil De Gelder	Management	For	Voted - For
4.3	Director: Stephen M. Cook	Management	For	Voted - For
4.4	Director: Jennifer G. Koss	Management	For	Voted - For
4.5	Director: Adam Rothstein	Management	For	Voted - For
4.6	Director: Golnar Khosrowshahi	Management	For	Voted - For
4.7	Director: Ezra S. Field	Management	For	Voted - For
4.8	Director: Ryan P. Taylor	Management	For	Voted - For
5.	The Incentive Plan Proposal - to Approve and Adopt,
Assuming the Business Combination Proposal is
Approved and Adopted, Reservoir Media, Inc. 2021
Omnibus Incentive Plan, A Copy of Which is Attached
to This Proxy Statement As Annex D, Which Will be
Assumed by the Combined Company in Connection with
	the Business Combination.	Management	For	Voted - For
6.	The Adjournment Proposal - to Approve A Proposal to
Adjourn the Special Meeting of Stockholders to A
Later Date Or Dates, If Necessary, to Permit
Further Solicitation and Vote of Proxies If, Based
Upon the Tabulated Vote at the Time of the Special
Meeting of Stockholders, There are Not Sufficient
Votes to Approve the Business Combination Proposal,
the Charter Proposal, the Nasdaq Proposal, the
	Directors Proposal Or the Incentive Plan Proposal.	Management	For	Voted - For

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

ROTOR ACQUISITION CORP.

Security ID: 77879W105 Ticker: ROT

Meeting Date: 15-Sep-21	Meeting Type: Special

1.	Business Combination Proposal - Proposal to Adopt
the Merger Agreement, Dated As of April 5, 2021, by
and Among the Company, Rotor Merger Sub Corp., A
Wholly Owned Subsidiary of the Company ("merger
Sub"), and Sarcos Corp. ("sarcos"), A Copy of Which
is Attached As Annex A to the Proxy Statement, and
Approve the Transactions Contemplated Thereby,
Including the Merger of Sarcos with and Into Merger
Sub with Sarcos Continuing As A Wholly Owned
Subsidiary of the Company. Approval of the Business
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
2.	Nyse Proposal - Proposal to Approve, for Purposes
of Complying with Applicable Nyse Listing Rules,
the Issuance of More Than 20% of the Company's
Issued and Outstanding Common Stock in Connection
with the Business Combination and the Pipe
Financing. Approval of the Business Combination
Proposal, Nyse Proposal and Charter Approval
Proposal are Each Cross- Conditioned on the
Approval of the Others at the Special Meeting.
Therefore, If Either of the Business Combination
Proposal Or Charter Approval Proposal is Not
	Approved, the Nyse Proposal Will Have No Effect.	Management	For	Voted - For
3.	Charter Approval Proposal - Proposal to Adopt the
Second Amended and Restated Certificate of
Incorporation of the Company in the Form Attached
As Annex B to the Proxy Statement. Approval of the
Business Combination Proposal, Nyse Proposal and
Charter Approval Proposal are Each Cross-
Conditioned on the Approval of the Others at the
Special Meeting. Therefore, If Either of the
Business Combination Proposal Or Nyse Proposal is
Not Approved, the Charter Approval Proposal Will
	Have No Effect.	Management	For	Voted - For
4A.	Increase in Authorized Stock - Proposal to Change
the Capital Structure of the Company from (i)
70,000,000 Class A Common Stock, 12,500,000 Class B
Common Stock and 1,000,000 Preferred Stock, Each
Par Value $0.0001 Per Share, to (ii)
990,000,000,000 Shares of Common Stock and
10,000,000 Shares of Preferred Stock, Each Par
Value $0.0001 Per Share. the Single Class of Common
Stock of the Company is Entitled to One Vote for
Each Share of Common Stock Held of Record by Such
Holder on All Matters on (due to Space Limits,
	See Proxy Statement for Full Proposal).	Management	For	Voted - For
4B.	Adoption of Supermajority Vote Requirement to Amend
the Second Amended and Restated Certificate of
Incorporation - Proposal to Require at Least 66

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

2/3% of the Voting Power of All the Then-
Outstanding Shares of Capital Stock Entitled to
Vote Generally in the Election of Directors Will be
Required for Stockholders, Voting As A Single
Class, for the Amendment, Repeal Or Modification of
the Following Provisions of the Second Amended and
Restated Certificate of Incorporation of the
Company: (i) (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
4C.	Removal of Directors - Proposal to Provide That,
Subject to the Rights of the Holders of Any
Outstanding Series of Preferred Stock, Any Director
Or the Entire Board of Directors, May be Removed,
for Cause, by the Affirmative Vote of at Least 66
2/3% of the Voting Power of the Stock Outstanding
	and Entitled to Vote Thereon.	Management	For	Voted - For
4D.	Action by Written Consent of Stockholders -
Proposal to Eliminate the Right of Stockholders to
	Act by Written Consent.	Shareholder	For	Voted - For
5.1	Director: Benjamin G. Wolff	Management	For	Voted - For
5.2	Director: Brian D. Finn	Management	For	Voted - For
5.3	Director: Peter Klein	Management	For	Voted - For
5.4	Director: Laura J. Peterson	Management	For	Voted - For
5.5	Director: Eric T. Olson	Management	For	Voted - For
5.6	Director: Dennis Weibling	Management	For	Voted - For
5.7	Director: Matthew Shigenobu Muta	Management	For	Voted - For
5.8	Director: Priya Balasubramaniam	Management	For	Voted - For
6.	Incentive Plan Proposal - Proposal to Approve the
Incentive Plan, Including the Authorization of the
Initial Share Reserve Under the Incentive Plan in
the Form Attached As Annex E to the Proxy
Statement. the Incentive Plan Proposal is
Conditioned on the Approval of Each of the Business
Combination Proposal, Nyse Proposal, and the
Charter Approval Proposal. Therefore, If Each of
the Business Combination Proposal, Nyse Proposal,
and the Charter Approval Proposal is Not Approved,
	the Incentive Plan Proposal Will Have No Effect.	Management	For	Voted - For
7.	Employee Stock Purchase Plan Proposal - Proposal to
Approve the Employee Stock Purchase Plan, Including
the Authorization of the Initial Share Reserve
Under the Employee Stock Purchase Plan in the Form
Attached As Annex F to the Proxy Statement. the
Employee Stock Purchase Plan Proposal is
Conditioned on the Approval of Each of the Business
Combination Proposal, Nyse Proposal, and the
Charter Approval Proposal. Therefore, If Each of
the Business Combination Proposal, Nyse Proposal,
and the (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
8.	Adjournment Proposal - A Proposal to Adjourn the
Special Meeting to A Later Date Or Dates, If
Necessary, to Permit Further Solicitation and Vote
of Proxies If There are Insufficient Votes For, Or
Otherwise in Connection With, the Approval of the
103

RiverPark Short Term High Yield Fund

	Proposal		Proposed by	Mgt. Position	Registrant Voted

Business Combination Proposal, the Nyse Proposal,
the Charter Approval Proposal, the Governance
Proposal, the Director Election Proposal, the
Incentive Plan Proposal Or the Employee Stock
Purchase Plan Proposal. the Adjournment Proposal is
Not (due to Space Limits, See Proxy Statement
	for Full Proposal).		Management	For	Voted - For

SCVX CORP.

	Security ID: G79448208	Ticker: SCVX

	Meeting Date: 25-Jan-22	Meeting Type: Special

1.	Extension Proposal - Extend the Date That the
Company Has to Consummate A Business Combination
	from January 28, 2022 to July 28, 2022.		Management	For	Voted - For
2.	Adjournment Proposal - Adjourn the Extraordinary
General Meeting to A Later Date Or Dates, If
Necessary, to Permit Further Solicitation and Vote
of Proxies in the Event That There are Insufficient
Votes For, Or Otherwise in Connection With, the
	Approval of Proposal 1.		Management	For	Voted - For

SEAPORT GLOBAL ACQUISITION CORP.

	Security ID: 812227106	Ticker: SGAM

	Meeting Date: 20-Oct-21	Meeting Type: Special

1)	The Business Combination Proposal - to Approve and
Adopt the Business Combination Agreement, Dated As
of May 16, 2021 and Amended September 24, 2021 (as
the Same May be Amended from Time to Time, the
"business Combination Agreement"), by and Among
Sgac, Seaport Merger Sub Llc ("merger Sub"),
Redwood Holdco, Lp ("parent") and Redwood
Intermediate, Llc ("redbox"), Which Provides For,
Among Other Things, Sgac Acquiring Certain Equity
Interests of Redbox from Parent,its Sole Member,
(due to Space Limits, See Proxy Statement for
	Full Proposal).		Management	For	Voted - For
2)	The Charter Amendment Proposal - to Approve and
Adopt, Assuming the Business Combination Proposal
is Approved and Adopted, the Second Amended and
Restated Certificate of Incorporation of Sgac (the
"proposed Charter"), Which, If Approved, Would Take
Effect Upon the Closing of the Business Combination
	(the "closing").		Management	For	Voted - For
3A)	Advisory Charter Proposal A - to Authorize an
Additional 490,000,000 Shares of Common Stock,
Which Would Consist of (i) Increasing the Number of
Shares of Class A Common Stock from 100,000,000
Shares to 500,000,000 Shares and (ii) Increasing
the Number of Shares of Class B Common Stock from
	10,000,000 Shares to 100,000,000 Shares.		Management	For	Voted - For

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

3B)	Advisory Charter Proposal B - to Amend the Terms of
the Class B Common Stock to Provide That the Class
B Common Stock Will Convey No Economic Rights But
Will Entitle Its Holder to Vote on All Matters to
be Voted on by Stockholders Generally in Order to
	Implement our "up-c" Structure.	Management	For	Voted - For
3C)	Advisory Charter Proposal C - to Provide for the
Waiver of the Corporate Opportunity Doctrine for
Apollo and Its Affiliates, Which Specifically
Contemplates Their Ongoing Business Activities and
	Arrangements.	Management	For	Voted - For
3D)	Advisory Charter Proposal D - to Provide That
Actions Under the Proposed Charter Relating to the
Nomination and Election of Directors are Subject to
the Stockholders Agreement to be Entered Into Among
Sgac and Certain Stockholders of Sgac Upon the
	Closing of the Business Combination.	Management	For	Voted - For
3E)	Advisory Charter Proposal E - to Prohibit Certain
Stockholders from Acting by Written Consent by
Specifying That Any Action Required Or Permitted to
be Taken by Stockholders Must be Effected by A Duly
Called Annual Or Special Meeting and May Not be
	Effected by Written Consent.	Management	For	Voted - For
3F)	Advisory Charter Proposal F - to Change the
Stockholder Vote Required from the Affirmative Vote
of the Holders of at Least A Majority of the
Outstanding Common Stock Entitled to Vote Thereon
to the Affirmative Vote of the Holders of at Least
66 2/3%of the Voting Power of the Outstanding
Shares of Capital Stock Entitled to Vote Thereon,
Voting Together As A Single Class, to Amend the
	Proposed Charter.	Management	For	Voted - For
3G)	Advisory Charter Proposal G - to Change the
Stockholder Vote Required from the Affirmative Vote
of the Holders of at Least A Majority of the
Outstanding Common Stock Entitled to Vote Thereon
to the Affirmative Vote of the Holders of at Least
66 2/3%of the Voting Power of the Outstanding
Voting Stock Entitled to Vote Thereon for the
	Removal of Directors.	Management	For	Voted - For
3H)	Advisory Charter Proposal H - to Provide for
Certain Additional Changes, Including, Among Other
Things, (i) Changing the Post-business Combination
Company's Corporate Name from "seaport Global
Acquisition Corp." to "redbox Entertainment Inc."
and Making the Company's Corporate Existence
Perpetual and (ii) Removing Certain Provisions
Related to our Status As A Blank Check Company That
Will No Longer Apply Upon Consummation of the
Business Combination All of Which our Board of
Directors (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
4)	The Nasdaq Proposal - to Approve, Assuming the
Business Combination Proposal and the Charter
Amendment Proposal are Approved and Adopted, for
Purposes of Complying with the Applicable
105

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Provisions of Nasdaq Listing Rule 5635(d), the
Issuance of More Than 20% of Common Stock in
	Connection with the Business Combination.	Management	For	Voted - For
5.1	Director: Vikas M. Keswani	Management	For	Voted - For
5.2	Director: Michael Redd	Management	For	Voted - For
5.3	Director: David B. Sambur	Management	For	Voted - For
5.4	Director: Jay Burnham	Management	For	Voted - For
5.5	Director: Galen C. Smith	Management	For	Voted - For
5.6	Director: Lee J. Solomon	Management	For	Voted - For
5.7	Director: Charles Yamarone	Management	For	Voted - For
5.8	Director: Reed Rayman	Management	For	Voted - For
5.9	Director: Kimberly Kelleher	Management	For	Voted - For
6)	The Incentive Plan Proposal - to Approve and Adopt,
Assuming the Condition Precedent Proposals are
Approved and Adopted, the Incentive Plan (as
	Defined in the Proxy Statement).	Management	For	Voted - For
7)	The Adjournment Proposal - to Approve the
Adjournment of the Special Meeting to A Later Date
Or Dates, If Necessary Or Appropriate, to Permit
Further Solicitation and Vote of Proxies in the
Event That There are Insufficient Votes For, Or
Otherwise in Connection With, the Approval of Any
of the Condition Precedent Proposals Or the
	Incentive Plan Proposal.	Management	For	Voted - For

SEVEN OAKS ACQUISITION CORP

Security ID: 81787X106	Ticker: SVOK

Meeting Date: 07-Dec-21	Meeting Type: Special

1.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve the Agreement and
Plan of Merger (as the Same May be Amended And/or
Restated from Time to Time, the "business
Combination Agreement"), Dated June 13, 2021, by
and Among Seven Oaks, Blossom Merger Sub, Inc., A
Wholly Owned Subsidiary of Seven Oaks ("merger
Sub"), Blossom Merger Sub II, Llc, A Wholly Owned
Subsidiary of Seven Oaks ("merger Sub II"), and
Giddy Inc. (d/b/a Boxed), A Delaware Corporation
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
2.	Organizational Documents Proposal - to Consider and
Vote Upon A Proposal to Approve, Assuming the
Business Combination Proposal is Approved and
Adopted, the Proposed Amended and Restated
Certificate of Incorporation and the Proposed
Amended and Restated Bylaws of Seven Oaks, Which
Will be Renamed "boxed, Inc." ("new Boxed") in
	Connection with the Business Combination.	Management	For	Voted - For
3A.	Advisory Organizational Documents Proposal - to
Authorize the Change in the Authorized Capital
Stock of Seven Oaks from 380,000,000 Shares of
Class A Common Stock, Par Value $0.0001 Per Share,

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

20,000,000 Shares of Class B Common Stock, Par
Value $0.0001 Per Share, and 1,000,000 Shares of
Preferred Stock, Par Value $0.0001 Per Share, to
600,000,000 Shares of Common Stock, Par Value
$0.0001 Per Share, of New Boxed and 60,000,000
Shares of Preferred Stock, Par Value $0.0001 Per
	Share, of New Boxed.	Management	For	Voted - For
3B.	Advisory Organizational Documents Proposal - to
Authorize All Other Changes in Connection with the
Replacement of the Current Organizational Documents
with the Proposed Organizational Documents in
Connection with the Consummation of the Business
Combination, Including (1) Changing the Corporate
Name from "seven Oaks Acquisition Corp." to "boxed,
Inc.", (2) Making New Boxed's Corporate Existence
Perpetual, (3) Electing Not to be Governed by
Section 203 of the Dgcl And, Instead, to be
Governed (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
4.	The Stock Issuance Proposal - to Consider and Vote
Upon A Proposal to Approve, Assuming the Business
Combination Proposal and the Organizational
Documents Proposal are Approved and Adopted, for
the Purposes of Complying with the Applicable
Listing Rules of Nasdaq, the Issuance of (x) Shares
of New Boxed Common Stock Pursuant to the Terms of
the Business Combination Agreement, (y) Shares of
Seven Oaks Class A Common Stock to Certain
Institutional and Other Investors in Connection
with the (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
5.	The Incentive Award Plan Proposal - to Consider and
Vote Upon A Proposal to Approve, Assuming the
Business Combination Proposal, the Organizational
Documents Proposal and the Stock Issuance Proposal
are Approved and Adopted, the Boxed, Inc. 2021
Incentive Award Plan (the "incentive Award Plan"),
Including the Authorization of the Initial Share
	Reserve Under the Incentive Award Plan.	Management	For	Voted - For
6.	The Espp Proposal - to Consider and Vote Upon A
Proposal to Approve, Assuming the Business
Combination Proposal, the Organizational Documents
Proposal and the Stock Issuance Proposal are
Approved and Adopted, the Boxed, Inc. 2021 Employee
Stock Purchase Plan (the "esp Plan"), Including the
Authorization of the Initial Share Reserve Under
	the Esp Plan.	Management	For	Voted - For
7.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Approve the Adjournment of the
Special Meeting to A Later Date Or Dates, If
Necessary, to Permit Further Solicitation and Vote
of Proxies If, Based Upon the Tabulated Vote at the
Time of the Special Meeting, Any of the Business
Combination Proposal, the Organizational Documents
Proposal, the Stock Issuance Proposal, the
Incentive Plan Proposal and the Espp Proposal Would

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Not be Duly Approved and Adopted by our (due to
Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For

SOARING EAGLE ACQUISITION CORP.

Security ID: G8354H126 Ticker: SRNG

Meeting Date: 14-Sep-21	Meeting Type: Special

1.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve and Adopt, by Way
of Ordinary Resolution, the Agreement and Plan of
Merger, Dated As of May 11, 2021 (as May be
Amended, Restated, Supplemented Or Otherwise
Modified from Time to Time, the "merger
Agreement"), by and Among Srng, Seac Merger Sub
Inc., A Delaware Corporation and A Wholly Owned
Subsidiary of Srng ("merger Sub"), and Ginkgo
Bioworks, Inc. A Delaware Corporation ("ginkgo"),
Pursuant to Which, Among Other (due to Space
	Limits, See Proxy Statement for Full Proposal).	Management	For	Voted - For
2.	The Domestication Proposal - to Consider and Vote
Upon A Proposal to Approve, by Way of Special
Resolution in Accordance with Article 49 of Srng's
Amended and Restated Articles of Association,
Assuming the Business Combination Proposal is
Approved and Adopted, the Transfer of Srng by Way
of Continuation to Delaware Pursuant to Part Xii of
the Companies Act (revised) of the Cayman Islands
and Section 388 of the General Corporation Law of
the State of Delaware And, (due to Space Limits,
	See Proxy Statement for Full Proposal).	Management	For	Voted - For
3.	The Governing Documents Proposal - to Consider and
Vote Upon A Proposal to Approve and Adopt, by Way
of Special Resolution, Assuming the Business
Combination Proposal and the Domestication Proposal
are Approved and Adopted, the Proposed Certificate
of Incorporation of Srng (the "proposed Charter"),
and the Proposed Bylaws of Srng (the "proposed
Bylaws"), Which Together Will Replace Srng's
Amended and Restated Memorandum and Articles of
Association, Dated October 22, 2020 (the "current
Charter"), (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
4A.	Advisory Governing Documents Proposal A - Under the
Proposed Charter, New Ginkgo Will be Authorized to
Issue 16,000,000,000 Shares of Capital Stock,
Consisting of (i) 15,800,000,000 Shares of Common
Stock, Including 10,500,000,000 Shares of New
Ginkgo Class A Common Stock, Par Value $0.0001 Per
Share ("new Ginkgo Class A Common Stock"),
4,500,000,000 Shares of New Ginkgo Class B Common
Stock, Par Value $0.0001 Per Share ("new Ginkgo
Class B Common Stock"), and 800,000,000 Shares of

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

New Ginkgo Class C (due to Space Limits, See
	Proxy Statement for Full Proposal).	Management	For	Voted - For
4B.	Advisory Governing Documents Proposal B - Holders
of Shares of New Ginkgo Class A Common Stock Will
be Entitled to Cast One Vote Per Share of New
Ginkgo Class A Common Stock on Each Matter Properly
Submitted to New Ginkgo's Stockholders Entitled to
Vote, Holders of Shares of New Ginkgo Class B
Common Stock Will be Entitled to Cast 10 Votes Per
Share of New Ginkgo Class B Common Stock on Each
Matter Properly Submitted to New Ginkgo's
Stockholders Entitled to Vote and Holders of Shares
of New (due to Space Limits, See Proxy Statement
	for Full Proposal).	Management	For	Voted - For
4C.	Advisory Governing Documents Proposal C - the
Number of Directors Constituting the New Ginkgo
Board of Directors (the "new Ginkgo Board") Shall
be Fixed from Time to Time Solely by Resolution of
the New Ginkgo Board and the Holders of Shares of
New Ginkgo Class B Common Stock Shall be Entitled
to Nominate and Elect One-quarter of the Total
Number of Directors of New Ginkgo (the "class B
Directors") for So Long As the Outstanding Number
of Shares of Class B Common Stock Continue to
Represent (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
4D.	Advisory Governing Documents Proposal D - (i) the
Number of Authorized Shares of New Ginkgo Class A
Common Stock, New Ginkgo Class B Common Stock and
New Ginkgo Class C Common Stock May be Increased by
the Affirmative Vote of the Holders of Shares
Representing A Majority of the Voting Power of All
of the Outstanding Shares of Capital Stock of New
Ginkgo Entitled to Vote Thereon, Irrespective of
the Provisions of Section 242(b) (2) of the Dgcl
(or Any Successor Provision Thereto), (ii) the
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
4E.	Advisory Governing Documents Proposal E -
Authorization of All Other Changes in the Proposed
Charter and the Proposed Bylaws, Including (1)
Adopting Delaware As the Exclusive Forum for
Certain Stockholder Litigation and the Federal
District Courts of the United States As the
Exclusive Forum for Certain Other Stockholder
Litigation, in Each Case Unless New Ginkgo
Expressly Consents in Writing to the Selection of
an Alternative Forum, (2) Electing Not to be
	Governed by Section 203 of the Dgcl and	(due to
Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
4F.	Advisory Governing Documents Proposal F -
Authorization of an Amendment to the Proposed
Charter in Order to Change the Corporate Name of
"soaring Eagle Acquisition Corp." to "ginkgo

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Bioworks Holdings, Inc." in Connection with the
	Consummation of the Business Combination.	Management	For	Voted - For
5.	The Director Election Proposal - for Holders of
Srng Class B Ordinary Shares, to Consider and Vote
Upon A Proposal to Approve, by Way of Ordinary
Resolution, Assuming the Business Combination
Proposal, the Domestication Proposal and the
Governing Documents Proposal are Approved and
Adopted, to Elect Seven Directors to Serve on the
New Ginkgo Board; Provided That As Long As the
Outstanding Number of Shares of New Ginkgo Class B
Common Stock Continue to Represent at Least 2% of
the (due to Space Limits, See Proxy Statement
	for Full Proposal).	Management	For	Voted - For
6.	The Stock Issuance Proposal - to Consider and Vote
Upon A Proposal to Approve, by Way of Ordinary
Resolution, Assuming the Business Combination
Proposal, the Domestication Proposal, the Governing
Documents Proposal and the Director Election
Proposal are Approved and Adopted, for the Purposes
of Complying with the Applicable Listing Rules of
Nasdaq, the Issuance of (x) Shares of New Ginkgo
Class A Common Stock Pursuant to the Terms of the
Merger Agreement and (y) Shares of New Srng Class A
Common Stock (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
7.	The Incentive Plan Proposal - to Consider and Vote
Upon A Proposal to Approve by Way of Ordinary
Resolution, Assuming the Business Combination
Proposal, the Domestication Proposal, the Governing
Documents Proposal, the Director Election Proposal
and the Stock Issuance Proposal are Approved and
Adopted, the Ginkgo Bioworks Holdings, Inc. 2021
Incentive Award Plan (the "2021 Plan"), Including
the Authorization of the Initial Share Reserve
Under the 2021 Plan (we Refer to Such Proposal As
	the "incentive Plan Proposal").	Management	For	Voted - For
8.	The Espp Proposal - to Consider and Vote Upon A
Proposal to Approve by Way of Ordinary Resolution,
Assuming the Business Combination Proposal, the
Domestication Proposal, the Governing Documents
Proposal, the Director Election Proposal, the Stock
Issuance Proposal and the Incentive Plan Proposal
are Approved and Adopted, the Ginkgo Bioworks
Holdings, Inc. 2021 Employee Stock Purchase Plan
(the "espp"), Including the Authorization of the
Initial Share Reserve Under the Espp (the "espp
	Proposal").	Management	For	Voted - For
9.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Approve by Way of Ordinary
Resolution the Adjournment of the Special Meeting
to A Later Date Or Dates, If Necessary, to Permit
Further Solicitation and Vote of Proxies If, Based
Upon the Tabulated Vote at the Time of the Special
Meeting, Any of the Business Combination Proposal,
the Domestication Proposal, the Governing Documents

110

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Proposal, the Director Election Proposal, the Stock
Issuance Proposal, the Incentive Plan (due to
Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For

STAR PEAK CORP II

Security ID: 855179107	Ticker: STPC

Meeting Date: 28-Sep-21	Meeting Type: Special

1.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve and Adopt the
Agreement and Plan of Merger, Dated As of May 8,
2021 (as It May be Amended And/or Restated from
Time to Time, the "merger Agreement"), by and Among
the Star Peak Corp II (the "company" Or "stpc" And,
Following the Consummation of the Merger (as
Defined Below), "new Benson Hill"), Stpc II Merger
Sub Corp., A Delaware Corporation and Wholly-owned
Subsidiary of Stpc ("merger Sub"), and Benson Hill,
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
2.	The Charter Proposal - to Approve the Elimination
of the Class B Common Stock Classification and
	Provide for A Single Class of Common Stock.	Management	For	Voted - For
3.	The Charter Proposal - to Provide That Amendments
to the Company's Waiver of Corporate Opportunities
Will Only be Prospective Only and Provide Certain
Other Clarificatory Amendments to the Waiver of
	Corporate Opportunities Provision.	Management	For	Voted - For
4.	The Charter Proposal - to Provide That, Prior to
the Third Anniversary of the Closing of the Merger,
the Affirmative Vote of at Least 66 2/3% of the
Voting Power of the Outstanding Shares of Capital
Stock Outstanding and Entitled to Vote Thereon,
Voting Together As A Single Class, Shall be
Required to (a) Adopt, Amend Or Repeal the Bylaws
by Action of the Stockholders of New Benson Hill,
Or (b) to Amend Or Repeal Any Provision of the
Proposed Charter in Article V (board of (due to
Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
5.	The Charter Proposal - Conditioned Upon the
Approval of Proposals No. 2 Through No. 4 Above, A
Proposal to Approve the Proposed Charter, Which
Includes the Approval of All Other Changes in the
Proposed Charter in Connection with Replacing the
Existing Charter with the Proposed Charter,
Including Changing Stpc's Name from "star Peak Corp
II" to "benson Hill, Inc." As of the Closing of the
	Merger.	Management	For	Voted - For
6.	The Nyse Proposal - to Consider and Vote Upon A
Proposal to Approve, for Purposes of Complying with
Applicable Listing Rules of the New York Stock
Exchange: (i) the Issuance of Shares of New Benson
111

RiverPark Short Term High Yield Fund

Proposal			Proposed by	Mgt. Position	Registrant Voted

Hill Common Stock Immediately Following the
Consummation of the Merger, Pursuant to the Pipe
Agreements (as Defined in the Proxy Statement);
(ii) the Issuance of Shares of New Benson Hill
Common Stock Pursuant to the Merger Agreement; and
(iii) the Related Change of Control of Stpc That
Will Occur (due to Space Limits, See Proxy
		Statement for Full Proposal).	Management	For	Voted - For
7.		The Incentive Plan Proposal - to Consider and Vote
Upon A Proposal to Approve and Adopt the New Benson
		Hill 2021 Omnibus Incentive Plan.	Management	For	Voted - For
8.		The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Adjourn the Stpc Special Meeting
to A Later Date Or Dates, If Necessary, to Permit
Further Solicitation and Vote of Proxies If, Based
Upon the Tabulated Vote at the Time of the Stpc
Special Meeting, There are Not Sufficient Votes to
Approve the Business Combination Proposal, the
Charter Proposals, the Nyse Proposal Or the
Incentive Plan Proposal, Or Holders of Stpc's Class
A Common Stock Have Elected to Redeem an Amount of
Class A (due to Space Limits, See Proxy
		Statement for Full Proposal).	Management	For	Voted - For

TAILWIND ACQUISITION CORP.

Security ID: 87403Q102		Ticker: TWND

Meeting Date: 17-Aug-21		Meeting Type: Special

1.		The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve the Business
Combination Agreement, Dated As of March 1, 2021,
by and Among Tailwind Acquisition Corp., A Delaware
Corporation ("tailwind"), Compass Merger Sub, Inc.,
A Delaware Corporation and Wholly Owned Subsidiary
of Tailwind ("merger Sub"), Qomplx, Inc., A
Delaware Corporation ("qomplx") and Rationem, Llc,
A Delaware Limited Liability Company, in Its
Capacity As the Representative of the Stockholders
	of Qomplx and	(due to Space Limits, See Proxy
		Statement for Full Proposal).	Management	For	Voted - For
2.		The Charter Proposal - to Consider and Vote Upon A
Proposal to Approve New Qomplx's (as Defined in the
Proxy Statement/ Prospectus) Amended and Restated
Certificate of Incorporation, to be Approved and
Adopted in Connection with the Business
Combination, A Form of Which is Attached to the
Proxy Statement/prospectus As Annex B (the "post-
		Closing New Qomplx Certificate of Incorporation").	Management	For	Voted - For
3.		Governing Documents Proposal - to Decrease the
Number of Authorized Shares of Tailwind from
		551,000,000 to 501,000,000.	Management	For	Voted - For
4.		Governing Documents Proposal - to Eliminate the
Classification of Tailwind's Class B Common Stock,
		Par Value $0.0001 Per Share.	Management	For	Voted - For
112

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

5.	Governing Documents Proposal - to Provide That the
Number of Authorized Shares of Common Stock Or
Preferred Stock May be Increased Or Decreased by
the Affirmative Vote of the Holders of at Least A
Majority of the Voting Power of the Stock
Outstanding and Entitled to Vote Thereon
Irrespective of the Provisions of Section 242(b)(2)
	of the Delaware General Corporation Law.	Management	For	Voted - For
6.	Governing Documents Proposal - to Remove the
Provisions Regarding the Doctrine of Corporate
Opportunity from the Post- Closing New Qomplx
	Certificate of Incorporation.	Management	For	Voted - For
7.	Governing Documents Proposal - to Provide That the
Vote of Two- Thirds of the Voting Power of the
Stock Outstanding and Entitled to Vote Thereon,
Voting Together As A Single Class, Shall be
Required to Adopt, Amend Or Repeal Any Portion of
Post-closing New Qomplx Certificate of
Incorporation Inconsistent with Article V(b)
(preferred Stock), Article Vi, Article Vii, Article
Viii, Article Ix, Article X and Article Xi of the
Post-closing New Qomplx Certificate of
	Incorporation.	Management	For	Voted - For
8.	The Nyse Proposal - to Consider and Vote Upon A
Proposal to Approve, for Purposes of Complying with
Applicable Listing Rules of the New York Stock
Exchange, the Issuance of Shares of Class A Common
	Stock, Par Value $0.0001 Per Share, of New Qomplx.	Management	For	Voted - For
9.	The Incentive Plan Proposal - to Consider and Vote
Upon A Proposal to Approve and Adopt the 2021
	Qomplx, Inc. Incentive Equity Plan.	Management	For	Voted - For
10.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Adjourn the Tailwind Special
Meeting to A Later Date Or Dates, If Necessary, to
Permit Further Solicitation and Vote of Proxies If,
Based Upon the Tabulated Vote at the Time of the
Tailwind Special Meeting, There are Not Sufficient
Votes to Approve Any of the Business Combination
Proposal, the Charter Proposal, the Nyse Proposal
Or the Incentive Plan Proposal, Or Holders of
Tailwind's Class A Common Stock Have Elected to
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For

THAYER VENTURES ACQUISITION CORPORATION

Security ID: 88332T100	Ticker: TVAC

Meeting Date: 08-Feb-22	Meeting Type: Special

1.	The "business Combination Proposal" - to Consider
and Vote Upon A Proposal to Approve and Adopt the
Business Combination Agreement, Dated As of June
30, 2021, (as May be Further Amended from Time to
Time, the "business Combination Agreement"), by and
Among Thayer, the Blocker Merger Subs, the Company

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Merger Sub, the Blockers and Inspirato, Pursuant to
Which the Blocker Mergers Will be Effected And,
Immediately Following the Blocker Mergers, Company
Merger Sub Will Merge with and Into Inspirato,
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
2.	The "charter Proposal" - to Consider and Vote Upon
A Proposal to Adopt the Proposed Certificate of
Incorporation in the Form Attached As Annex B to
	the Accompanying Proxy Statement.	Management	For	Voted - For
3A.	Name Change Charter Amendment - to Change Thayer's
	Name to "inspirato Incorporated".	Management	For	Voted - For
3B.	Authorized Share Charter Amendment - to Increase
the Number of Authorized Shares of our Class A
Common Stock, to Authorize A New Class of Common
Stock Called the Class V Common Stock, and to
Increase the Number of Authorized Shares of our
	"blank Check" Preferred Stock.	Management	For	Voted - For
3C.	Actions by Stockholders Charter Amendment - to
Require That Stockholders Only Act at Annual and
Special Meeting of the Corporation and Not by
	Written Consent.	Management	For	Voted - For
3D.	Corporate Opportunity Charter Amendment - to
Eliminate the Current Limitations in Place on the
	Corporate Opportunity Doctrine.	Management	For	Voted - For
3E.	Voting Thresholds Charter Amendment - to Increase
the Required Vote Thresholds for Stockholders
Approving Amendments to the Proposed Certificate of
	Incorporation and the Proposed Bylaws to 66 2/3%.	Management	For	Voted - For
3F.	Classified Board Amendment - to Provide That the
Pubco Board be Divided Into Three Classes with Only
One Class of Directors Being Elected in Each Year
	and Each Class Serving A Three-year Term.	Management	For	Voted - For
3G.	Additional Governance Amendments - to Approve All
Other Changes in Connection with the Replacement of
the Existing Thayer Bylaws and Existing Thayer
Certificate of Incorporation with the Proposed
Certificate of Incorporation and the Proposed
Bylaws, Including Adopting Delaware As the
	Exclusive Forum for Certain Shareholder Litigation.	Management	For	Voted - For
4.	The "incentive Plan Proposal" - to Consider and
Vote Upon A Proposal to Approve the Inspirato 2021
Equity Incentive Plan, Including the Authorization
	of the Initial Share Reserve Under Such Plan.	Management	For	Voted - For
5.	The "espp Proposal" - to Consider and Vote Upon A
Proposal to Approve the Inspirato 2021 Employee
Stock Purchase Plan, Including the Authorization of
	the Initial Share Reserve Under Such Plan.	Management	For	Voted - For
6A.	Merger Shares Issuance - to Issue Combined Company
Class A Common Stock and Combined Company Class V
Common Stock in Connection with the Mergers
	Pursuant to the Business Combination Agreement.	Management	For	Voted - For
6B.	Pipe Shares Issuance - to Issue Thayer Class A
Common Stock to the Investors in the Pipe (as
	Defined in the Accompanying Proxy Statement).	Management	For	Voted - For

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

7.	The "adjournment Proposal" - A Proposal to Adjourn
the Special Meeting of Thayer's Stockholders to A
Later Date Or Dates, If Necessary, to Permit
Further Solicitation and Vote of Proxies If, Based
Upon the Tabulated Vote at the Time of the Special
Meeting, There are Not Sufficient Votes to Approve
One Or More Proposals Presented to Stockholders for
	Vote at Such Special Meeting.	Management	For	Voted - For

THIMBLE POINT ACQUISITION CORP.

Security ID: 88408P107	Ticker: THMA

Meeting Date: 30-Nov-21	Meeting Type: Special

1.	A Proposal to (a) Approve and Adopt the Business
Combination Agreement, Dated As of June 21, 2021
(as It May be Amended, Supplemented Or Otherwise
Modified from Time to Time in Accordance with Its
Terms, the "business Combination Agreement"), by
and Among Thma, Oz Merger Sub, Inc., A Delaware
Corporation and Wholly-owned Subsidiary of Thma
("merger Sub"), and Pear Therapeutics, Inc., A
Delaware Corporation ("pear"), and (b) Approve the
Transactions Contemplated Thereby, Including
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
2.	A Proposal to Amend the Current Certificate of
Incorporation of Thma (the "current Charter") and
Adopt the Second Amended and Restated Certificate
of Incorporation (the "proposed Charter") to be
Effective Upon the Consummation of the Merger (the
"closing") Which Will Include Amendments to (a)
Increase the Number of Authorized Shares of Thma's
Capital Stock, Par Value $0.0001 Per Share, from
221,000,000 Shares, Consisting of (i) 220,000,000
Shares of Common Stock, Including 200,000,000
Shares (due to Space Limits, See Proxy Statement
	for Full Proposal).	Management	For	Voted - For
3.	On A Non-binding Advisory Basis, A Separate
Proposal with Respect to Certain Governance
Provisions in the Proposed Charter in Accordance
with Securities and Exchange Commission Guidance.
the Proposed Charter, and the Provisions That are
the Subject of This Proposal, is Further Described
in the Proxy Statement for the Special Meeting and
A Copy of the Proposed Charter is Attached As Annex
	B to the Proxy Statement.	Management	For	Voted - For
4.1	Director: Zack Lynch	Management	For	Voted - For
4.2	Director: Kirthiga Reddy	Management	For	Voted - For
4.3	Director: Andrew J. Schwab	Management	For	Voted - For
4.4	Director: Alison Bauerlein	Management	For	Voted - For
4.5	Director: Nancy Schlichting	Management	For	Voted - For
4.6	Director: Jorge Gomez	Management	For	Voted - For
4.7	Director: Corey Mccann	Management	For	Voted - For

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

5.	A Proposal to Approve, in Connection with the
Merger, for Purposes of Complying with Applicable
Listing Rules of the Nasdaq Stock Market
("nasdaq"), the Issuance And/or Sale of (a) Up to
132,395,625 Thma Class A Common Shares to the
Holders of Pear's Capital Stock Pursuant to the
Business Combination Agreement and the Reservation
for Issuance of Thma Class A Common Shares Subject
to Rollover Options (as Defined in the Proxy
Statement) Pursuant to the Business Combination
Agreement (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
6.	A Proposal to Approve and Adopt the Pear Holdings
Corp. 2021 Stock Option and Incentive Plan (the
"2021 Plan"), A Copy of Which is Attached As Annex
K to the Proxy Statement, and the Material Terms
	Thereunder.	Management	For	Voted - For
7.	A Proposal to Approve and Adopt the Pear Holdings
Corp. Employee Stock Purchase Plan (the "2021
Espp"), A Copy of Which is Attached As Annex L to
the Proxy Statement, and the Material Terms
	Thereunder.	Management	For	Voted - For
8.	A Proposal to Approve the Adjournment of the
Special Meeting to A Later Date Or Dates, If
Necessary, to Permit Further Solicitation and Vote
of Proxies in the Event That There are Insufficient
Votes For, Or Otherwise in Connection With,
	Proposals 1-2 and 4-7.	Management	For	Voted - For

VIRGIN GROUP ACQUISITION CORP. II

Security ID: G9460K102 Ticker: VGII

Meeting Date: 14-Jun-22	Meeting Type: Special

1.	The Business Combination Proposal- Resolved, As an
Ordinary Resolution, That Vgac II's Entry Into That
Certain Agreement and Plan of Merger, Dated As of
December 7, 2021, As Amended and Restated on March
31, 2022 (as May be Further Amended, Supplemented,
Or Otherwise Modified from Time to Time, the
"merger Agreement"), by and Among Vgac II,
Treehouse Merger Sub, Inc., A Delaware Corporation
and Wholly Owned Direct Subsidiary of Vgac II
("vgac II Merger Sub I"), Treehouse Merger Sub II,
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
2.	The Domestication Proposal-resolved, As A Special
Resolution, That Vgac II be Transferred by Way of
Continuation to Delaware Pursuant to Part Xii of
the Companies Act (as Revised) of the Cayman
Islands and Section 388 of the General Corporation
Law of the State of Delaware ("dgcl") And,
Immediately Upon Being De- Registered in the Cayman
Islands, Vgac II be Continued and Domesticated As A
Public Benefit Corporation Under the Laws of the
116

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

State of Delaware And, Conditioned Upon, and with
Effect (due to Space Limits, See Proxy Material
	for Full Proposal).	Management	For	Voted - For
3.	Charter Amendment Proposal-resolved, As A Special
Resolution, That the Existing Amended and Restated
Memorandum and Articles of Association of Vgac II
(together, the "existing Governing Documents") be
Amended and Restated by the Deletion in Their
Entirety and the Substitution in Their Place of the
Proposed New Certificate of Incorporation, A Copy
of Which is Attached to the Proxy Statement/consent
Solicitation Statement/prospectus As Annex C (the
"proposed Certificate of Incorporation") and the
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
4.	Governing Documents Proposal A- Resolved, As A
Non-binding, Advisory Resolution, That the Change
in the Authorized Share Capital of Vgac II from (i)
Us$22,100 Divided Into 200,000,000 Class A Ordinary
Shares, Par Value $0.0001 Per Share, (ii)
20,000,000 Class B Ordinary Shares, Par Value
$0.0001 Per Share, and (iii) 1,000,000 Preference
Shares, Par Value $0.0001 Per Share, to (a)
600,000,000 Shares of New Grove Class A Common
Stock, (b) 200,000,000 Shares of New Grove Class B
Common Stock, (due to Space Limits, See Proxy
	Material for Full Proposal).	Management	For	Voted - For
5.	Governing Documents Proposal B- Resolved, As A
Non-binding, Advisory Resolution, That the
Amendment and Restatement of the Existing Governing
Documents be Approved and That All Other Immaterial
Changes Necessary Or, As Mutually Agreed in Good
Faith by Vgac II and Grove, Desirable in Connection
with the Replacement of the Existing Governing
Documents with the Proposed Certificate of
Incorporation and Proposed Bylaws As Part of the
Domestication (copies of Which are Attached to the
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
6.	Governing Documents Proposal C- Resolved, As A
Non-binding, Advisory Resolution, That the Issuance
of Shares of New Grove Class B Common Stock, Which
Will Allow Holders of New Grove Class B Common
Stock to Cast Ten Votes Per Share of New Grove
	Class B Common Stock be Approved.	Management	For	Voted - For
7.	The Nyse Proposal-resolved, As an Ordinary
Resolution, That for the Purposes of Complying with
the Applicable Provisions of New York Stock
Exchange ("nyse") Listing Rule 312.03, the Issuance
of Shares of New Grove Class A Common Stock, Shares
of New Grove Class B Common Stock and Warrants to
	Purchase New Grove Class A Common Stock be Approved.	Management	For	Voted - For
8.	The Incentive Equity Plan Proposal- Resolved, As an
Ordinary Resolution, That the Grove Collaborative
Holdings, Inc. 2022 Equity and Incentive Plan, A
Copy of Which is Attached to the Proxy

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Statement/consent Solicitation Statement/prospectus
	As Annex I, be Adopted and Approved.	Management	For	Voted - For
9.	Espp Proposal-resolved, As an Ordinary Resolution,
That the Grove Collaborative Holdings, Inc.
Employee Stock Purchase Plan, A Copy of Which is
Attached to the Proxy Statement/consent
Solicitation Statement/prospectus As Annex J, be
	Adopted and Approved.	Management	For	Voted - For
11.	The Adjournment Proposal-resolved, As an Ordinary
Resolution, That the Adjournment of the
Extraordinary General Meeting to A Later Date Or
Dates (a) to the Extent Necessary to Ensure That
Any Required Supplement Or Amendment to the
Accompanying Proxy Statement/consent Solicitation
Statement/prospectus is Provided to Vgac II
Shareholders, (b) in Order to Solicit Additional
Proxies from Vgac II Shareholders in Favor of One
Or More of the Proposals at the Extraordinary
General Meeting, (c) If, As of (due to Space
	Limits, See Proxy Material for Full Proposal).	Management	For	Voted - For

VIRTUOSO ACQUISITION CORP.

Security ID: 92837J104	Ticker: VOSO

Meeting Date: 16-Nov-21	Meeting Type: Special

1.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve the Business
Combination Described in the Accompanying Proxy
Statement/prospectus, Including (a) Adopting the
Agreement and Plan of Merger Dated Effective As of
May 28, 2021 (the "business Combination Agreement")
by and Among Virtuoso, Wejo Group Limited, an
Exempted Company Limited by Shares Incorporated
Under the Laws of Bermuda (the "company"),
Yellowstone Merger Sub, Inc., A Delaware
Corporation and Direct, (due to Space Limits,
	See Proxy Statement for Full Proposal).	Management	For	Voted - For
2.	Organizational Document Proposal - to Consider and
Vote Upon A Proposal to Approve and Adopt the
Second Amended and Restated Certificate of
Incorporation of Virtuoso in the Form Attached to
	the Proxy Statement/prospectus As Annex B.	Management	For	Voted - For
3A.	Stockholder Meeting Quorum - to Approve the
Provision of the Company Bye-laws Which Provides
That in A General Meeting Convened by the Company's
Board of Directors ("company Board"), the Quorum
Required for Such Meeting Remains the Holders of A
Majority of the Issued Shares Entitled to Vote But
Also Requires That at Least Two Shareholders be
Present in Person Or by Proxy Representing the
	Majority of the Shares of the Relevant Class.	Management	For	Voted - For
3B.	Action by Written Consent - to Approve the
Provision of the Company Bye-laws Which Provides
That All Shareholder Action May Only be Taken at an

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Annual General Meeting Or Special General Meeting
of Shareholders and May Not be Taken by Written
	Consent in Lieu of A Meeting.	Management	For	Voted - For
3C.	Removals; Vacancies - to Approve the Provision of
the Company Bye-laws Which Provides That the
Company's Directors May Only be Removed for Cause,
and Only Upon the Affirmative Vote of Holders of at
Least 66 2/3% of the Then Issued and Outstanding
Shares Carrying the Right to Vote at General
Meetings at the Relevant Time. Additionally, That
Subject to the Rights Granted to One Or More Series
of Preference Shares Then Outstanding, Any
Newly-created Directorship on the Company Board
That Results (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
3D.	Variation of Rights of Existing Series of Shares -
to Approve the Provision of the Company Bye-laws
Which Provides That the Company Has More Than One
Class of Shares, the Rights Attaching to Any Class,
Unless Otherwise Provided for by the Terms of Issue
of the Relevant Class, May be Varied Either: (i)
with the Consent in Writing of the Holders of Not
Less Than Seventy-five Percent (75%) of the Issued
Shares of That Class Or (ii) with the Sanction of A
Resolution Passed by A Majority of the Votes
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
3E.	Amendment of the Bylaws/bye-laws - to Approve the
Provision of the Company Bye- Laws Which Provides
That Amendments to the Company Bye-laws Will
Require the Approval of the Company Board and the
Affirmative Vote of A Majority of the Issued and
Outstanding Shares Carrying the Right to Vote at
General Meetings at the Relevant Time. in Addition,
Certain Provisions in the Company Bye-laws,
Including the Provisions Providing for A Classified
Board of Directors (the Election and Term of our
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
3F.	Classified Boards - to Approve the Provisions of
the Company Bye-laws Which Provides That Subject to
the Right of Holders of Any Series of Preference
Shares, the Company Board Will be Divided Into
Three Classes of Directors, As Nearly Equal in
Number As Possible, and with the Directors Serving
Staggered Three-year Terms, with Only One Class of
Directors Being Elected at Each Annual Meeting of
Shareholders. As A Result, Approximately One- Third
	of the Company Board Will be Elected Each Year.	Management	For	Voted - For
4.	Adjournment Proposal - to Consider and Vote Upon A
Proposal to Adjourn the Special Meeting to A Later
Date Or Dates, If Necessary, to Permit Further
Solicitation and Vote of Proxies in the Event That
There are Insufficient Votes For, Or Otherwise in
Connection With, the Approval of the Business

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Combination Proposal, the Organizational Document
	Proposal and the Governance Proposal.	Management	For	Voted - For

VPC IMPACT ACQUISITION HOLDINGS III, INC

Security ID: 91835J108	Ticker: VPCC

Meeting Date: 04-Jan-22	Meeting Type: Special

1.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve the Agreement and
Plan of Merger, Dated As of June 7, 2021 (as It May
be Amended from Time to Time, the "merger
Agreement"), by and Among Vpcc, Dave Inc., A
Delaware Corporation ("dave"), Bear Merger Company
I Inc., A Delaware Corporation and A Direct, Wholly
Owned Subsidiary of Vpcc ("first Merger Sub"), and
Bear Merger Company II Llc, A Delaware Limited
Liability Company and A Direct, Wholly Owned
Subsidiary (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
2.	The Charter Amendment Proposal - to Consider and
Act Upon A Proposal to Adopt the Proposed Second
Amended and Restated Certificate of Incorporation
of the Company (the "proposed Charter") Attached As
Annex B to the Proxy Statement/prospectus (the
	"charter Amendment Proposal").	Management	For	Voted - For
3A.	To Consider and Vote Upon an Amendment to Vpcc's
Existing Charter to Increase the Total Number of
Authorized Shares of All Classes of Capital Stock
from 221,000,000 Shares To, Following the Automatic
Conversion of All Vpcc Class B Common Stock, Par
Value $0.0001 (the "vpcc Class B Common Stock")
Into Vpcc Class A Common Stock, Par Value $0.0001
(the "vpcc Class A Common Stock") Immediately Prior
to the Closing of the Business Combination,
610,000,000 Shares, Which Would Consist of (a)
(due to Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
3B.	To Consider and Vote Upon an Amendment to Vpcc's
Existing Charter to Authorize A Dual Class Common
Stock Structure Pursuant to Which Holders of
Combined Company Class A Common Stock Will be
Entitled to One Vote Per Share and Holders of
Combined Company Class V Common Stock Will be
Entitled to Ten Votes Per Share on Each Matter
Properly Submitted to the Combined Company's
	Stockholders Entitled to Vote.	Management	For	Voted - For
3C.	To Consider and Vote Upon an Amendment to Vpcc's
Existing Charter to Require, with Respect to Any
Vote to Increase Or Decrease the Number of
Authorized Shares of Any Class Or Classes of Stock
(but Not Below the Number of Shares Then
Outstanding), the Affirmative Vote of A Majority of
the Holders of All of the Then-outstanding Shares
of Capital Stock of the Combined Company Entitled
120

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

to Vote Thereon, Voting Together As A Single Class,
Irrespective of the Provisions of Section 242(b)(2)
of the (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
3D.	To Consider and Vote Upon an Amendment to Vpcc's
Existing Charter to Provide, Subject to the Special
Rights of the Holders of Any Series of Preferred
Stock of the Combined Company, That No Director May
be Removed from the Combined Company Board Except
for Cause and Only by the Affirmative Vote of the
Holders of at Least Two-thirds (2/3) of the Voting
Power of the Then-outstanding Shares of Capital
Stock of the Combined Company Entitled to Vote
Generally in the Election of Directors Voting
	Together As A Single Class.	Management	For	Voted - For
3E.	To Consider and Vote Upon an Amendment to Vpcc's
Existing Charter to Require the Affirmative Vote of
Either A Majority of the Total Number of Authorized
Directors Whether Or Not There Exist Any Vacancies
in Previously Authorized Directorships (the "whole
Board") Or the Holders of at Least Two-thirds (2/3)
of the Voting Power of All Then-outstanding Shares
of Capital Stock of the Combined Company Entitled
to Vote Generally in the Election of Directors,
Voting Together As A Single Class, for (due to
Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
3F.	To Consider and Vote Upon an Amendment to Vpcc's
Existing Charter to Require the Affirmative Vote of
A Majority of the Board of Directors and the
Holders of Two-thirds (2/3) of the Voting Power of
the Then-outstanding Shares of Capital Stock of the
Combined Company for the Adoption, Amendment, Or
Repeal of Certain Provisions of the Proposed
Charter; Provided That If Two-thirds (2/3) of the
Whole Board Has Approved Such Amendment Or Repeal,
Then Only the Affirmative Vote of the Holders of at
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
3G.	To Consider and Vote Upon an Amendment to Vpcc's
Existing Charter to Clarify That the Exclusive
Jurisdiction of the Chancery Court of the State of
Delaware Shall Not Apply to Suits Brought to
Enforce Any Duty Or Liability Under the Securities
Act Or the Exchange Act, Or Any Other Claim for
Which the Federal Courts Have Exclusive
Jurisdiction. to the Fullest Extent Permitted by
Law, the Federal District Courts of the United
States of America Shall be the Sole and Exclusive
Forum for the Resolution of Claims Arising Under
	the Securities Act.	Management	For	Voted - For
3H.	To Consider and Vote Upon an Amendment to Vpcc's
Existing Charter to Authorize All Other Proposed
Changes, Including, Among Others, Those (i)
Resulting from the Business Combination, Including
Changing the Post- Business Combination Corporate

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Name from "vpc Impact Acquisition Holdings III,
Inc." to "dave Inc." and Removing Certain
Provisions Relating to Vpcc's Prior Status As A
Blank Check Company and Vpcc Class B Common Stock
That Will No Longer Apply Upon the Closing, Or (ii)
That are (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
4.1	Director: Charles "skip"paul	Management	For	Voted - For
4.2	Director: Dan Preston	Management	For	Voted - For
4.3	Director: Andrea Mitchell	Management	For	Voted - For
4.4	Director: Jason Wilk	Management	For	Voted - For
4.5	Director: Brendan Caroll	Management	For	Voted - For
5.	The 2021 Equity Incentive Plan Proposal - to
Approve and Adopt the 2021 Equity Incentive Plan
(the "2021 Plan") and Material Terms Thereunder
	(the "2021 Equity Incentive Plan Proposal").	Management	For	Voted - For
6.	The Employee Stock Purchase Plan Proposal - to
Approve and Adopt the 2021 Employee Stock Purchase
Plan (the "employee Stock Purchase Plan") and
Material Terms Thereunder (the "employee Stock
	Purchase Plan Proposal").	Management	For	Voted - For
7.	The Share Issuance Proposal - A Proposal to
Approve, Assuming the Business Combination Proposal
and the Charter Amendment Proposal are Approved and
Adopted, for Purposes of Complying with Applicable
Nyse Listing Rules, the Issuance of More Than 20%
of Vpcc's Issued and Outstanding Common Stock in
Connection with the Business Combination, the Pipe
Investment (as Defined Herein) and Any Additional
Subscription Agreements Vpcc May Enter Into Prior
to Closing, and the Related Change in Control
	(collectively, the "share Issuance Proposal").	Management	For	Voted - For
8.	The Repurchase Proposal - A Proposal to Approve the
Repurchase Agreement, Dated As of June 7, 2021, by
and Among Vpcc, Jason Wilk, Kyle Beilman and Dave
Wherein Vpcc Agreed to Repurchase Combined Company
Common Shares from Jason Wilk and Kyle Beilman at
$10.00 Per Share, Effective As of the Business Day
Following the Effective Time of the Second Merger
(the "repurchase Agreement") and the Transactions
Contemplated by the Repurchase Agreement (the
	"repurchase Proposal").	Management	For	Voted - For
9.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Approve A Proposal to Consider
and Vote Upon the Adjournment of the Special
Meeting to A Later Date Or Dates, If Necessary, to
Permit Further Solicitation and Vote of Proxies If,
Based Upon the Tabulated Vote at the Time of the
Special Meeting, Any of the Business Combination
Proposal, the Charter Amendment Proposal, the
Director Election Proposal, the 2021 Equity
Incentive Plan Proposal, the Employee Stock
Purchase Plan (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For

122

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

YELLOWSTONE ACQUISITION COMPANY

Security ID: 98566K105	Ticker: YSAC

Meeting Date: 25-Jan-22	Meeting Type: Special

1.	The Business Combination Proposal - to Approve and
Adopt the Equity Purchase Agreement, Dated As of
August 1, 2021, by and Among Yac and Sky Harbour
Llc, A Delaware Limited Liability Company ("sky").
the Transactions Contemplated by the Equity
Purchase Agreement are Referred to Herein As the
	Business Combination.	Management	For	Voted - For
2.	The Nyse Proposal - to Approve, Assuming the
Business Combination Proposal is Approved and
Adopted, for Purposes of Complying with Applicable
Nyse Listing Rules, (i) the Issuance by Sky Harbour
Group Corporation ("shg Corporation"), As Successor
to Yac, of Class A Common Stock and Class B Common
Stock in the Business Combination in an Amount
Equal to 20% Or More of the Amount of Yac's Issued
and Outstanding Common Stock Immediately Prior to
the Issuance and (ii) the Issuance by Shg (due
to Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
3.	The Charter and Governance Proposals - to Approve
and Adopt, Assuming the Business Combination
Proposal and the Nyse Proposal are Approved and
Adopted, the Amended and Restated Certificate of
Incorporation (the "a&r Certificate of
Incorporation"), Which, If Approved, Would Take
Effect Upon Closing, A Copy of Which is Attached to
the Accompanying Proxy Statement As Annex B (the
"charter Proposal").in Addition to the Approval of
the A&r Certificate of Incorporation, the
Stockholders are Also (due to Space Limits, See
	Proxy Statement for Full Proposal).	Management	For	Voted - For
3A.	To Increase the Total Number of Authorized Shares
and Classes of Stock to 260,000,000 Shares
Consisting of (i) 10,000,000 Shares of Preferred
Stock, Par Value 0.0001 Per Share, (ii) 200,000,000
Shares of Class A Common Stock. Par Value $0,0001
Per Share, and (iii) 50,000,000 Shares of Class B
	Common Stock, Par Value $0.0001 Per Share.	Management	For	Voted - For
3B.	To Declassify the Board of Directors, to Provide
That the Shg Corporation Board Will be Elected by
Holders of Class A Common Stock and Class B Common
Stock Voting Together As A Single Class and to
Provide That the Number of Directors of Shg
Corporation Will be Not Less Than 3 and Not More
Than 11, with the Then- Authorized Number of
Directors Being Fixed from Time to Time by the Shg
Corporation Board Within Such Range, Which Number
	Shall Initially be Seven.	Management	For	Voted - For
3C.	To Elect Not to be Governed by Section 203 of the
	Dgcl.	Management	For	Voted - For

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

4.	The Director Election Proposal - for Holders of Yac
Class B Common Stock to Elect, Assuming the
Business Combination Proposal, the Nyse Proposal,
and the Charter Proposal are Approved and Adopted,
Seven Directors of the Shg Corporation Board Until
the 2022 Annual Meeting of Stockholders Or Until
Such Directors' Successors Have Been Duly Elected
and Qualified, Or Until Such Directors' Earlier
	Death, Resignation, Retirement Or Removal.	Management	For	Voted - For
5.	The Incentive Plan Proposal - to Approve and Adopt,
Assuming the Business Combination Proposal, the
Nyse Proposal, and the Charter Proposal are
Approved and Adopted, the Shg Corporation 2022
	Incentive Award Plan (the "2022 Plan").	Management	For	Voted - For
6.	The Adjournment Proposal - to Approve the
Adjournment of the Special Meeting to A Later Date
Or Dates, If Necessary Or Appropriate, to Permit
Further Solicitation and Vote of Proxies in the
Event That There are Insufficient Votes For, Or
Otherwise in Connection With, the Approval of Any
	of the Condition Precedent Proposals.	Management	For	Voted - For

YUCAIPA ACQUISITION CORPORATION

Security ID: G9879L105	Ticker: YAC

Meeting Date: 13-Dec-21	Meeting Type: Special

1.	Business Combination Proposal - to Approve As an
Ordinary Resolution (the "business Combination
Proposal" Or "proposal No. 1") the Consummation of
Yucaipa's Business Combination Which Will Involve
(i) Entry Into That Business Combination Agreement,
(as It May be Amended from Time to Time, "business
Combination Agreement," A Copy of Which is Attached
to Accompanying Proxy Statement/prospectus As Annex
A), (ii) Yucaipa's Merger with Merger Sub So That
Merger Sub Shall be Surviving Company and All of
the Undertakings,property and Liabilities of
	Yucaipa.	Management	For	Voted - For
2.	Merger Proposal - to Authorize, Approve and Confirm
As A Special Resolution (the "merger Proposal" Or
"proposal No. 2") the Plan of Merger As Required
Under Section 46(4) of the Llc Act and Section
233(4) of the Companies Act in the Form Tabled at
the General Meeting (a Draft of Which is Attached
to the Accompanying Proxy Statement/ Prospectus As
Annex B, the "plan of Merger"); and Yucaipa be
	Authorized to Enter Into the Plan of Merger.	Management	For	Voted - For
3.	Charter Amendment Proposal - to Resolve on A
Non-binding Advisory Basis, Certain Material
Provisions in the Amendment of the Articles of
Association of Topco (the "charter Amendment
Proposal" Or "proposal No. 3"), Presented
	Separately in Accordance with the Sec Requirements.	Management	For	Voted - For

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

4.	Adjournment Proposal - to Approve As an Ordinary
Resolution If Put to the Meeting, to Adjourn the
Meeting to A Later Date Or Dates (a) to the Extent
Necessary to Ensure That Any Required Supplement Or
Amendment to the Accompanying Proxy
Statement/prospectus is Provided to Yucaipa
Shareholders Or (b) in Order to Solicit Additional
Proxies from Yucaipa Shareholders in Favor of the
Business Combination Proposal Or the Merger
Proposal (the "adjournment Proposal" Or "proposal
	No. 4").	Management	For	Voted - For

ZANITE ACQUISITION CORP.

Security ID: 98907K103	Ticker: ZNTE

Meeting Date: 06-May-22	Meeting Type: Special

1.	A Proposal to Adopt the Business Combination
Agreement, Dated As of December 21, 2021 (the
"business Combination Agreement"), A Copy of Which
is Attached to the Accompanying Proxy Statement As
Annex A, by and Among the Company, Embraer S.a., A
Brazilian Corporation (sociedade Anônima)
("embraer"), Eve Uam Llc, A Delaware Limited
Liability Company and A Newly Formed Direct Wholly
Owned Subsidiary of Embraer That Was Formed for
Purposes of Conducting the Uam Business (as Defined
in the Accompanying (due to Space Limits, See
	Proxy Material for Full Proposal).	Management	For	Voted - For
2A.	Charter Amendment Proposal A: to Approve and Adopt
the Proposed Charter (other Than the Proposals
Addressed in Charter Amendment Proposal B), Which,
If Approved, Would Amend and Restate the Current
Charter, and Which, If Approved, Would Take Effect
	Upon the Closing.	Management	For	Voted - For
2B.	Charter Amendment Proposal B: to Approve and Adopt
A Proposed Amendment to the Proposed Charter to (i)
Increase the Number of Authorized Shares of Class A
Common Stock from 100,000,000 to 1,000,000,000,
Which Will Become Shares of Common Stock, Par Value
of $0.001 Per Share, of the Combined Company Upon
the Closing, and the Total Number of Authorized
Shares of Common Stock from 111,000,000 to
1,000,000,000 and (ii) Provide That the Number of
Authorized Shares of Any Class of Common Stock Or
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
3A.	A Proposal to Increase the Total Number of
Authorized Shares of Stock to 1,100,000,000 Shares,
Consisting of (i) 1,000,000,000 Shares of Common
Stock and (ii) 100,000,000 Shares of Preferred
	Stock, Par Value $0.0001 Per Share.	Management	For	Voted - For
3B.	A Proposal to Provide That the Number of Authorized
Shares of Any Class of Common Stock Or Preferred
Stock May be Increased Or Decreased (but Not Below
125

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

the Number of Shares Thereof Then Outstanding) by
the Affirmative Vote of the Holders of A Majority
of the Stock of the Company Entitled to Vote,
Irrespective of the Provisions of Section 242(b)(2)
	of the Dgcl	Management	For	Voted - For
3C.	A Proposal to Require the Affirmative Vote of the
Holders of at Least Two-thirds of the Total Voting
Power of All the Then Outstanding Shares of Capital
Stock of the Company Entitled to Vote Thereon,
Voting Together As A Single Class to (1) Make
Amendments to Certain Provisions of the Proposed
Charter (article Thirteenth (a)) and (2) Amend the
Proposed Bylaws (as Defined in the Accompanying
	Proxy Statement) (article Sixth (f)	Management	For	Voted - For
3D.	A Proposal to Provide That Any Action Required Or
Permitted to be Taken by the Stockholders of the
Company May be Taken by Written Consent Until the
Time the Issued and Outstanding Shares of Common
Stock Owned by Embraer Entities (as Defined in the
Accompanying Proxy Statement) Represent Less Than
50% of the Voting Power of the Then Outstanding
	Shares of Capital Stock of the Company.	Management	For	Voted - For
3E.	A Proposal to Elect Not to be Governed by Section
203 of the Dgcl Relating to Business Combinations
	with Interested Stockholders.	Management	For	Voted - For
3F.	A Proposal to Provide for Certain Additional
Changes, Including, Among Other Things, (i)
Changing the Post-business Combination Company's
Corporate Name from "zanite Acquisition Corp." to
"eve Holding, Inc.", (ii) Making the Company's
Corporate Existence Perpetual and (iii) Removing
Certain Provisions Related to our Status As A Blank
Check Company That Will No Longer Apply Upon
Consummation of the Business Combination, All of
Which our Board of Directors Believes are Necessary
to Adequately Address the Needs of the
	Post-business Combination Company.	Management	For	Voted - For
4.	A Proposal to Approve, for Purposes of Complying
with Applicable Listing Rules of the Nasdaq Stock
Market ("nasdaq"), (x) the Issuance of More Than
20% of the Company's Issued and Outstanding Common
Stock in Connection with the Business Combination,
Consisting of the Issuance of (i) Shares of Common
Stock to Eah Pursuant to the Terms of the Business
Combination Agreement and (ii) Shares of Common
Stock to the Pipe Investors (as Defined in the
	Accompanying Proxy Statement) in Connection	(due
to Space Limits, See Proxy Material for Full
	Proposal).	Management	For	Voted - For
5.	A Proposal to Approve and Adopt the Eve Holding,
Inc. 2022 Stock Incentive Plan (the "incentive
Plan"), A Copy of Which is Attached to the
Accompanying Proxy Statement As Annex K (the
	"incentive Plan Proposal").	Management	For	Voted - For
6.1	Director: Sergio Pedreiro	Management	For	Voted - For
6.2	Director: José M. Entrecanales	Management	For	Voted - For
126

RiverPark Short Term High Yield Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

6.3	Director: Marion Clifton Blakey	Management	For	Voted - For
6.4	Director: Paul Eremenko	Management	For	Voted - For
6.5	Director: Luis Carlos Affonso	Management	For	Voted - For
6.6	Director: Michael Amalfitano	Management	For	Voted - For
6.7	Director: Kenneth C. Ricci	Management	For	Voted - For
7.	A Proposal to Approve the Adjournment of the
Special Meeting to A Later Date Or Dates, If
Necessary Or Appropriate, to Permit Further
Solicitation and Vote of Proxies in the Event That
There are Insufficient Votes For, Or Otherwise in
Connection With, the Approval of Any of the
Condition Precedent Proposals (as Defined Below) Or
We Determine That One Or More of the Closing
Conditions Under the Business Combination Agreement
is Not Satisfied Or Waived (the "adjournment
	Proposal").	Management	For	Voted - For

127

RiverPark Strategic Income Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

ALKURI GLOBAL ACQUISITION CORP.

Security ID: 66981N103	Ticker: KURI

Meeting Date: 20-Oct-21	Meeting Type: Special

1.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve and Adopt the
Merger Agreement, by and Among Alkuri, Babylon
Holdings Limited, Liberty Usa Merger Sub, Inc.,
And, Solely for Purposes of Section 1.08 of the
Merger Agreement, Each of Alkuri Sponsors Llc and
Dr. Ali Parsadoust, Pursuant to Which, Among Other
Things, Merger Sub Will Merger with and Into
Alkuri, with Alkuri Continuing As the Surviving
Corporation and A Wholly Owned Subsidiary of
	Babylon (the "business Combination").	Management	For	Voted - For
2.	The Equity Plans Proposal - to Consider and Vote
Upon A Proposal to Approve the Babylon 2021 Equity
	Incentive Plan.	Management	For	Voted - For
3.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Adjourn the Special Meeting to A
Later Date Or Dates, If Necessary, If the Parties
	are Not Able to Consummate the Business Combination.	Management	For	Voted - For

CERBERUS TELECOM ACQUISITION CORP.

Security ID: G2040C104 Ticker: CTAC

Meeting Date: 29-Sep-21	Meeting Type: Special

1.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve the Business
Combination Described in the Proxy
Statement/prospectus, Including (a) Adopting the
Agreement and Plan of Merger, Dated As of March 12,
2021 (the "merger Agreement"), by and Among
Cerberus Telecom Acquisition Corporation ("ctac"),
King Pubco, Inc. ("pubco"), A Delaware Corporation
and Wholly Owned Subsidiary of Cerberus Telecom
Acquisition Holdings, Llc (the "sponsor"), A
Delaware Limited (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
2.	The Cayman Merger Proposal - to Consider and Vote
Upon, As A Special Resolution, A Proposal to
Approve the Pubco Plan of Merger Attached to the
Proxy Statement/prospectus As Annex 1 and to
Authorize the Merger of Ctac with and Into Llc
Merger Sub, with Llc Merger Sub Surviving the
	Merger As A Wholly Owned Subsidiary of Pubco.	Management	For	Voted - For
3A.	Advisory Organizational Document Proposal A - to
Provide That Pubco's Board of Directors Will be A
Classified Board of Directors with Staggered,
	Three-year Terms.	Management	For	Voted - For

RiverPark Strategic Income Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

3B.	Advisory Organizational Document Proposal B - to
Eliminate the Ability for Any Action Required Or
Permitted to be Taken by Pubco Common Stockholders
	to be Effected by Written Consent.	Management	For	Voted - For
3C.	Advisory Organizational Document Proposal C - to
Increase the Required Stockholder Vote Threshold to
	Amend the Bylaws of Pubco.	Management	For	Voted - For
3D.	Advisory Organizational Document Proposal D - to
Provide That the Court of Chancery of the State of
Delaware Or, If Such Court Does Not Have Subject
Matter Jurisdiction Thereof, Another State Or
Federal Court Located Within the State of Delaware,
Shall be the Exclusive Forum for Certain Actions
	and Claims.	Management	For	Voted - For
4.	The Incentive Plan Proposal - to Consider and Vote
on A Proposal to Approve the Pubco 2021 Incentive
	Award Plan.	Management	For	Voted - For
5.	Nyse Proposal - to Consider and Vote Upon A
Proposal in Accordance with the Applicable
Provisions of Section 312.03 of the New York Stock
Exchange Listed Company Manual, to Issue More Than
20% of the Issued and Outstanding Shares of Pubco
Common Stock in Connection with the Business
Combination, Including, Without Limitation, the
	Pipe Investment (as Described Below).	Management	For	Voted - For
6.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Adjourn the Special Meeting to A
Later Date Or Dates, If Necessary, to Permit
Further Solicitation and Vote of Proxies in the
Event That There are Insufficient Votes For, Or
Otherwise in Connection With, the Approval of the
Business Combination Proposal, the Cayman Merger
Proposal, the Advisory Organizational Documents
Proposals, the Incentive Plan Proposal Or the Nyse
	Proposal.	Management	For	Voted - For

INTERCURE LTD

Security ID: M549GJ111

Meeting Date: 30-Dec-21	Meeting Type: Egm

As A Condition of Voting, Israeli Market
Regulations Require You Disclose If You A) Have A
Personal Interest in This Company B) are A
Controlling Shareholder in This Company; C) are A
Senior Officer of This Company Or D) That You are
an Institutional Client, Joint Investment Fund
Manager Or Trust Fund. by Submitting Your Voting
Instructions Online, You are Confirming the Answer
for A, B and C to be 'no' and the Answer for D to
be 'yes'. If Your Disclosure is Different, Please
Provide Your Custodian with the Specific Disclosure
Details. Regarding Section 4 in the Disclosure, the
Following Definitions Apply in Israel for
Institutional Clients/joint Investment Fund

RiverPark Strategic Income Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Managers/trust Funds: 1. A Management Company with
A License from the Capital Market, Insurance and
Savings Authority Commissioner in Israel Or 2. an
Insurer with A Foreign Insurer License from the
Commissioner in Israel. Per Joint Investment Fund
Managers, in the Mutual Investments in Trust Law
There is No Definition of A Fund Manager, But There
is A Definition of A Management Company and A
Pension Fund. the Definitions Refer to the
Financial Services (pension Funds) Supervision Law
2005. Therefore, A Management Company is A Company
with A License from the Capital Market, Insurance
and Savings Authority Commissioner in Israel.
Pension Fund - Received Approval Under Section 13
of the Law from the Capital Market, Insurance and
	Savings Authority Commissioner in Israel.	Non-Voting		Non-Voting
1	To Re-elect Ms. Lennie Michelson Grinbaum to Hold
Office As an External Director of the Company,
Commencing on September 4, 2021 for A Period of
	Three (3) Years, Until September 3, 2024	Management	For	Voted - For
2	To Re-elect Mr. Gideon Hirschfeld to Hold Office As
an External Director of the Company, Commencing on
September 24, 2021 for A Period of Three (3) Years,
	Until September 23, 2024	Management	For	Voted - For

JACKTEL AS

Security ID: R35277103

Meeting Date: 07-Jun-22	Meeting Type: Agm

Voting Must be Lodged with Beneficial Owner Details
As Provided by Your Custodian Bank. Accounts with
Multiple Beneficial Owners Will Require Disclosure
of Each Beneficial Owner Name, Address and Share
	Position.	Non-Voting		Non-Voting
If Your Custodian Does Not Have A Power of Attorney
(poa) in Place, an Individual Beneficial Owner
	Signed Poa May be Required.	Non-Voting		Non-Voting
To Vote Shares Held in an Omnibus/nominee Account
in the Local Market, the Local Custodian Will
Temporarily Transfer Voted Shares to A Separate
Account in the Beneficial Owner's Name on the Proxy
Voting Deadline and Transfer Back to the
Omnibus/nominee Account the Day After the Meeting
	Date.	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian Bank. If No Shareholder
Details are Provided, Your Instructions May be
	Rejected.	Non-Voting		Non-Voting
1	Elect Chairman of Meeting	Management	For	Voted - For
2	Designate Inspector(s) of Minutes of Meeting	Management	For	Voted - For
3	Approve Notice of Meeting and Agenda	Management	For	Voted - For
4	Accept Financial Statements and Statutory Reports	Management	For	Voted - For
5	Approve Remuneration of Auditors	Management	For	Voted - For

RiverPark Strategic Income Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

6	Approve Remuneration of Directors in the Amount of
	Nok 150 ,000 for Each Director Except the Chairman	Management	For	Voted - For

KORE GROUP HOLDINGS, INC.

Security ID: 50066V107	Ticker: KORE

Meeting Date: 15-Jun-22	Meeting Type: Annual

1a.	Election of Director to Serve Until the 2025 Annual
	Meeting: Timothy Donahue	Management	For	Voted - For
1b.	Election of Director to Serve Until the 2025 Annual
	Meeting: Cheemin Bo-linn	Management	For	Voted - For
1c.	Election of Director to Serve Until the 2025 Annual
	Meeting: James Geisler	Management	For	Voted - For
2.	The Ratification of the Appointment of Bdo Usa, LLP
As our Independent Registered Public Accounting
	Firm for the Fiscal Year Ending December 31, 2022.	Management	For	Voted - For

LINKEM S.P.A.

Security ID: ADPV52579

Meeting Date: 21-Dec-21	Meeting Type: Bond

Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian Bank. If No Shareholder
Details are Provided, Your Instructions May be
	Rejected.	Non-Voting		Non-Voting
Please Note in the Event the Meeting Does Not Reach
Quorum, There Will be A Second Call on 21 Dec 2021
at 12:00 Pm. Consequently, Your Voting Instructions
Will Remain Valid for All Calls Unless the Agenda
	is Amended. Thank You'	Non-Voting		Non-Voting
1	Issuance of Further Additional Notes for an
Aggregate Principal Amount of Up to Eur
50,000,000.00 and Related Amendments to the Terms
and Conditions of the Notes; Relevant and
	Consequent Resolutions	Management	For	Voted - For
Please Note That There is A Minimum to Vote: 100000
	and Multiple: 1000	Non-Voting		Non-Voting
09 Dec 2021: Please Note That This is A Revision
Due to Postponement of the Meeting Date from 09 Dec
2021 to 21 Dec 2021. If You Have Already Sent in
Your Votes , Please Do Not Vote Again Unless You
Decide to Amend Your Original Instructions. Thank
	You	Non-Voting		Non-Voting

Meeting Date: 20-Jan-22	Meeting Type: Bond

Please Note That There is A Minimum to Vote: 100000
	and Multiple: 1000	Non-Voting		Non-Voting
1	Issuance of Further Additional Notes for an
Aggregate Principal Amount of Up to Eur
50,000,000.00 and Related Amendments to the Terms
131

RiverPark Strategic Income Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

and Conditions of the Notes; Relevant and
	Consequent Resolutions	Management	For	Voted - For
21 Dec 2021: Please Note That Shareholders are
Allowed to Vote 'in Favor' Or 'against' for
Resolution 1, Abstain is Not A Voting Option on
	This Meeting	Non-Voting		Non-Voting
27 Dec 2021: Please Note That This is A Revision
Due to Addition of Comment. If You Have Already
Sent in Your Votes, Please Do Not Vote Again Unless
You Decide to Amend Your Original Instructions.
	Thank You	Non-Voting		Non-Voting

MAGELLAN MIDSTREAM PARTNERS, L.P.

Security ID: 559080106	Ticker: MMP

Meeting Date: 21-Apr-22	Meeting Type: Annual

1.1	Election of Director: Walter R. Arnheim	Management	For	Voted - For
1.2	Election of Director: Lori A. Gobillot	Management	For	Voted - For
1.3	Election of Director: Edward J. Guay	Management	For	Voted - For
2.	Advisory Resolution to Approve Executive
	Compensation	Management	For	Voted - For
3.	Ratification of Appointment of Independent
	Registered Public Accounting Firm for 2022	Management	For	Voted - For

MARKETWISE, INC.

Security ID: 57064P107	Ticker: MKTW

Meeting Date: 02-Jun-22	Meeting Type: Annual

1.1	Director: Riaan Hodgson	Management	For	Voted - For
1.2	Director: Manuel Borges	Management	For	Voted - For
1.3	Director: Van Simmons	Management	For	Voted - For
2.	Ratification of the Appointment of Deloitte &
Touche LLP As our Independent Registered Public
Accounting Firm for the Fiscal Year Ending December
	31, 2022.	Management	For	Voted - For

OMNICHANNEL ACQUISITION CORP.

Security ID: 68218L108	Ticker: OCA

Meeting Date: 01-Feb-22	Meeting Type: Special

1.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve the Business
Combination Agreement, Dated As of July 19, 2021
(as May be Amended And/or Restated from Time to
Time, the "business Combination Agreement"), by and
Among Omnichannel Acquisition Corp.
("omnichannel"), Omnichannel Merger Sub, Inc., A
Delaware Corporation ("merger Sub"), and Kin
Insurance, Inc., A Delaware Corporation ("kin"),

RiverPark Strategic Income Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

and the Transactions Contemplated Thereby, Pursuant
to Which Merger (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
2.	The Charter Proposal - to Consider and Vote Upon A
Proposal to Approve, Assuming the Business
Combination Proposal is Approved and Adopted, the
Proposed Second Amended and Restated Certificate of
Incorporation of Omnichannel (the "proposed
Charter"), Which Will Replace Omnichannel's Amended
and Restated Certificate of Incorporation, Dated
November 19, 2020 (the "current Charter") and Will
be in Effect Upon the Closing of the Business
Combination (we Refer to Such Proposal As the
"charter (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
3A.	Advisory Charter Proposal A - to Approve the
Reclassification of Pubco's Common Stock to A
Single Class. the Proposed Charter Provides for the
Issuance of Common Stock and Preferred Stock, and
Does Not Provide for the Issuance of Class A and
Class B Common Stock. at the Effective Time, Any
Distinction Between the Rights of Class A and Class
B Common Stock Will Not Survive the
Reclassification/conversion to Pubco Common Stock.
Pursuant to the Current Charter, and at the
Effective Time of the Business (due to Space
	Limits, See Proxy Statement for Full Proposal).	Management	For	Voted - For
3B.	Advisory Charter Proposal B - to Approve the
Provision in the Proposed Charter Providing That A
Director May Only be Removed Only for Cause and
Only by the Affirmative Vote of at Least Two-
Thirds (66 and 2/3%) of the Shares Entitled to Vote
at an Election of Directors. Under the Current
Charter, Director Removal Requires an Affirmative
Vote of A Majority of the Shares of Omnichannel
	Class B Common Stock.	Management	For	Voted - For
3C.	Advisory Charter Proposal C - to Approve Amendments
to Certain Provisions of the Proposed Charter to
Require the Affirmative Vote of at Least Two-thirds
(66 and 2/3%) of the Total Voting Power of All the
Then Outstanding Shares Entitled to Vote Thereon,
Voting Together As A Single Class, Rather Than by
an Affirmative Vote of A Majority of the Shares
Entitled to Vote Under the Current Charter (and,
for the Provisions Concerning Election and Removal
of Directors by Shareholder Vote, Approval (due
to Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
3D.	Advisory Charter Proposal D - to Approve an
Amendment to the Proposed Charter Allowing for the
Bylaws of Pubco to be Amended, Altered, Repealed Or
Adopted by the Affirmative Vote of the Holders of
at Least Two-thirds (66 and 2/3%) of the Voting
Power of All of the Then Outstanding Shares of
Voting Stock of Pubco Entitled to Vote Generally in
an Election of Directors, As Opposed to the Bylaws

RiverPark Strategic Income Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

of Omnichannel Requiring the Approval of A Majority
of the Board of Directors of Omnichannel Or by the
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
4.	The Stock Issuance Proposal - to Consider and Vote
Upon A Proposal to Approve, Assuming the Business
Combination Proposal and the Charter Proposal are
Approved and Adopted, for the Purposes of Complying
with the Applicable Listing Rules of the Nyse, the
Issuance of (x) Shares of Omnichannel Class A
Common Stock Pursuant to the Terms of the Business
Combination Agreement and (y) Shares of Omnichannel
Class A Common Stock to Certain Institutional
Investors in Connection with the Private (due to
Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
5.	The Incentive Plan Proposal - to Consider and Vote
Upon A Proposal to Approve, Assuming the Business
Combination Proposal, the Charter Proposal and the
Stock Issuance Proposal are Approved and Adopted,
the Kin Insurance Inc. 2021 Omnibus Incentive
Equity Plan (the "incentive Plan"), Including the
Authorization of the Initial Share Reserve Under
	the Incentive Plan (the "incentive Plan Proposal").	Management	For	Voted - For
6.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Approve the Adjournment of the
Special Meeting to A Later Date Or Dates, If
Necessary, to Permit Further Solicitation and Vote
of Proxies If, Based Upon the Tabulated Vote at the
Time of the Special Meeting, Any of the Business
Combination Proposal, the Charter Proposal, the
Stock Issuance Proposal and the Incentive Plan
Proposal Would Not be Duly Approved and Adopted by
our Stockholders Or We Determine That One Or More
of the (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
7.	The Espp Proposal - to Consider and Vote Upon A
Proposal to Approve, Assuming the Business
Combination Proposal, the Charter Proposal and the
Stock Issuance Proposal are Approved and Adopted,
the Kin Insurance 2021 Employee Stock Purchase Plan
(the "espp"), Including the Authorization of the
	Initial Share Reserve Under the Espp.	Management	For	Voted - For

ROTH CH ACQUISITION II

Security ID: 778673103	Ticker: ROCC

Meeting Date: 27-Jul-21	Meeting Type: Special

1.	The Business Combination Proposal - to Approve and
Adopt, Assuming Each of the Charter Proposal and
the Nasdaq Proposal is Approved and Adopted, the
Agreement and Plan of Merger, Dated As of April 14,
2021 (the "merger Agreement"), by and Among Rocc,
Roth Ch II Merger Sub Corp., A Delaware Corporation

RiverPark Strategic Income Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

and Wholly- Owned Subsidiary of Rocc ("merger
Sub"), and Reservoir Holdings, Inc., A Delaware
Corporation ("reservoir"), Pursuant to Which Merger
Sub Will be Merged with and Into Reservoir, with
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For
2A.	To Approve the Proposed Second Amended and Restated
Certificate of Incorporation of Rocc, A Copy of
Which is Attached to the Proxy Statement As Annex
B: to Amend the Name of the New Public Entity from
"roth Ch Acquisition II Co." to "reservoir Media,
	Inc."	Management	For	Voted - For
2B.	To Approve the Proposed Second Amended and Restated
Certificate of Incorporation of Rocc, A Copy of
Which is Attached to the Proxy Statement As Annex
B: to Remove Various Provisions Applicable Only to
	Blank Check Companies.	Management	For	Voted - For
2C.	To Approve the Proposed Second Amended and Restated
Certificate of Incorporation of Rocc, A Copy of
Which is Attached to the Proxy Statement As Annex
B: to Increase Total Number of Authorized Shares of
	the Combined Company's Common Stock to 750,000,000.	Management	For	Voted - For
2D.	To Approve the Proposed Second Amended and Restated
Certificate of Incorporation of Rocc, A Copy of
Which is Attached to the Proxy Statement As Annex
B: to Authorize A Total of 75,000,000 Shares of the
	Combined Company's Preferred Stock.	Management	For	Voted - For
2E.	To Approve the Proposed Second Amended and Restated
Certificate of Incorporation of Rocc, A Copy of
Which is Attached to the Proxy Statement As Annex
B: to Require an Affirmative Vote of Holders of at
Least Two- Thirds (66 and 2/3%) of the Total Voting
Power of All of the Then Outstanding Shares of
Stock of the Combined Company, Voting Together As A
Single Class, to Amend, Alter, Repeal Or Rescind
	Certain Provisions of the Proposed Charter.	Management	For	Voted - For
2F.	To Approve the Proposed Second Amended and Restated
Certificate of Incorporation of Rocc, A Copy of
Which is Attached to the Proxy Statement As Annex
B: to Require an Affirmative Vote of Holders of at
Least Two- Thirds (66 and 2/3%) of the Voting Power
of All of the Then Outstanding Shares of Voting
Stock of the Combined Company Entitled to Vote
Generally in an Election of Directors, Voting
Together As A Single Class, to Adopt, Amend, Alter
Or Repeal the Combined Company's Amended and
	Restated Bylaws.	Management	For	Voted - For
2G.	To Approve the Proposed Second Amended and Restated
Certificate of Incorporation of Rocc, A Copy of
Which is Attached to the Proxy Statement As Annex
B: to Provide for the Removal of Directors for
Cause Only by Affirmative Vote of Holders of at
Least Two- Thirds (66 and 2/3%) of the Voting Power
of All of the Then Outstanding Shares of Voting
Stock of the Combined Company Entitled to Vote at
	an Election of Directors.	Management	For	Voted - For

RiverPark Strategic Income Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

3.	The Nasdaq Proposal - to Approve, Assuming the
Business Combination Proposal is Approved and
Adopted, for Purposes of Complying with Applicable
Listing Rules of the Nasdaq Stock Market Llc
("nasdaq"), the Issuance of More Than 20% of the
Issued and Outstanding Shares of Rocc's Common
Stock in Connection with (i) the Terms of the
Merger Agreement, Which Will Result in A Change of
Control, As Required by Nasdaq Listing Rule 5635(a)
and 5635(b), (ii) the Issuance and Sale of (due
to Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For
4.1	Director: Rell Lafargue	Management	For	Voted - For
4.2	Director: Neil De Gelder	Management	For	Voted - For
4.3	Director: Stephen M. Cook	Management	For	Voted - For
4.4	Director: Jennifer G. Koss	Management	For	Voted - For
4.5	Director: Adam Rothstein	Management	For	Voted - For
4.6	Director: Golnar Khosrowshahi	Management	For	Voted - For
4.7	Director: Ezra S. Field	Management	For	Voted - For
4.8	Director: Ryan P. Taylor	Management	For	Voted - For
5.	The Incentive Plan Proposal - to Approve and Adopt,
Assuming the Business Combination Proposal is
Approved and Adopted, Reservoir Media, Inc. 2021
Omnibus Incentive Plan, A Copy of Which is Attached
to This Proxy Statement As Annex D, Which Will be
Assumed by the Combined Company in Connection with
	the Business Combination.	Management	For	Voted - For
6.	The Adjournment Proposal - to Approve A Proposal to
Adjourn the Special Meeting of Stockholders to A
Later Date Or Dates, If Necessary, to Permit
Further Solicitation and Vote of Proxies If, Based
Upon the Tabulated Vote at the Time of the Special
Meeting of Stockholders, There are Not Sufficient
Votes to Approve the Business Combination Proposal,
the Charter Proposal, the Nasdaq Proposal, the
	Directors Proposal Or the Incentive Plan Proposal.	Management	For	Voted - For

SEVEN OAKS ACQUISITION CORP

Security ID: 81787X106	Ticker: SVOK

Meeting Date: 07-Dec-21	Meeting Type: Special

1.	The Business Combination Proposal - to Consider and
Vote Upon A Proposal to Approve the Agreement and
Plan of Merger (as the Same May be Amended And/or
Restated from Time to Time, the "business
Combination Agreement"), Dated June 13, 2021, by
and Among Seven Oaks, Blossom Merger Sub, Inc., A
Wholly Owned Subsidiary of Seven Oaks ("merger
Sub"), Blossom Merger Sub II, Llc, A Wholly Owned
Subsidiary of Seven Oaks ("merger Sub II"), and
Giddy Inc. (d/b/a Boxed), A Delaware Corporation
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For

136

RiverPark Strategic Income Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

2.	Organizational Documents Proposal - to Consider and
Vote Upon A Proposal to Approve, Assuming the
Business Combination Proposal is Approved and
Adopted, the Proposed Amended and Restated
Certificate of Incorporation and the Proposed
Amended and Restated Bylaws of Seven Oaks, Which
Will be Renamed "boxed, Inc." ("new Boxed") in
	Connection with the Business Combination.	Management	For	Voted - For
3A.	Advisory Organizational Documents Proposal - to
Authorize the Change in the Authorized Capital
Stock of Seven Oaks from 380,000,000 Shares of
Class A Common Stock, Par Value $0.0001 Per Share,
20,000,000 Shares of Class B Common Stock, Par
Value $0.0001 Per Share, and 1,000,000 Shares of
Preferred Stock, Par Value $0.0001 Per Share, to
600,000,000 Shares of Common Stock, Par Value
$0.0001 Per Share, of New Boxed and 60,000,000
Shares of Preferred Stock, Par Value $0.0001 Per
	Share, of New Boxed.	Management	For	Voted - For
3B.	Advisory Organizational Documents Proposal - to
Authorize All Other Changes in Connection with the
Replacement of the Current Organizational Documents
with the Proposed Organizational Documents in
Connection with the Consummation of the Business
Combination, Including (1) Changing the Corporate
Name from "seven Oaks Acquisition Corp." to "boxed,
Inc.", (2) Making New Boxed's Corporate Existence
Perpetual, (3) Electing Not to be Governed by
Section 203 of the Dgcl And, Instead, to be
Governed (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
4.	The Stock Issuance Proposal - to Consider and Vote
Upon A Proposal to Approve, Assuming the Business
Combination Proposal and the Organizational
Documents Proposal are Approved and Adopted, for
the Purposes of Complying with the Applicable
Listing Rules of Nasdaq, the Issuance of (x) Shares
of New Boxed Common Stock Pursuant to the Terms of
the Business Combination Agreement, (y) Shares of
Seven Oaks Class A Common Stock to Certain
Institutional and Other Investors in Connection
with the (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
5.	The Incentive Award Plan Proposal - to Consider and
Vote Upon A Proposal to Approve, Assuming the
Business Combination Proposal, the Organizational
Documents Proposal and the Stock Issuance Proposal
are Approved and Adopted, the Boxed, Inc. 2021
Incentive Award Plan (the "incentive Award Plan"),
Including the Authorization of the Initial Share
	Reserve Under the Incentive Award Plan.	Management	For	Voted - For
6.	The Espp Proposal - to Consider and Vote Upon A
Proposal to Approve, Assuming the Business
Combination Proposal, the Organizational Documents
Proposal and the Stock Issuance Proposal are
Approved and Adopted, the Boxed, Inc. 2021 Employee

RiverPark Strategic Income Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Stock Purchase Plan (the "esp Plan"), Including the
Authorization of the Initial Share Reserve Under
	the Esp Plan.	Management	For	Voted - For
7.	The Adjournment Proposal - to Consider and Vote
Upon A Proposal to Approve the Adjournment of the
Special Meeting to A Later Date Or Dates, If
Necessary, to Permit Further Solicitation and Vote
of Proxies If, Based Upon the Tabulated Vote at the
Time of the Special Meeting, Any of the Business
Combination Proposal, the Organizational Documents
Proposal, the Stock Issuance Proposal, the
Incentive Plan Proposal and the Espp Proposal Would
	Not be Duly Approved and Adopted by our	(due to
Space Limits, See Proxy Statement for Full
	Proposal).	Management	For	Voted - For

TAILWIND TWO ACQUISITION CORP.

Security ID: G86613109	Ticker: TWNT

Meeting Date: 22-Mar-22	Meeting Type: Special

1.	The Business Combination Proposal - Resolved, As an
Ordinary Resolution, That Tailwind Two's Entry Into
the Agreement and Plan of Merger, Dated As of
October 28, 2021 (as May be Amended, Supplemented
Or Otherwise Modified from Time to Time, the
"business Combination Agreement"), by and Among
Tailwind Two, Titan Merger Sub, Inc., A Delaware
Corporation ("merger Sub") and Terran Orbital
Corporation, A Delaware Corporation ("terran
Orbital"), A Copy of Which is Attached to the
Accompanying Proxy (due to Space Limits, See
	Proxy Material for Full Proposal).	Management	For	Voted - For
2.	The Domestication Proposal - Resolved, As A Special
Resolution, That Tailwind Two be Transferred by Way
of Continuation to Delaware Pursuant to Part Xii of
the Companies Act (revised) of the Cayman Islands
and Section 388 of the General Corporation Law of
the State of Delaware And, Immediately Upon Being
De- Registered in the Cayman Islands, Tailwind Two
be Continued and Domesticated As A Corporation
	Under the Laws of the State of Delaware.	Management	For	Voted - For
3.	The Charter Proposal - Resolved, As A Special
Resolution, That, Upon the Domestication, the
Amended and Restated Memorandum and Articles of
Association of Tailwind Two ("existing Governing
Documents") be Amended and Restated by the Deletion
in Their Entirety and the Substitution in Their
Place of the Proposed New Certificate of
Incorporation of "terran Orbital Corporation" Upon
the Domestication, A Copy of Which is Attached to
the Accompanying Proxy Statement/prospectus As
Annex C (the (due to Space Limits, See Proxy
	Material for Full Proposal).	Management	For	Voted - For

RiverPark Strategic Income Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

4.	Advisory Governing Documents Proposal A - Resolved,
That an Amendment to Change the Authorized Share
Capital of Tailwind Two from Us$55,100 Divided Into
(i) 500,000,000 Class A Ordinary Shares, Par Value
$0.0001 Per Share, (ii) 50,000,000 Class B Ordinary
Shares, Par Value $0.0001 Per Share and (iii)
1,000,000 Preference Shares, Par Value $0.0001 Per
Share, to (a) 300,000,000 Shares of Common Stock,
Par Value $0.0001 Per Share, of New Terran Orbital
and (b) 50,000,000 Shares of Preferred (due to
	Space Limits, See Proxy Material for Full Proposal).	Management	For	Voted - For
5.	Advisory Governing Documents Proposal B - Resolved,
That an Amendment to Authorize the Board of
Directors of New Terran Orbital to Issue Any Or All
Shares of New Terran Orbital Preferred Stock in One
Or More Classes Or Series, with Such Terms and
Conditions As May be Expressly Determined by the
Board of Directors of New Terran Orbital and As May
be Permitted by the Delaware General Corporation
	Law be Approved on A Non- Binding Advisory Basis.	Management	For	Voted - For
6.	Advisory Governing Documents Proposal C - Resolved,
That an Amendment to Remove the Ability of New
Terran Orbital Stockholders to Take Action by
Written Consent in Lieu of A Meeting be Approved on
	A Non-binding Advisory Basis.	Management	For	Voted - For
7.	Advisory Governing Documents Proposal D - Resolved,
That Certain Other Changes in Connection with the
Replacement of Existing Governing Documents with
the Proposed Certificate of Incorporation As Part
of the Domestication (a Copy of Which is Attached
to the Accompanying Proxy Statement/ Prospectus As
Annex C), Including (i) Changing the Post-business
Combination Corporate Name from "tailwind Two
Acquisition Corp." to "terran Orbital Corporation"
(which is Expected to Occur After the (due to
	Space Limits, See Proxy Material for Full Proposal).	Management	For	Voted - For
8.	Advisory Governing Documents Proposal E - Resolved,
That an Amendment to Require the Affirmative Vote
of the Holders of (i) at Least Two Thirds (2/3) of
the Total Voting Power of All the Then-outstanding
Shares of New Terran Orbital's Stock Entitled to
Vote Thereon, and Voting As A Single Class, to
Amend Or Repeal the Proposed Bylaws (or A Majority
of the Total Voting Power of the Then-outstanding
Shares of Capital Stock of New Terran Orbital
Entitled to Vote on Such Amendment Or Repeal,
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
9.	The Exchange Proposal - Resolved, As an Ordinary
Resolution, That for the Purposes of Complying with
the Applicable Provisions of New York Stock
Exchange Listing Rule 312.03 Or Nasdaq Stock
Exchange Listing Rule 5635, As Applicable, the
Issuance of Shares of New Terran Orbital Common
Stock in Connection with the Business Combination,
the Debt Financings and the Pipe Financing (each

139

RiverPark Strategic Income Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Term As Defined in the Accompanying Proxy
	Statement/prospectus) be Approved.	Management	For	Voted - For
10.	The Incentive Award Plan Proposal - Resolved, As an
Ordinary Resolution, That the New Terran Orbital
2021 Omnibus Incentive Plan, A Copy of Which is
Attached to the Accompanying Proxy
Statement/prospectus As Annex E, be Adopted and
	Approved.	Management	For	Voted - For
11.	The Adjournment Proposal - Resolved, As an Ordinary
Resolution, That the Adjournment of the
Extraordinary General Meeting to A Later Date Or
Dates (a) to the Extent Necessary to Ensure That
Any Required Supplement Or Amendment to the
Accompanying Proxy Statement/prospectus is Provided
to Tailwind Two Shareholders Or, If As of the Time
for Which the Extraordinary General Meeting is
Scheduled, There are Insufficient Tailwind Two
Ordinary Shares Represented (either in Person Or by
Proxy) to (due to Space Limits, See Proxy
	Material for Full Proposal).	Management	For	Voted - For

TECH AND ENERGY TRANSITION CORPORATION

Security ID: 87823R102	Ticker: TETC

Meeting Date: 15-Mar-22	Meeting Type: Annual

1.1	Election of Director: James Avery	Management	For	Voted - For
1.2	Election of Director: Virginia Breen	Management	For	Voted - For
1.3	Election of Director: Gregory Gilmore	Management	For	Voted - For
1.4	Election of Director: Lawrence Handen	Management	For	Voted - For
1.5	Election of Director: Dan Hesse	Management	For	Voted - For
1.6	Election of Director: Diarmuid B. O'connell	Management	For	Voted - For
1.7	Election of Director: David Roseman	Management	For	Voted - For
2.	Ratification of Independent Registered Public
	Accounting Firm.	Management	For	Voted - For

THIMBLE POINT ACQUISITION CORP.

Security ID: 88408P107	Ticker: THMA

Meeting Date: 30-Nov-21	Meeting Type: Special

1.	A Proposal to (a) Approve and Adopt the Business
Combination Agreement, Dated As of June 21, 2021
(as It May be Amended, Supplemented Or Otherwise
Modified from Time to Time in Accordance with Its
Terms, the "business Combination Agreement"), by
and Among Thma, Oz Merger Sub, Inc., A Delaware
Corporation and Wholly-owned Subsidiary of Thma
("merger Sub"), and Pear Therapeutics, Inc., A
Delaware Corporation ("pear"), and (b) Approve the
Transactions Contemplated Thereby, Including
(due to Space Limits, See Proxy Statement for
	Full Proposal).	Management	For	Voted - For

RiverPark Strategic Income Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

2.	A Proposal to Amend the Current Certificate of
Incorporation of Thma (the "current Charter") and
Adopt the Second Amended and Restated Certificate
of Incorporation (the "proposed Charter") to be
Effective Upon the Consummation of the Merger (the
"closing") Which Will Include Amendments to (a)
Increase the Number of Authorized Shares of Thma's
Capital Stock, Par Value $0.0001 Per Share, from
221,000,000 Shares, Consisting of (i) 220,000,000
Shares of Common Stock, Including 200,000,000
Shares (due to Space Limits, See Proxy Statement
	for Full Proposal).	Management	For	Voted - For
3.	On A Non-binding Advisory Basis, A Separate
Proposal with Respect to Certain Governance
Provisions in the Proposed Charter in Accordance
with Securities and Exchange Commission Guidance.
the Proposed Charter, and the Provisions That are
the Subject of This Proposal, is Further Described
in the Proxy Statement for the Special Meeting and
A Copy of the Proposed Charter is Attached As Annex
	B to the Proxy Statement.	Management	For	Voted - For
4.1	Director: Zack Lynch	Management	For	Voted - For
4.2	Director: Kirthiga Reddy	Management	For	Voted - For
4.3	Director: Andrew J. Schwab	Management	For	Voted - For
4.4	Director: Alison Bauerlein	Management	For	Voted - For
4.5	Director: Nancy Schlichting	Management	For	Voted - For
4.6	Director: Jorge Gomez	Management	For	Voted - For
4.7	Director: Corey Mccann	Management	For	Voted - For
5.	A Proposal to Approve, in Connection with the
Merger, for Purposes of Complying with Applicable
Listing Rules of the Nasdaq Stock Market
("nasdaq"), the Issuance And/or Sale of (a) Up to
132,395,625 Thma Class A Common Shares to the
Holders of Pear's Capital Stock Pursuant to the
Business Combination Agreement and the Reservation
for Issuance of Thma Class A Common Shares Subject
to Rollover Options (as Defined in the Proxy
Statement) Pursuant to the Business Combination
Agreement (due to Space Limits, See Proxy
	Statement for Full Proposal).	Management	For	Voted - For
6.	A Proposal to Approve and Adopt the Pear Holdings
Corp. 2021 Stock Option and Incentive Plan (the
"2021 Plan"), A Copy of Which is Attached As Annex
K to the Proxy Statement, and the Material Terms
	Thereunder.	Management	For	Voted - For
7.	A Proposal to Approve and Adopt the Pear Holdings
Corp. Employee Stock Purchase Plan (the "2021
Espp"), A Copy of Which is Attached As Annex L to
the Proxy Statement, and the Material Terms
	Thereunder.	Management	For	Voted - For
8.	A Proposal to Approve the Adjournment of the
Special Meeting to A Later Date Or Dates, If
Necessary, to Permit Further Solicitation and Vote
of Proxies in the Event That There are Insufficient

141

RiverPark Strategic Income Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Votes For, Or Otherwise in Connection With,
	Proposals 1-2 and 4-7.	Management	For	Voted - For

ZANITE ACQUISITION CORP.

Security ID: 98907K103	Ticker: ZNTE

Meeting Date: 06-May-22	Meeting Type: Special

1.	A Proposal to Adopt the Business Combination
Agreement, Dated As of December 21, 2021 (the
"business Combination Agreement"), A Copy of Which
is Attached to the Accompanying Proxy Statement As
Annex A, by and Among the Company, Embraer S.a., A
Brazilian Corporation (sociedade Anônima)
("embraer"), Eve Uam Llc, A Delaware Limited
Liability Company and A Newly Formed Direct Wholly
Owned Subsidiary of Embraer That Was Formed for
Purposes of Conducting the Uam Business (as Defined
in the Accompanying (due to Space Limits, See
	Proxy Material for Full Proposal).	Management	For	Voted - For
2A.	Charter Amendment Proposal A: to Approve and Adopt
the Proposed Charter (other Than the Proposals
Addressed in Charter Amendment Proposal B), Which,
If Approved, Would Amend and Restate the Current
Charter, and Which, If Approved, Would Take Effect
	Upon the Closing.	Management	For	Voted - For
2B.	Charter Amendment Proposal B: to Approve and Adopt
A Proposed Amendment to the Proposed Charter to (i)
Increase the Number of Authorized Shares of Class A
Common Stock from 100,000,000 to 1,000,000,000,
Which Will Become Shares of Common Stock, Par Value
of $0.001 Per Share, of the Combined Company Upon
the Closing, and the Total Number of Authorized
Shares of Common Stock from 111,000,000 to
1,000,000,000 and (ii) Provide That the Number of
Authorized Shares of Any Class of Common Stock Or
(due to Space Limits, See Proxy Material for
	Full Proposal).	Management	For	Voted - For
3A.	A Proposal to Increase the Total Number of
Authorized Shares of Stock to 1,100,000,000 Shares,
Consisting of (i) 1,000,000,000 Shares of Common
Stock and (ii) 100,000,000 Shares of Preferred
	Stock, Par Value $0.0001 Per Share.	Management	For	Voted - For
3B.	A Proposal to Provide That the Number of Authorized
Shares of Any Class of Common Stock Or Preferred
Stock May be Increased Or Decreased (but Not Below
the Number of Shares Thereof Then Outstanding) by
the Affirmative Vote of the Holders of A Majority
of the Stock of the Company Entitled to Vote,
Irrespective of the Provisions of Section 242(b)(2)
	of the Dgcl	Management	For	Voted - For
3C.	A Proposal to Require the Affirmative Vote of the
Holders of at Least Two-thirds of the Total Voting
Power of All the Then Outstanding Shares of Capital
Stock of the Company Entitled to Vote Thereon,
142

RiverPark Strategic Income Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Voting Together As A Single Class to (1) Make
Amendments to Certain Provisions of the Proposed
Charter (article Thirteenth (a)) and (2) Amend the
Proposed Bylaws (as Defined in the Accompanying
	Proxy Statement) (article Sixth (f)	Management	For	Voted - For
3D.	A Proposal to Provide That Any Action Required Or
Permitted to be Taken by the Stockholders of the
Company May be Taken by Written Consent Until the
Time the Issued and Outstanding Shares of Common
Stock Owned by Embraer Entities (as Defined in the
Accompanying Proxy Statement) Represent Less Than
50% of the Voting Power of the Then Outstanding
	Shares of Capital Stock of the Company.	Management	For	Voted - For
3E.	A Proposal to Elect Not to be Governed by Section
203 of the Dgcl Relating to Business Combinations
	with Interested Stockholders.	Management	For	Voted - For
3F.	A Proposal to Provide for Certain Additional
Changes, Including, Among Other Things, (i)
Changing the Post-business Combination Company's
Corporate Name from "zanite Acquisition Corp." to
"eve Holding, Inc.", (ii) Making the Company's
Corporate Existence Perpetual and (iii) Removing
Certain Provisions Related to our Status As A Blank
Check Company That Will No Longer Apply Upon
Consummation of the Business Combination, All of
Which our Board of Directors Believes are Necessary
to Adequately Address the Needs of the
	Post-business Combination Company.	Management	For	Voted - For
4.	A Proposal to Approve, for Purposes of Complying
with Applicable Listing Rules of the Nasdaq Stock
Market ("nasdaq"), (x) the Issuance of More Than
20% of the Company's Issued and Outstanding Common
Stock in Connection with the Business Combination,
Consisting of the Issuance of (i) Shares of Common
Stock to Eah Pursuant to the Terms of the Business
Combination Agreement and (ii) Shares of Common
Stock to the Pipe Investors (as Defined in the
	Accompanying Proxy Statement) in Connection	(due
to Space Limits, See Proxy Material for Full
	Proposal).	Management	For	Voted - For
5.	A Proposal to Approve and Adopt the Eve Holding,
Inc. 2022 Stock Incentive Plan (the "incentive
Plan"), A Copy of Which is Attached to the
Accompanying Proxy Statement As Annex K (the
	"incentive Plan Proposal").	Management	For	Voted - For
6.1	Director: Sergio Pedreiro	Management	For	Voted - For
6.2	Director: José M. Entrecanales	Management	For	Voted - For
6.3	Director: Marion Clifton Blakey	Management	For	Voted - For
6.4	Director: Paul Eremenko	Management	For	Voted - For
6.5	Director: Luis Carlos Affonso	Management	For	Voted - For
6.6	Director: Michael Amalfitano	Management	For	Voted - For
6.7	Director: Kenneth C. Ricci	Management	For	Voted - For
7.	A Proposal to Approve the Adjournment of the
Special Meeting to A Later Date Or Dates, If
Necessary Or Appropriate, to Permit Further
143

RiverPark Strategic Income Fund

Proposal	Proposed by	Mgt. Position	Registrant Voted

Solicitation and Vote of Proxies in the Event That
There are Insufficient Votes For, Or Otherwise in
Connection With, the Approval of Any of the
Condition Precedent Proposals (as Defined Below) Or
We Determine That One Or More of the Closing
Conditions Under the Business Combination Agreement
is Not Satisfied Or Waived (the "adjournment
Proposal").	Management	For	Voted - For

Wedgewood Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

ALPHABET INC.

Security ID: 02079K305	Ticker: GOOGL

Meeting Date: 01-Jun-22	Meeting Type: Annual

1a.	Election of Director: Larry Page	Management	For	Voted - For
1b.	Election of Director: Sergey Brin	Management	For	Voted - For
1c.	Election of Director: Sundar Pichai	Management	For	Voted - For
1d.	Election of Director: John L. Hennessy	Management	For	Voted - For
1e.	Election of Director: Frances H. Arnold	Management	For	Voted - For
1f.	Election of Director: L. John Doerr	Management	For	Voted - For
1g.	Election of Director: Roger W. Ferguson Jr.	Management	For	Voted - For
1h.	Election of Director: Ann Mather	Management	For	Voted - For
1i.	Election of Director: K. Ram Shriram	Management	For	Voted - For
1j.	Election of Director: Robin L. Washington	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young
LLP As Alphabet's Independent Registered Public
Accounting Firm for the Fiscal Year Ending December
	31, 2022.	Management	For	Voted - For
3.	The Amendment of Alphabet's 2021 Stock Plan to
Increase the Share Reserve by 4,000,000 Shares of
	Class C Capital Stock.	Management	For	Voted - For
4.	The Amendment of Alphabet's Amended and Restated
Certificate of Incorporation to Increase the Number
	of Authorized Shares.	Management	For	Voted - For
5.	A Stockholder Proposal Regarding A Lobbying Report,
	If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
6.	A Stockholder Proposal Regarding A Climate Lobbying
	Report, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
7.	A Stockholder Proposal Regarding A Report on
Physical Risks of Climate Change, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against
8.	A Stockholder Proposal Regarding A Report on Water
Management Risks, If Properly Presented at the
	Meeting.	Shareholder	Against	Voted - Against
9.	A Stockholder Proposal Regarding A Racial Equity
	Audit, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
10.	A Stockholder Proposal Regarding A Report on
Concealment Clauses, If Properly Presented at the
	Meeting.	Shareholder	Against	Voted - Against
11.	A Stockholder Proposal Regarding Equal Shareholder
	Voting, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
12.	A Stockholder Proposal Regarding A Report on
Government Takedown Requests, If Properly Presented
	at the Meeting.	Shareholder	Against	Voted - Against
13.	A Stockholder Proposal Regarding A Human Rights
Assessment of Data Center Siting, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against
14.	A Stockholder Proposal Regarding A Report on Data
Collection, Privacy, and Security, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against

Wedgewood Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

15.	A Stockholder Proposal Regarding Algorithm
	Disclosures, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
16.	A Stockholder Proposal Regarding Misinformation and
Disinformation, If Properly Presented at the
	Meeting.	Shareholder	Against	Voted - Against
17.	A Stockholder Proposal Regarding A Report on
External Costs of Disinformation, If Properly
	Presented at the Meeting.	Shareholder	Against	Voted - Against
18.	A Stockholder Proposal Regarding A Report on Board
	Diversity, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
19.	A Stockholder Proposal Regarding the Establishment
of an Environmental Sustainability Board Committee,
	If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
20.	A Stockholder Proposal Regarding A Policy on
Non-management Employee Representative Director, If
	Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
21.	A Stockholder Proposal Regarding A Report on
Policies Regarding Military and Militarized
Policing Agencies, If Properly Presented at the
	Meeting.	Shareholder	Against	Voted - Against

APPLE INC.

Security ID: 037833100	Ticker: AAPL

Meeting Date: 04-Mar-22	Meeting Type: Annual

1A.	Election of Director: James Bell	Management	For	Voted - For
1B.	Election of Director: Tim Cook	Management	For	Voted - For
1C.	Election of Director: Al Gore	Management	For	Voted - For
1D.	Election of Director: Alex Gorsky	Management	For	Voted - For
1E.	Election of Director: Andrea Jung	Management	For	Voted - For
1F.	Election of Director: Art Levinson	Management	For	Voted - For
1G.	Election of Director: Monica Lozano	Management	For	Voted - For
1H.	Election of Director: Ron Sugar	Management	For	Voted - For
1I.	Election of Director: Sue Wagner	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young
LLP As Apple's Independent Registered Public
	Accounting Firm for Fiscal 2022.	Management	For	Voted - For
3.	Advisory Vote to Approve Executive Compensation.	Management	For	Voted - For
4.	Approval of the Apple Inc. 2022 Employee Stock Plan.	Management	For	Voted - For
5.	A Shareholder Proposal Entitled "reincorporate with
	Deeper Purpose".	Shareholder	Against	Voted - Against
6.	A Shareholder Proposal Entitled "transparency
	Reports".	Shareholder	Against	Voted - Against
7.	A Shareholder Proposal Entitled "report on Forced
	Labor".	Shareholder	Against	Voted - Against
8.	A Shareholder Proposal Entitled "pay Equity".	Shareholder	Against	Voted - Against
9.	A Shareholder Proposal Entitled "civil Rights
	Audit".	Shareholder	Against	Voted - Against
10.	A Shareholder Proposal Entitled "report on
	Concealment Clauses".	Shareholder	Against	Voted - Against

Wedgewood Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

BOOKING HOLDINGS INC.

Security ID: 09857L108	Ticker: BKNG

Meeting Date: 09-Jun-22	Meeting Type: Annual

1.1	Director: Timothy Armstrong	Management	For	Voted - For
1.2	Director: Glenn D. Fogel	Management	For	Voted - For
1.3	Director: Mirian M. Graddick-weir	Management	For	Voted - For
1.4	Director: Wei Hopeman	Management	For	Voted - For
1.5	Director: Robert J. Mylod, Jr.	Management	For	Voted - For
1.6	Director: Charles H. Noski	Management	For	Voted - For
1.7	Director: Nicholas J. Read	Management	For	Voted - For
1.8	Director: Thomas E. Rothman	Management	For	Voted - For
1.9	Director: Sumit Singh	Management	For	Voted - For
1.10	Director: Lynn V. Radakovich	Management	For	Voted - For
1.11	Director: Vanessa A. Wittman	Management	For	Voted - For
2.	Advisory Vote to Approve 2021 Executive
	Compensation.	Management	For	Voted - For
3.	Ratification of Deloitte & Touche LLP As our
Independent Registered Public Accounting Firm for
	the Fiscal Year Ending December 31, 2022.	Management	For	Voted - For
4.	Stockholder Proposal Requesting the Right of
Stockholders Holding 10% of Outstanding Shares of
	Common Stock to Call A Special Meeting.	Shareholder	Against	Voted - Against
5.	Stockholder Proposal Requesting the Board of
Directors Incorporate Climate Change Metrics Into
Executive Compensation Arrangements for our Chief
Executive Officer and at Least One Other Senior
	Executive.	Shareholder	Against	Voted - Against

CDW CORPORATION

Security ID: 12514G108	Ticker: CDW

Meeting Date: 19-May-22	Meeting Type: Annual

1A.	Election of Director for A Term to Expire at 2023
	Annual Meeting: Virginia C. Addicott	Management	For	Voted - For
1B.	Election of Director for A Term to Expire at 2023
	Annual Meeting: James A. Bell	Management	For	Voted - For
1C.	Election of Director for A Term to Expire at 2023
	Annual Meeting: Lynda M. Clarizio	Management	For	Voted - For
1D.	Election of Director for A Term to Expire at 2023
	Annual Meeting: Paul J. Finnegan	Management	For	Voted - For
1E.	Election of Director for A Term to Expire at 2023
	Annual Meeting: Anthony R. Foxx	Management	For	Voted - For
1F.	Election of Director for A Term to Expire at 2023
	Annual Meeting: Christine A. Leahy	Management	For	Voted - For
1G.	Election of Director for A Term to Expire at 2023
	Annual Meeting: Sanjay Mehrotra	Management	For	Voted - For
1H.	Election of Director for A Term to Expire at 2023
	Annual Meeting: David W. Nelms	Management	For	Voted - For

Wedgewood Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

1I.	Election of Director for A Term to Expire at 2023
	Annual Meeting: Joseph R. Swedish	Management	For	Voted - For
1J.	Election of Director for A Term to Expire at 2023
	Annual Meeting: Donna F. Zarcone	Management	For	Voted - For
2.	To Approve, on an Advisory Basis, Named Executive
	Officer Compensation.	Management	For	Voted - For
3.	To Ratify the Selection of Ernst & Young LLP As the
Company's Independent Registered Public Accounting
	Firm for the Year Ending December 31, 2022.	Management	For	Voted - For
4.	To Consider and Act Upon the Stockholder Proposal,
If Properly Presented at the Meeting, Regarding
	Shareholder Right to Act by Written Consent.	Shareholder	Against	Voted - Against

COPART, INC.

Security ID: 217204106	Ticker: CPRT

Meeting Date: 03-Dec-21	Meeting Type: Annual

1A.	Election of Director: Willis J. Johnson	Management	For	Voted - For
1B.	Election of Director: A. Jayson Adair	Management	For	Voted - For
1C.	Election of Director: Matt Blunt	Management	For	Voted - For
1D.	Election of Director: Steven D. Cohan	Management	For	Voted - For
1E.	Election of Director: Daniel J. Englander	Management	For	Voted - For
1F.	Election of Director: James E. Meeks	Management	For	Voted - For
1G.	Election of Director: Thomas N. Tryforos	Management	For	Voted - For
1H.	Election of Director: Diane M. Morefield	Management	For	Voted - For
1I.	Election of Director: Stephen Fisher	Management	For	Voted - For
1J.	Election of Director: Cherylyn Harley Lebon	Management	For	Voted - For
1K.	Election of Director: Carl D. Sparks	Management	For	Voted - For
2.	To Approve, on an Advisory (non-binding) Basis, the
Compensation of our Named Executive Officers for
the Fiscal Year Ended July 31, 2021 (say-on-pay
	Vote).	Management	For	Voted - For
3.	To Ratify the Appointment of Ernst & Young LLP As
our Independent Registered Public Accounting Firm
	for the Fiscal Year Ending July 31, 2022.	Management	For	Voted - For

EDWARDS LIFESCIENCES CORPORATION

Security ID: 28176E108	Ticker: EW

Meeting Date: 03-May-22	Meeting Type: Annual

1.1	Election of Director: Kieran T. Gallahue	Management	For	Voted - For
1.2	Election of Director: Leslie S. Heisz	Management	For	Voted - For
1.3	Election of Director: Paul A. Laviolette	Management	For	Voted - For
1.4	Election of Director: Steven R. Loranger	Management	For	Voted - For
1.5	Election of Director: Martha H. Marsh	Management	For	Voted - For
1.6	Election of Director: Michael A. Mussallem	Management	For	Voted - For
1.7	Election of Director: Ramona Sequeira	Management	For	Voted - For
1.8	Election of Director: Nicholas J. Valeriani	Management	For	Voted - For

Wedgewood Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

2.	Advisory Vote to Approve Named Executive Officer
	Compensation	Management	For	Voted - For
3.	Ratification of Appointment of Independent
	Registered Public Accounting Firm	Management	For	Voted - For
4.	Stockholder Proposal for an Advisory Vote to Reduce
the Share Ownership Threshold to Call A Special
	Meeting	Shareholder	Against	Voted - Against

ELECTRONIC ARTS INC.

Security ID: 285512109	Ticker: EA

Meeting Date: 12-Aug-21	Meeting Type: Annual

1A.	Election of Director to Hold Office for A One- Year
	Term: Kofi A. Bruce	Management	For	Voted - For
1B.	Election of Director to Hold Office for A One- Year
	Term: Leonard S. Coleman	Management	For	Voted - For
1C.	Election of Director to Hold Office for A One- Year
	Term: Jeffrey T. Huber	Management	For	Voted - For
1D.	Election of Director to Hold Office for A One- Year
	Term: Talbott Roche	Management	For	Voted - For
1E.	Election of Director to Hold Office for A One- Year
	Term: Richard A. Simonson	Management	For	Voted - For
1F.	Election of Director to Hold Office for A One- Year
	Term: Luis A. Ubinas	Management	For	Voted - For
1G.	Election of Director to Hold Office for A One- Year
	Term: Heidi J. Ueberroth	Management	For	Voted - For
1H.	Election of Director to Hold Office for A One- Year
	Term: Andrew Wilson	Management	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer
	Compensation.	Management	For	Voted - For
3.	Ratification of the Appointment of KPMG LLP As our
Independent Public Registered Accounting Firm for
	the Fiscal Year Ending March 31, 2022.	Management	For	Voted - For
4.	Amendment and Restatement of the Company's
Certificate of Incorporation to Permit Stockholders
	to Act by Written Consent.	Management	For	Voted - For
5.	To Consider and Vote Upon A Stockholder Proposal,
If Properly Presented at the Annual Meeting, on
Whether to Allow Stockholders to Act by Written
	Consent.	Shareholder	Against	Voted - Against

FIRST REPUBLIC BANK

Security ID: 33616C100	Ticker: FRC

Meeting Date: 17-May-22	Meeting Type: Annual

1A.	Election of Director: James H. Herbert, II	Management	For	Voted - For
1B.	Election of Director: Katherine August- Dewilde	Management	For	Voted - For
1C.	Election of Director: Frank J. Fahrenkopf, Jr.	Management	For	Voted - For
1D.	Election of Director: Boris Groysberg	Management	For	Voted - For
1E.	Election of Director: Sandra R. Hernández	Management	For	Voted - For

Wedgewood Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

1F.	Election of Director: Pamela J. Joyner	Management	For	Voted - For
1G.	Election of Director: Shilla Kim-parker	Management	For	Voted - For
1H.	Election of Director: Reynold Levy	Management	For	Voted - For
1I.	Election of Director: George G.c. Parker	Management	For	Voted - For
1J.	Election of Director: Michael J. Roffler	Management	For	Voted - For
2.	To Ratify KPMG LLP As the Independent Registered
Public Accounting Firm of First Republic Bank for
	the Fiscal Year Ending December 31, 2022.	Management	For	Voted - For
3.	To Approve the Amendments to the First Republic
	Bank 2017 Omnibus Award Plan.	Management	For	Voted - For
4.	To Approve, by Advisory (non-binding) Vote, the
Compensation of our Executive Officers ("say on
	Pay") Vote.	Management	For	Voted - For

KEYSIGHT TECHNOLOGIES, INC.

Security ID: 49338L103	Ticker: KEYS

Meeting Date: 17-Mar-22	Meeting Type: Annual

1A.	Election of Director: James G. Cullen	Management	For	Voted - For
1B.	Election of Director: Michelle J. Holthaus	Management	For	Voted - For
1C.	Election of Director: Jean M. Nye	Management	For	Voted - For
1D.	Election of Director: Joanne B. Olsen	Management	For	Voted - For
2.	Ratify the Audit and Finance Committee's
Appointment of PricewaterhouseCoopers LLP As
Keysight's Independent Registered Public Accounting
	Firm.	Management	For	Voted - For
3.	Approve, on A Non-binding Advisory Basis, the
	Compensation of Keysight's Named Executive Officers.	Management	For	Voted - For
4.	Approve an Amendment to Keysight's Amended and
Restated Certificate of Incorporation to Declassify
	the Board of Directors.	Management	For	Voted - For

META PLATFORMS, INC.

Security ID: 30303M102	Ticker: FB

Meeting Date: 25-May-22	Meeting Type: Annual

1.1	Director: Peggy Alford	Management	For	Voted - For
1.2	Director: Marc L. Andreessen	Management	For	Voted - For
1.3	Director: Andrew W. Houston	Management	For	Voted - For
1.4	Director: Nancy Killefer	Management	For	Voted - For
1.5	Director: Robert M. Kimmitt	Management	For	Voted - For
1.6	Director: Sheryl K. Sandberg	Management	For	Voted - For
1.7	Director: Tracey T. Travis	Management	For	Voted - For
1.8	Director: Tony Xu	Management	For	Voted - For
1.9	Director: Mark Zuckerberg	Management	For	Voted - For
2.	To Ratify the Appointment of Ernst & Young LLP As
Meta Platforms, Inc.'s Independent Registered
Public Accounting Firm for the Fiscal Year Ending
	December 31, 2022.	Management	For	Voted - For

Wedgewood Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

3.	To Approve, on A Non-binding Advisory Basis, the
Compensation Program for Meta Platforms, Inc.'s
Named Executive Officers As Disclosed in Meta
	Platforms, Inc.'s Proxy Statement.	Management	For	Voted - For
4.	A Shareholder Proposal Regarding Dual Class Capital
	Structure.	Shareholder	Against	Voted - Against
5.	A Shareholder Proposal Regarding an Independent
	Chair.	Shareholder	Against	Voted - Against
6.	A Shareholder Proposal Regarding Concealment
	Clauses.	Shareholder	Against	Voted - Against
7.	A Shareholder Proposal Regarding Report on External
	Costs of Misinformation.	Shareholder	Against	Voted - Against
8.	A Shareholder Proposal Regarding Report on
	Community Standards Enforcement.	Shareholder	Against	Voted - Against
9.	A Shareholder Proposal Regarding Report and
	Advisory Vote on the Metaverse.	Shareholder	Against	Voted - Against
10.	A Shareholder Proposal Regarding Human Rights
	Impact Assessment.	Shareholder	Against	Voted - Against
11.	A Shareholder Proposal Regarding Child Sexual
	Exploitation Online.	Shareholder	Against	Voted - Against
12.	A Shareholder Proposal Regarding Civil Rights and
	Non-discrimination Audit.	Shareholder	Against	Voted - Against
13.	A Shareholder Proposal Regarding Report on Lobbying.	Shareholder	Against	Voted - Against
14.	A Shareholder Proposal Regarding Assessment of
	Audit & Risk Oversight Committee.	Shareholder	Against	Voted - Against
15.	A Shareholder Proposal Regarding Report on
	Charitable Donations.	Shareholder	Against	Voted - Against

MICROSOFT CORPORATION

Security ID: 594918104	Ticker: MSFT

Meeting Date: 30-Nov-21	Meeting Type: Annual

1A.	Election of Director: Reid G. Hoffman	Management	For	Voted - For
1B.	Election of Director: Hugh F. Johnston	Management	For	Voted - For
1C.	Election of Director: Teri L. List	Management	For	Voted - For
1D.	Election of Director: Satya Nadella	Management	For	Voted - For
1E.	Election of Director: Sandra E. Peterson	Management	For	Voted - For
1F.	Election of Director: Penny S. Pritzker	Management	For	Voted - For
1G.	Election of Director: Carlos A. Rodriguez	Management	For	Voted - For
1H.	Election of Director: Charles W. Scharf	Management	For	Voted - For
1I.	Election of Director: John W. Stanton	Management	For	Voted - For
1J.	Election of Director: John W. Thompson	Management	For	Voted - For
1K.	Election of Director: Emma N. Walmsley	Management	For	Voted - For
1L.	Election of Director: Padmasree Warrior	Management	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer
	Compensation.	Management	For	Voted - For
3.	Approve Employee Stock Purchase Plan.	Management	For	Voted - For
4.	Ratification of the Selection of Deloitte & Touche
	LLP As our Independent Auditor for Fiscal Year 2022.	Management	For	Voted - For
5.	Shareholder Proposal - Report on Median Pay Gaps
	Across Race and Gender.	Shareholder	Against	Voted - Against

Wedgewood Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

6.	Shareholder Proposal - Report on Effectiveness of
	Workplace Sexual Harassment Policies.	Shareholder	Against	Voted - Against
7.	Shareholder Proposal - Prohibition on Sales of
Facial Recognition Technology to All Government
	Entities.	Shareholder	Against	Voted - Against
8.	Shareholder Proposal - Report on Implementation of
	the Fair Chance Business Pledge.	Shareholder	Against	Voted - Against
9.	Shareholder Proposal - Report on How Lobbying
	Activities Align with Company Policies.	Shareholder	Against	Voted - Against

MOTOROLA SOLUTIONS, INC.

Security ID: 620076307	Ticker: MSI

Meeting Date: 17-May-22	Meeting Type: Annual

1A.	Election of Director for A One Year Term: Gregory
	Q. Brown	Management	For	Voted - For
1B.	Election of Director for A One Year Term: Kenneth
	D. Denman	Management	For	Voted - For
1C.	Election of Director for A One Year Term: Egon P.
	Durban	Management	For	Voted - For
1D.	Election of Director for A One Year Term: Ayanna M.
	Howard	Management	For	Voted - For
1E.	Election of Director for A One Year Term: Clayton
	M. Jones	Management	For	Voted - For
1F.	Election of Director for A One Year Term: Judy C.
	Lewent	Management	For	Voted - For
1G.	Election of Director for A One Year Term: Gregory
	K. Mondre	Management	For	Voted - For
1H.	Election of Director for A One Year Term: Joseph M.
	Tucci	Management	For	Voted - For
2.	Ratification of the Appointment of
PricewaterhouseCoopers LLP As the Company's
Independent Registered Public Accounting Firm for
	2022.	Management	For	Voted - For
3.	Advisory Approval of the Company's Executive
	Compensation.	Management	For	Voted - For
4.	Approval of the Motorola Solutions Amended and
	Restated Omnibus Incentive Plan of 2015.	Management	For	Voted - For

OLD DOMINION FREIGHT LINE, INC.

Security ID: 679580100	Ticker: ODFL

Meeting Date: 18-May-22	Meeting Type: Annual

1.1	Director: Sherry A. Aaholm	Management	For	Voted - For
1.2	Director: David S. Congdon	Management	For	Voted - For
1.3	Director: John R. Congdon, Jr.	Management	For	Voted - For
1.4	Director: Bradley R. Gabosch	Management	For	Voted - For
1.5	Director: Greg C. Gantt	Management	For	Voted - For
1.6	Director: Patrick D. Hanley	Management	For	Voted - For

Wedgewood Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

1.7	Director: John D. Kasarda	Management	For	Voted - For
1.8	Director: Wendy T. Stallings	Management	For	Voted - For
1.9	Director: Thomas A. Stith, III	Management	For	Voted - For
1.10	Director: Leo H. Suggs	Management	For	Voted - For
1.11	Director: D. Michael Wray	Management	For	Voted - For
2.	Approval, on an Advisory Basis, of the Compensation
	of the Company's Named Executive Officers.	Management	For	Voted - For
3.	Ratification of the Appointment of Ernst & Young
LLP As the Company's Independent Registered Public
Accounting Firm for the Year Ending December 31,
	2022.	Management	For	Voted - For

PAYPAL HOLDINGS, INC.

Security ID: 70450Y103	Ticker: PYPL

Meeting Date: 02-Jun-22	Meeting Type: Annual

1a.	Election of Director: Rodney C. Adkins	Management	For	Voted - For
1b.	Election of Director: Jonathan Christodoro	Management	For	Voted - For
1c.	Election of Director: John J. Donahoe	Management	For	Voted - For
1d.	Election of Director: David W. Dorman	Management	For	Voted - For
1e.	Election of Director: Belinda J. Johnson	Management	For	Voted - For
1f.	Election of Director: Enrique Lores	Management	For	Voted - For
1g.	Election of Director: Gail J. Mcgovern	Management	For	Voted - For
1h.	Election of Director: Deborah M. Messemer	Management	For	Voted - For
1i.	Election of Director: David M. Moffett	Management	For	Voted - For
1j.	Election of Director: Ann M. Sarnoff	Management	For	Voted - For
1k.	Election of Director: Daniel H. Schulman	Management	For	Voted - For
1l.	Election of Director: Frank D. Yeary	Management	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer
	Compensation.	Management	For	Voted - For
3.	Advisory Vote on the Frequency of the Stockholder
Advisory Vote to Approve Named Executive Officer
	Compensation.	Management	1 Year	Voted - 1 Year
4.	Ratification of the Appointment of
PricewaterhouseCoopers LLP As our Independent
	Auditor for 2022.	Management	For	Voted - For
5.	Stockholder Proposal - Special Shareholder Meeting
	Improvement.	Shareholder	Against	Voted - Against

S&P GLOBAL INC.

Security ID: 78409V104	Ticker: SPGI

Meeting Date: 04-May-22	Meeting Type: Annual

1A.	Election of Director: Marco Alverà	Management	For	Voted - For
1B.	Election of Director: Jacques Esculier	Management	For	Voted - For
1C.	Election of Director: Gay Huey Evans	Management	For	Voted - For
1D.	Election of Director: William D. Green	Management	For	Voted - For
1E.	Election of Director: Stephanie C. Hill	Management	For	Voted - For

Wedgewood Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

1F.	Election of Director: Rebecca Jacoby	Management	For	Voted - For
1G.	Election of Director: Robert P. Kelly	Management	For	Voted - For
1H.	Election of Director: Ian Paul Livingston	Management	For	Voted - For
1I.	Election of Director: Deborah D. Mcwhinney	Management	For	Voted - For
1J.	Election of Director: Maria R. Morris	Management	For	Voted - For
1K.	Election of Director: Douglas L. Peterson	Management	For	Voted - For
1L.	Election of Director: Edward B. Rust, Jr.	Management	For	Voted - For
1M.	Election of Director: Richard E. Thornburgh	Management	For	Voted - For
1N.	Election of Director: Gregory Washington	Management	For	Voted - For
2.	Approve, on an Advisory Basis, the Executive
Compensation Program for the Company's Named
	Executive Officers.	Management	For	Voted - For
3.	Ratify the Selection of Ernst & Young LLP As our
	Independent Auditor for 2022.	Management	For	Voted - For

STARBUCKS CORPORATION

Security ID: 855244109	Ticker: SBUX

Meeting Date: 16-Mar-22	Meeting Type: Annual

1A.	Election of Director: Richard E. Allison, Jr.	Management	For	Voted - For
1B.	Election of Director: Andrew Campion	Management	For	Voted - For
1C.	Election of Director: Mary N. Dillon	Management	For	Voted - For
1D.	Election of Director: Isabel Ge Mahe	Management	For	Voted - For
1E.	Election of Director: Mellody Hobson	Management	For	Voted - For
1F.	Election of Director: Kevin R. Johnson	Management	For	Voted - For
1G.	Election of Director: Jørgen Vig Knudstorp	Management	For	Voted - For
1H.	Election of Director: Satya Nadella	Management	For	Voted - For
1I.	Election of Director: Joshua Cooper Ramo	Management	For	Voted - For
1J.	Election of Director: Clara Shih	Management	For	Voted - For
1K.	Election of Director: Javier G. Teruel	Management	For	Voted - For
2.	Approve Amended and Restated 2005 Long- Term Equity
	Incentive Plan.	Management	For	Voted - For
3.	Approve, on an Advisory, Nonbinding Basis,the
	Compensation of our Named Executive Officers.	Management	For	Voted - For
4.	Ratify the Selection of Deloitte & Touche LLP As
our Independent Registered Public Accounting Firm
	for Fiscal 2022.	Management	For	Voted - For
5.	Annual Reports Regarding the Prevention of
	Harassment and Discrimination in the Workplace.	Shareholder	Against	Voted - Against

TAIWAN SEMICONDUCTOR MFG. CO. LTD.

Security ID: 874039100	Ticker: TSM

Meeting Date: 08-Jun-22	Meeting Type: Annual

1)	To Accept 2021 Business Report and Financial
	Statements	Management	For	Voted - For
2)	To Revise the Articles of Incorporation	Management	For	Voted - For

Wedgewood Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

3)	To Revise the Procedures for Acquisition Or
	Disposal of Assets	Management	For	Voted - For
4)	To Approve the Issuance of Employee Restricted
	Stock Awards for Year 2022	Management	For	Voted - For

TEXAS PACIFIC LAND CORPORATION

Security ID: 88262P102	Ticker: TPL

Meeting Date: 29-Dec-21	Meeting Type: Annual

1A.	Election of Class I Director: Barbara J. Duganier	Management	For	Voted - For
1B.	Election of Class I Director: Tyler Glover	Management	For	Voted - For
1C.	Election of Class I Director: Dana F. Mcginnis	Management	For	Voted - For
2.	To Approve, by Non-binding Advisory Vote, Executive
	Compensation.	Management	For	Voted - For
3.	To Determine, by Non-binding Advisory Vote, the
Frequency of Future Stockholder Advisory Votes on
	Executive Compensation.	Management	1 Year	Voted - 1 Year
4.	To Approve the Company's 2021 Incentive Plan.	Management	For	Voted - For
5.	To Approve the Company's 2021 Non- Employee
	Director Stock and Deferred Compensation Plan.	Management	For	Voted - For
6.	To Ratify the Appointment of Deloitte & Touche LLP
As our Independent Registered Public Accounting
	Firm for the Fiscal Year Ending December 31, 2021.	Management	For	Voted - For
7.	To Consider A Stockholder Proposal Requesting That
the Board of Directors Take Actions to Declassify
	the Board of Directors.	Shareholder	Against	Voted - Against

THE PROGRESSIVE CORPORATION

Security ID: 743315103	Ticker: PGR

Meeting Date: 13-May-22	Meeting Type: Annual

1A.	Election of Director: Philip Bleser	Management	For	Voted - For
1B.	Election of Director: Stuart B. Burgdoerfer	Management	For	Voted - For
1C.	Election of Director: Pamela J. Craig	Management	For	Voted - For
1D.	Election of Director: Charles A. Davis	Management	For	Voted - For
1E.	Election of Director: Roger N. Farah	Management	For	Voted - For
1F.	Election of Director: Lawton W. Fitt	Management	For	Voted - For
1G.	Election of Director: Susan Patricia Griffith	Management	For	Voted - For
1H.	Election of Director: Devin C. Johnson	Management	For	Voted - For
1I.	Election of Director: Jeffrey D. Kelly	Management	For	Voted - For
1J.	Election of Director: Barbara R. Snyder	Management	For	Voted - For
1K.	Election of Director: Jan E. Tighe	Management	For	Voted - For
1L.	Election of Director: Kahina Van Dyke	Management	For	Voted - For
2.	Approve the Progressive Corporation Amended and
	Restated 2017 Directors Equity Incentive Plan.	Management	For	Voted - For
3.	Cast an Advisory Vote to Approve our Executive
	Compensation Program.	Management	For	Voted - For

Wedgewood Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

4.	Ratify the Appointment of PricewaterhouseCoopers
LLP As our Independent Registered Public Accounting
	Firm for 2022.	Management	For	Voted - For

TRACTOR SUPPLY COMPANY

Security ID: 892356106	Ticker: TSCO

Meeting Date: 11-May-22	Meeting Type: Annual

1.1	Election of Director: Cynthia T. Jamison	Management	For	Voted - For
1.2	Election of Director: Joy Brown	Management	For	Voted - For
1.3	Election of Director: Ricardo Cardenas	Management	For	Voted - For
1.4	Election of Director: Denise L. Jackson	Management	For	Voted - For
1.5	Election of Director: Thomas A. Kingsbury	Management	For	Voted - For
1.6	Election of Director: Ramkumar Krishnan	Management	For	Voted - For
1.7	Election of Director: Harry A. Lawton III	Management	For	Voted - For
1.8	Election of Director: Edna K. Morris	Management	For	Voted - For
1.9	Election of Director: Mark J. Weikel	Management	For	Voted - For
2.	To Ratify the Re-appointment of Ernst & Young LLP
As our Independent Registered Public Accounting
	Firm for the Fiscal Year Ending December 31, 2022	Management	For	Voted - For
3.	To Approve, by Advisory Vote, the Compensation of
	our Named Executive Officers	Management	For	Voted - For
4.	To Vote on A Shareholder Proposal Titled "report on
	Costs of Low Wages and Inequality"	Shareholder	Against	Voted - Against

UNITEDHEALTH GROUP INCORPORATED

Security ID: 91324P102	Ticker: UNH

Meeting Date: 06-Jun-22	Meeting Type: Annual

1a.	Election of Director: Timothy P. Flynn	Management	For	Voted - For
1b.	Election of Director: Paul R. Garcia	Management	For	Voted - For
1c.	Election of Director: Stephen J. Hemsley	Management	For	Voted - For
1d.	Election of Director: Michele J. Hooper	Management	For	Voted - For
1e.	Election of Director: F. William Mcnabb III	Management	For	Voted - For
1f.	Election of Director: Valerie C. Montgomery Rice,
	M.D.	Management	For	Voted - For
1g.	Election of Director: John H. Noseworthy, M.D.	Management	For	Voted - For
1h.	Election of Director: Andrew Witty	Management	For	Voted - For
2.	Advisory Approval of the Company's Executive
	Compensation.	Management	For	Voted - For
3.	Ratification of the Appointment of Deloitte &
Touche LLP As the Independent Registered Public
Accounting Firm for the Company for the Year Ending
	December 31, 2022.	Management	For	Voted - For
4.	If Properly Presented at the 2022 Annual Meeting of
Shareholders, the Shareholder Proposal Seeking
	Shareholder Ratification of Termination Pay.	Shareholder	Against	Voted - Against

Wedgewood Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

5.	If Properly Presented at the 2022 Annual Meeting of
Shareholders, the Shareholder Proposal Regarding
	Political Contributions Congruency Report.	Shareholder	Against	Voted - Against

VISA INC.

Security ID: 92826C839	Ticker: V

Meeting Date: 25-Jan-22	Meeting Type: Annual

1A.	Election of Director: Lloyd A. Carney	Management	For	Voted - For
1B.	Election of Director: Mary B. Cranston	Management	For	Voted - For
1C.	Election of Director: Francisco Javier
	Fernández-carbajal	Management	For	Voted - For
1D.	Election of Director: Alfred F. Kelly, Jr.	Management	For	Voted - For
1E.	Election of Director: Ramon Laguarta	Management	For	Voted - For
1F.	Election of Director: John F. Lundgren	Management	For	Voted - For
1G.	Election of Director: Robert W. Matschullat	Management	For	Voted - For
1H.	Election of Director: Denise M. Morrison	Management	For	Voted - For
1I.	Election of Director: Linda J. Rendle	Management	For	Voted - For
1J.	Election of Director: Maynard G. Webb, Jr.	Management	For	Voted - For
2.	To Approve, on an Advisory Basis, the Compensation
	Paid to our Named Executive Officers.	Management	For	Voted - For
3.	To Ratify the Appointment of KPMG LLP As our
Independent Registered Public Accounting Firm for
	Fiscal Year 2022.	Management	For	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverPark Funds Trust

By:   /s/ Morty Schaja
Morty Schaja
President
Date: August 10, 2022